UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2017

Item 1.	Reports to Stockholders

Fidelity® MSCI Consumer Discretionary Index ETF

Fidelity MSCI Consumer Staples Index ETF

Fidelity MSCI Energy Index ETF

Fidelity MSCI Financials Index ETF

Fidelity MSCI Health Care Index ETF

Fidelity MSCI Industrials Index ETF

Fidelity MSCI Information Technology Index ETF

Fidelity MSCI Materials Index ETF

Fidelity MSCI Real Estate Index ETF

Fidelity MSCI Telecommunication Services Index ETF

Fidelity MSCI Utilities Index ETF

Semiannual Report

January 31, 2017

Contents

Performance and Investment Summary	3	How each fund has done over time and a summary of each fund’s holdings.

Shareholder Expense Example	14	An example of shareholder expenses.

Investments	16	A complete list of each fund’s investments with their market values.

Financial Statements	56	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.

Notes	79	Notes to the financial statements.

Board Approval of Investment Advisory Contracts and Management Fees	83

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2017 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank..

Semiannual Report	2

Fidelity® MSCI Consumer Discretionary Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Consumer Discretionary Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Consumer Discretionary Index ETF – NAV	17.38%	10.42%
Fidelity MSCI Consumer Discretionary Index ETF – Market Price	17.49%	10.44%
MSCI USA IMI Consumer Discretionary Index	17.54%	10.57%
S&P 500 Index	20.04%	10.77%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Consumer Discretionary Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Consumer Discretionary Index ETF – NAV	6.64%	9.42%
Fidelity MSCI Consumer Discretionary Index ETF – Market Price	6.61%	9.42%
MSCI USA IMI Consumer Discretionary Index	6.75%	9.57%
S&P 500 Index	11.96%	10.43%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2017
% of fund’s net assets
Amazon.com, Inc.	10.8
Comcast Corp. Class A	5.9
The Home Depot, Inc.	5.6
The Walt Disney Co.	5.5
McDonald’s Corp.	3.4
Starbucks Corp.	2.7
The Priceline Group, Inc.	2.5
Time Warner, Inc.	2.5
NIKE, Inc. Class B	2.3
Charter Communications, Inc. Class A	2.3

43.5

Industries as of January 31, 2017

*	Includes short-term investments and net other assets.

3	Semiannual Report

Fidelity® MSCI Consumer Staples Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Consumer Staples Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Consumer Staples Index ETF – NAV	7.02%	10.17%
Fidelity MSCI Consumer Staples Index ETF – Market Price	6.99%	10.17%
MSCI USA IMI Consumer Staples Index	7.22%	10.35%
S&P 500 Index	20.04%	10.77%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Consumer Staples Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Consumer Staples Index ETF – NAV	5.92%	10.00%
Fidelity MSCI Consumer Staples Index ETF – Market Price	5.78%	9.99%
MSCI USA IMI Consumer Staples Index	6.11%	10.17%
S&P 500 Index	11.96%	10.43%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2017
% of fund’s net assets
The Procter & Gamble Co.	11.2
The Coca-Cola Co.	8.5
PepsiCo, Inc.	7.5
Philip Morris International, Inc.	7.5
Altria Group, Inc.	7.0
Wal-Mart Stores, Inc.	5.2
CVS Health Corp.	4.2
Walgreens Boots Alliance, Inc.	3.8
Costco Wholesale Corp.	3.6
Mondelez International, Inc. Class A	3.4

61.9

Industries as of January 31, 2017

*	Includes short-term investments and net other assets.

Semiannual Report	4

Fidelity® MSCI Energy Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Energy Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Energy Index ETF – NAV	27.47%	-3.80%
Fidelity MSCI Energy Index ETF – Market Price	27.53%	-3.79%
MSCI USA IMI Energy Index	27.90%	-3.69%
S&P 500 Index	20.04%	10.77%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Energy Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Energy Index ETF – NAV	27.03%	-2.87%
Fidelity MSCI Energy Index ETF – Market Price	26.96%	-2.87%
MSCI USA IMI Energy Index	27.47%	-2.76%
S&P 500 Index	11.96%	10.43%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2017
% of fund’s net assets
Exxon Mobil Corp.	21.7
Chevron Corp.	13.1
Schlumberger Ltd.	7.3
ConocoPhillips	3.8
EOG Resources, Inc.	3.6
Occidental Petroleum Corp.	3.2
Halliburton Co.	3.0
Kinder Morgan, Inc.	2.6
Anadarko Petroleum Corp.	2.4
Phillips 66	2.4

63.1

Industries as of January 31, 2017

5	Semiannual Report

Fidelity® MSCI Financials Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Financials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Financials Index ETF – NAV	36.51%	12.68%
Fidelity MSCI Financials Index ETF – Market Price	36.64%	12.70%
MSCI USA IMI Financials Index	36.76%	12.82%
S&P 500 Index	20.04%	10.77%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Financials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Financials Index ETF – NAV	24.74%	12.96%
Fidelity MSCI Financials Index ETF – Market Price	24.84%	13.00%
MSCI USA IMI Financials Index	24.93%	13.09%
S&P 500 Index	11.96%	10.43%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2017
% of fund’s net assets
JPMorgan Chase & Co.	8.7
Wells Fargo & Co.	7.7
Bank of America Corp.	6.6
Berkshire Hathaway, Inc. Class B	5.7
Citigroup, Inc.	4.6
US Bancorp	2.6
The Goldman Sachs Group, Inc.	2.4
American International Group, Inc.	1.9
Chubb Ltd.	1.7
Morgan Stanley	1.7

43.6

Industries as of January 31, 2017

*	Includes short-term investments and net other assets.

Semiannual Report	6

Fidelity® MSCI Health Care Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Health Care Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Health Care Index ETF – NAV	9.43%	11.26%
Fidelity MSCI Health Care Index ETF – Market Price	9.37%	11.22%
MSCI USA IMI Health Care Index	9.51%	11.39%
S&P 500 Index	20.04%	10.77%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Health Care Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Health Care Index ETF – NAV	-3.33%	10.62%
Fidelity MSCI Health Care Index ETF – Market Price	-3.38%	10.62%
MSCI USA IMI Health Care Index	-3.28%	10.75%
S&P 500 Index	11.96%	10.43%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2017
% of fund’s net assets
Johnson & Johnson	9.8
Pfizer, Inc.	6.1
Merck & Co., Inc.	5.4
UnitedHealth Group, Inc.	4.9
Amgen, Inc.	3.7
Medtronic PLC	3.4
AbbVie, Inc.	3.2
Gilead Sciences, Inc.	3.0
Celgene Corp.	2.9
Allergan PLC	2.8

45.2

Industries as of January 31, 2017

*	Includes short-term investments and net other assets.

7	Semiannual Report

Fidelity® MSCI Industrials Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Industrials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Industrials Index ETF – NAV	30.48%	10.20%
Fidelity MSCI Industrials Index ETF – Market Price	30.49%	10.19%
MSCI USA IMI Industrials Index	30.67%	10.32%
S&P 500 Index	20.04%	10.77%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Industrials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Industrials Index ETF – NAV	20.68%	9.91%
Fidelity MSCI Industrials Index ETF – Market Price	20.51%	9.90%
MSCI USA IMI Industrials Index	20.85%	10.04%
S&P 500 Index	11.96%	10.43%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2017
% of fund’s net assets
General Electric Co.	10.6
3M Co.	4.2
The Boeing Co.	3.9
Union Pacific Corp.	3.6
United Technologies Corp.	3.5
Honeywell International, Inc.	3.4
United Parcel Service, Inc. Class B	3.0
Lockheed Martin Corp.	2.7
Caterpillar, Inc.	2.2
FedEx Corp.	1.9

39.0

Industries as of January 31, 2017

*	Includes short-term investments and net other assets.

Semiannual Report	8

Fidelity® MSCI Information Technology Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Information Technology Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Information Technology Index ETF – NAV	25.96%	15.15%
Fidelity MSCI Information Technology Index ETF – Market Price	26.08%	15.15%
MSCI USA IMI Information Technology Index	26.10%	15.27%
S&P 500 Index	20.04%	10.77%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Information Technology Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Information Technology Index ETF – NAV	13.80%	14.05%
Fidelity MSCI Information Technology Index ETF – Market Price	13.98%	14.12%
MSCI USA IMI Information Technology Index	13.90%	14.16%
S&P 500 Index	11.96%	10.43%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2017
% of fund’s net assets
Apple, Inc.	13.3
Microsoft Corp.	9.7
Facebook, Inc. Class A	6.2
Alphabet, Inc. Class C	5.0
Alphabet, Inc. Class A	4.9
Intel Corp.	3.5
International Business Machines Corp.	3.2
Visa, Inc. Class A	3.2
Cisco Systems, Inc.	3.2
Oracle Corp.	2.5

54.7

Industries as of January 31, 2017

*	Includes short-term investments and net other assets.

9	Semiannual Report

Fidelity® MSCI Materials Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Materials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Materials Index ETF – NAV	41.22%	7.92%
Fidelity MSCI Materials Index ETF – Market Price	41.44%	7.95%
MSCI USA IMI Materials Index	41.42%	8.00%
S&P 500 Index	20.04%	10.77%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Materials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Materials Index ETF – NAV	21.46%	6.62%
Fidelity MSCI Materials Index ETF – Market Price	21.07%	6.61%
MSCI USA IMI Materials Index	21.59%	6.69%
S&P 500 Index	11.96%	10.43%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2017
% of fund’s net assets
The Dow Chemical Co.	8.2
EI du Pont de Nemours & Co.	8.1
Monsanto Co.	5.8
Praxair, Inc.	4.2
LyondellBasell Industries N.V. Class A	4.0
Ecolab, Inc.	3.9
Air Products & Chemicals, Inc.	3.5
PPG Industries, Inc.	3.3
The Sherwin-Williams Co.	2.9
International Paper Co.	2.7

46.6

Industries as of January 31, 2017

Semiannual Report	10

Fidelity® MSCI Real Estate Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Real Estate Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Real Estate Index ETF – NAV	12.64%	2.15%
Fidelity MSCI Real Estate Index ETF – Market Price	12.43%	2.16%
MSCI USA IMI Real Estate Index	12.85%	2.17%
S&P 500 Index	20.04%	8.51%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Real Estate Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Real Estate Index ETF – NAV	8.06%	2.20%
Fidelity MSCI Real Estate Index ETF – Market Price	7.86%	2.28%
MSCI USA IMI Real Estate Index	8.19%	2.22%
S&P 500 Index	11.96%	7.84%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From February 2, 2015.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2017
% of fund’s net assets
Simon Property Group, Inc.	6.0
American Tower Corp.	4.6
Public Storage	3.3
Crown Castle International Corp.	3.1
Equinix, Inc.	2.8
Prologis, Inc.	2.7
AvalonBay Communities, Inc.	2.5
Welltower, Inc.	2.4
Weyerhaeuser Co.	2.4
Equity Residential	2.3

32.1

Industries as of January 31, 2017

11	Semiannual Report

Fidelity® MSCI Telecommunication Services Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Telecommunication Services Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Telecommunication Services Index ETF – NAV	21.82%	10.43%
Fidelity MSCI Telecommunication Services Index ETF – Market Price	21.74%	10.42%
MSCI USA IMI Telecommunication Services 25/50 Index	22.12%	10.47%
S&P 500 Index	20.04%	10.77%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Telecommunication Services Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Telecommunication Services Index ETF – NAV	23.15%	10.58%
Fidelity MSCI Telecommunication Services Index ETF – Market Price	23.04%	10.61%
MSCI USA IMI Telecommunication Services 25/50 Index	23.39%	10.60%
S&P 500 Index	11.96%	10.43%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2017
% of fund’s net assets
AT&T, Inc.	23.1
Verizon Communications, Inc.	20.7
T-Mobile US, Inc.	4.7
Level 3 Communications, Inc.	4.5
SBA Communications Corp.	3.5
CenturyLink, Inc.	3.4
Sprint Corp.	2.9
Telephone & Data Systems, Inc.	1.9
Straight Path Communications, Inc.	1.8
Cogent Communications Holdings, Inc.	1.8

68.3

Industries as of January 31, 2017

Semiannual Report	12

Fidelity® MSCI Utilities Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Utilities Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Utilities Index ETF – NAV	13.56%	11.76%
Fidelity MSCI Utilities Index ETF – Market Price	13.48%	11.76%
MSCI USA IMI Utilities Index	13.78%	11.93%
S&P 500 Index	20.04%	10.77%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Utilities Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Utilities Index ETF – NAV	17.42%	11.67%
Fidelity MSCI Utilities Index ETF – Market Price	17.13%	11.66%
MSCI USA IMI Utilities Index	17.67%	11.83%
S&P 500 Index	11.96%	10.43%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2017
% of fund’s net assets
NextEra Energy, Inc.	7.7
Duke Energy Corp.	7.2
The Southern Co.	6.5
Dominion Resources, Inc.	6.4
Exelon Corp.	4.4
American Electric Power Co., Inc.	4.2
PG&E Corp.	4.2
Sempra Energy	3.3
Edison International	3.2
PPL Corp.	3.2

50.3

Industries as of January 31, 2017

13	Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying money market fund, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying money market fund. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying money market fund, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying money market fund. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During PeriodB August 1, 2016 to January 31, 2017
Fidelity MSCI Consumer Discretionary Index ETF
Actual	.08%	$1,000.00	$1,053.50	$0.41
HypotheticalC		$1,000.00	$1,024.80	$0.41
Fidelity MSCI Consumer Staples Index ETF
Actual	.08%	$1,000.00	$976.20	$0.40
HypotheticalC		$1,000.00	$1,024.80	$0.41
Fidelity MSCI Energy Index ETF
Actual	.08%	$1,000.00	$1,088.20	$0.42
HypotheticalC		$1,000.00	$1,024.80	$0.41
Fidelity MSCI Financials Index ETF
Actual	.08%	$1,000.00	$1,220.50	$0.45
HypotheticalC		$1,000.00	$1,024.80	$0.41
Fidelity MSCI Health Care Index ETF
Actual	.08%	$1,000.00	$954.50	$0.39
HypotheticalC		$1,000.00	$1,024.80	$0.41
Fidelity MSCI Industrials Index ETF
Actual	.08%	$1,000.00	$1,098.70	$0.42
HypotheticalC		$1,000.00	$1,024.80	$0.41
Fidelity MSCI Information Technology Index ETF
Actual	.08%	$1,000.00	$1,107.50	$0.42
HypotheticalC		$1,000.00	$1,024.80	$0.41

Semiannual Report	14

	Annualized Expense RatioA	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During PeriodB August 1, 2016 to January 31, 2017
Fidelity MSCI Materials Index ETF
Actual	.08%	$1,000.00	$1,099.20	$0.42
HypotheticalC		$1,000.00	$1,024.80	$0.41
Fidelity MSCI Real Estate Index ETF
Actual	.08%	$1,000.00	$925.50	$0.39
HypotheticalC		$1,000.00	$1,024.80	$0.41
Fidelity MSCI Telecommunication Services Index ETF
Actual	.08%	$1,000.00	$1,016.50	$0.41
HypotheticalC		$1,000.00	$1,024.80	$0.41
Fidelity MSCI Utilities Index ETF
Actual	.08%	$1,000.00	$970.20	$0.40
HypotheticalC		$1,000.00	$1,024.80	$0.41

A	Annualized expense ratio reflects expenses net of applicable fee waivers.

B	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

C	5% return per year before expenses.

15	Semiannual Report

Fidelity MSCI Consumer Discretionary Index ETF

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AUTO COMPONENTS – 3.1%
Auto Parts & Equipment – 2.7%
Adient PLC (a)	7,293	$463,033
American Axle & Manufacturing Holdings, Inc. (a)	5,677	115,811
Autoliv, Inc.	6,871	794,700
BorgWarner, Inc.	16,659	680,187
Cooper-Standard Holding, Inc. (a)	1,011	106,438
Dana, Inc.	11,177	225,105
Delphi Automotive PLC	21,260	1,489,476
Dorman Products, Inc. (a)	2,467	170,272
Fox Factory Holding Corp. (a)	2,235	57,886
Gentex Corp.	22,404	468,019
Gentherm, Inc. (a)	2,847	100,784
LCI Industries	1,863	204,464
Lear Corp.	5,585	793,573
Metaldyne Performance Group, Inc.	1,297	30,609
Modine Manufacturing Co. (a)	3,736	50,810
Motorcar Parts of America, Inc. (a)	1,399	36,696
Standard Motor Products, Inc.	1,560	77,797
Stoneridge, Inc. (a)	2,026	33,247
Superior Industries International, Inc.	1,639	37,779
Tenneco, Inc. (a)	4,436	299,208
Tower International, Inc.	1,632	42,758
Visteon Corp. (a)	2,683	240,316

		6,518,968

Tires & Rubber – 0.4%
Cooper Tire & Rubber Co.	4,211	152,649
The Goodyear Tire & Rubber Co.	20,406	660,950

		813,599

TOTAL AUTO COMPONENTS		7,332,567

AUTOMOBILES – 4.7%
Automobile Manufacturers – 4.4%
Ford Motor Co.	288,793	3,569,481
General Motors Co.	108,858	3,985,291
Tesla Motors, Inc. (a)	10,025	2,525,598
Thor Industries, Inc.	3,871	400,649
Winnebago Industries, Inc.	2,064	64,810

		10,545,829

Motorcycle Manufacturers – 0.3%
Harley-Davidson, Inc.	13,903	793,027

TOTAL AUTOMOBILES		11,338,856

DISTRIBUTORS – 1.0%
Distributors – 1.0%
Core-Mark Holding Co., Inc.	3,604	125,888
Genuine Parts Co.	11,604	1,123,383
LKQ Corp. (a)	23,984	765,329
Pool Corp.	3,267	344,865
Weyco Group, Inc.	494	13,921

TOTAL DISTRIBUTORS		2,373,386

	Shares	Value
DIVERSIFIED CONSUMER SERVICES – 1.2%
Education Services – 0.5%
American Public Education, Inc. (a)	1,208	$29,354
Apollo Group, Inc. Class A (non-vtg.) (a)	7,864	78,561
Bridgepoint Education, Inc. (a)	1,510	16,066
Bright Horizons Family Solutions, Inc. (a)	3,447	244,254
Capella Education Co.	898	76,779
Career Education Corp. (a)	5,214	50,941
Chegg, Inc. (a)	4,489	32,276
DeVry Education Group, Inc.	4,561	152,794
Graham Holdings Co. Class B	344	178,725
Grand Canyon Education, Inc. (a)	3,527	208,023
Houghton Mifflin Harcourt Co. (a)	8,014	90,558
K12, Inc. (a)	2,689	53,592
Strayer Education, Inc. (a)	806	65,286

		1,277,209

Specialized Consumer Services – 0.7%
Carriage Services, Inc.	1,146	29,739
H&R Block, Inc.	17,191	368,919
LifeLock, Inc. (a)	6,837	163,815
Regis Corp. (a)	2,859	39,797
Service Corp. International	15,121	440,475
ServiceMaster Global Holdings, Inc. (a)	10,525	389,214
Sotheby’s (a)	2,788	110,711
Weight Watchers International, Inc. (a)	2,204	27,440

		1,570,110

TOTAL DIVERSIFIED CONSUMER SERVICES		2,847,319

HOTELS, RESTAURANTS & LEISURE – 15.4%
Casinos & Gaming – 1.8%
Boyd Gaming Corp. (a)	6,559	133,279
Caesars Acquisition Co. Class A (a)	3,675	55,125
Caesars Entertainment Corp. (a)	3,906	34,959
Churchill Downs, Inc.	1,025	146,934
Eldorado Resorts, Inc. (a)	1,795	27,822
Isle of Capri Casinos, Inc. (a)	1,872	44,572
Las Vegas Sands Corp.	34,051	1,790,402
MGM Resorts International (a)	35,267	1,015,690
Monarch Casino & Resort, Inc. (a)	815	19,364
Penn National Gaming, Inc. (a)	5,857	80,709
Pinnacle Entertainment, Inc. (a)	4,439	68,361
Red Rock Resorts, Inc. Class A	2,444	57,385
Scientific Games Corp. Class A (a)	4,012	68,204
Wynn Resorts Ltd.	6,348	643,878

		4,186,684

Hotels, Resorts & Cruise Lines – 3.4%
Belmond Ltd. Class A (a)	7,160	99,166
Carnival Corp.	27,894	1,544,770
Choice Hotels International, Inc.	2,815	156,232
Extended Stay America, Inc.	8,377	135,791
Hilton Grand Vacations, Inc. (a)	4,617	135,417

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	16

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Hotels, Resorts & Cruise Lines – continued
Hilton Worldwide Holdings, Inc.	15,392	$886,271
ILG, Inc.	8,757	165,945
La Quinta Holdings, Inc. (a)	6,888	97,327
Lindblad Expeditions Holdings, Inc. (a)	1,563	14,051
Marcus Corp.	1,272	37,715
Marriott International, Inc. Class A	25,761	2,179,381
Marriott Vacations Worldwide Corp.	1,785	154,367
Norwegian Cruise Line Holdings Ltd. (a)	12,416	583,552
Royal Caribbean Cruises Ltd.	13,418	1,256,327
Wyndham Worldwide Corp.	8,543	675,410

		8,121,722

Leisure Facilities – 0.5%
ClubCorp Holdings, Inc.	5,016	82,764
Drive Shack, Inc.	4,678	19,367
International Speedway Corp. Class A	2,047	75,022
Intrawest Resorts Holdings, Inc. (a)	1,067	21,991
Planet Fitness, Inc., Class A	3,951	83,129
SeaWorld Entertainment, Inc.	5,209	94,335
Six Flags Entertainment Corp.	5,808	346,041
Speedway Motorsports, Inc.	944	20,286
Vail Resorts, Inc.	3,120	535,205

		1,278,140

Restaurants – 9.7%
Aramark	18,022	609,865
Biglari Holdings, Inc. (a)	92	40,774
BJ’s Restaurants, Inc. (a)	1,466	52,116
Bloomin’ Brands, Inc.	8,704	148,925
Bob Evans Farms, Inc.	1,350	76,181
Bojangles’, Inc. (a)	1,274	25,225
Brinker International, Inc.	4,270	190,015
Buffalo Wild Wings, Inc. (a)	1,422	214,722
Carrols Restaurant Group, Inc. (a)	2,745	39,391
Chipotle Mexican Grill, Inc. (a)	2,273	957,933
Chuys Holdings, Inc. (a)	1,263	37,132
Cracker Barrel Old Country Store, Inc.	1,496	236,458
Darden Restaurants, Inc.	9,366	686,341
Dave & Buster’s Entertainment, Inc. (a)	2,440	132,882
Del Frisco’s Restaurant Group, Inc. (a)	1,759	30,783
Del Taco Restaurants, Inc. (a)	2,638	35,982
Denny’s Corp. (a)	5,819	70,817
DineEquity, Inc.	1,271	87,165
Domino’s Pizza, Inc.	3,753	655,049
Dunkin’ Brands Group, Inc.	7,122	369,418
El Pollo Loco Holdings, Inc. (a)	1,764	21,962
Fiesta Restaurant Group, Inc. (a)	2,066	54,336
Jack in the Box, Inc.	2,557	275,952
McDonald’s Corp.	66,476	8,147,963
Panera Bread Co. Class A (a)	1,732	362,092
Papa John’s International, Inc.	2,157	183,820
Popeyes Louisiana Kitchen, Inc. (a)	1,671	105,591

	Shares	Value
Potbelly Corp. (a)	1,795	$23,335
Red Robin Gourmet Burgers, Inc. (a)	1,035	49,214
Ruby Tuesday, Inc. (a)	4,574	8,965
Ruth’s Hospitality Group, Inc.	2,456	42,120
Shake Shack, Inc. Class A (a)	1,120	39,547
Sonic Corp.	3,683	91,707
Starbucks Corp.	114,247	6,308,719
Texas Roadhouse, Inc. Class A	5,241	244,440
The Cheesecake Factory, Inc.	3,551	213,983
The Habit Restaurants, Inc. Class A (a)	1,332	19,314
Wendy’s Co.	16,382	221,649
Wingstop, Inc.	2,187	62,264
Yum! Brands, Inc.	28,853	1,890,737
Zoe’s Kitchen, Inc. (a)	1,410	30,780

		23,095,664

TOTAL HOTELS, RESTAURANTS & LEISURE		36,682,210

HOUSEHOLD DURABLES – 4.4%
Consumer Electronics – 0.5%
Garmin Ltd.	8,849	427,318
GoPro, Inc. Class A (a)	6,632	71,294
Harman International Industries, Inc.	5,457	606,600
Universal Electronics, Inc. (a)	1,110	66,045

		1,171,257

Home Furnishings – 0.8%
Ethan Allen Interiors, Inc.	1,902	55,348
La-Z-Boy, Inc.	3,813	109,052
Leggett & Platt, Inc.	10,392	495,906
Mohawk Industries, Inc. (a)	4,902	1,058,048
Tempur Sealy International, Inc. (a)	4,560	196,080

		1,914,434

Homebuilding – 1.7%
Beazer Homes U.S.A., Inc. (a)	2,485	35,436
CalAtlantic Group, Inc.	6,052	211,033
Cavco Industries, Inc. (a)	664	65,238
Century Communities, Inc. (a)	1,129	25,685
D.R. Horton, Inc.	27,604	825,636
Green Brick Partners, Inc. (a)	1,221	11,722
Hovnanian Enterprises, Inc. Class A (a)	8,723	20,673
Installed Building Products, Inc. (a)	1,430	58,487
KB Home	5,922	97,002
Lennar Corp. Class A	14,298	638,406
LGI Homes, Inc. (a)	1,176	36,526
M.D.C. Holdings, Inc.	3,150	85,176
M/I Homes, Inc. (a)	1,891	47,540
Meritage Homes Corp. (a)	2,937	107,935
NVR, Inc. (a)	289	536,962
PulteGroup, Inc.	24,088	518,133
Taylor Morrison Home Corp. Class A (a)	2,441	47,355
Toll Brothers, Inc. (a)	12,250	384,160
TopBuild Corp. (a)	3,002	111,404

See accompanying notes which are an integral part of the financial statements.

17	Semiannual Report

Fidelity MSCI Consumer Discretionary Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HOUSEHOLD DURABLES – continued
Homebuilding – continued
TRI Pointe Group, Inc. (a)	11,792	$144,688
WCI Communities, Inc. (a)	1,730	40,482
William Lyon Homes Class A (a)	1,923	33,941

		4,083,620

Household Appliances – 0.6%
Helen of Troy Ltd. (a)	2,174	202,834
iRobot Corp. (a)	1,896	114,822
NACCO Industries, Inc. Class A	298	21,978
Whirlpool Corp.	5,879	1,028,178

		1,367,812

Housewares & Specialties – 0.8%
CSS Industries, Inc.	631	15,535
Libbey, Inc.	1,656	28,334
Newell Brands, Inc.	33,807	1,600,086
Tupperware Brands Corp.	3,955	238,724

		1,882,679

TOTAL HOUSEHOLD DURABLES		10,419,802

INTERNET & CATALOG RETAIL – 3.5%
Catalog Retail – 0.3%
HSN, Inc.	2,604	91,791
Liberty Interactive Corp. QVC Group Series A (a)	33,028	633,477

		725,268

Internet Retail – 3.2%
1-800-FLOWERS.com, Inc. Class A (a)	1,903	17,127
Blue Nile, Inc.	870	35,418
Duluth Holdings, Inc. Class B (a)	1,444	32,663
Etsy, Inc. (a)	4,764	60,074
Expedia, Inc.	9,614	1,168,966
FTD Cos., Inc. (a)	1,373	31,551
Groupon, Inc. Class A (a)	33,151	114,371
Lands’ End, Inc. (a)	1,210	18,573
Liberty Expedia Holdings, Inc. Class A (a)	4,178	183,874
Liberty TripAdvisor Holdings, Inc. Class A (a)	5,345	95,943
Liberty Ventures Series A (a)	6,329	276,261
Netflix, Inc. (a)	33,397	4,699,292
NutriSystem, Inc.	2,311	76,379
Overstock.com, Inc. (a)	1,277	21,198
PetMed Express, Inc.	1,583	33,544
Shutterfly, Inc. (a)	2,508	128,736
TripAdvisor, Inc. (a)	9,339	494,033
Wayfair, Inc. Class A (a)	2,256	93,759

		7,581,762

TOTAL INTERNET & CATALOG RETAIL		8,307,030

	Shares	Value
INTERNET & DIRECT MARKETING RETAIL – 13.4%
Internet & Direct Marketing Retail – 13.4%
Amazon.com, Inc. (a)	31,390	$25,849,037
The Priceline Group, Inc. (a)	3,850	6,064,251

TOTAL INTERNET & DIRECT MARKETING RETAIL		31,913,288

LEISURE PRODUCTS – 1.1%
Leisure Products – 1.1%
American Outdoor Brands Corp. (a)	4,513	96,127
Brunswick Corp.	7,054	422,253
Callaway Golf Co.	7,194	81,508
Hasbro, Inc.	8,781	724,520
Mattel, Inc.	26,602	697,238
Nautilus, Inc. (a)	2,253	39,090
Polaris Industries, Inc.	4,749	399,248
Sturm, Ruger & Co., Inc.	1,454	76,699
Vista Outdoor, Inc. (a)	4,772	137,481

TOTAL LEISURE PRODUCTS		2,674,164

MEDIA – 25.1%
Advertising – 1.0%
Clear Channel Outdoor Holding, Inc. Class A	2,466	12,207
Interpublic Group of Companies, Inc.	31,295	736,371
MDC Partners, Inc. Class A	3,947	25,261
National CineMedia, Inc.	4,781	70,089
Omnicom Group, Inc.	18,426	1,578,187

		2,422,115

Broadcasting – 2.0%
AMC Networks, Inc. Class A (a)	4,658	267,136
CBS Corp. Class B (non-vtg.)	31,695	2,044,011
Discovery Communications, Inc. Class A (a)	11,710	331,979
Discovery Communications, Inc. Class C (non-vtg.) (a)	17,693	490,273
E.W. Scripps Co. Class A (a)	4,136	80,569
Entercom Communications Corp. Class A	1,776	25,219
Entravision Communications Corp. Class A	4,756	25,683
Gray Television, Inc. (a)	5,044	59,772
Media General, Inc. (a)	7,026	0
Nexstar Media Group, Inc. Class A	3,468	226,807
Scripps Networks Interactive, Inc. Class A	6,320	481,331
Sinclair Broadcast Group, Inc. Class A	5,288	178,470
TEGNA, Inc.	15,831	362,688
Tribune Media Co. Class A	5,986	172,636

		4,746,574

Cable & Satellite – 10.8%
Cable One, Inc.	381	240,937

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	18

Common Stocks – continued
	Shares	Value
MEDIA – continued
Cable & Satellite – continued
Charter Communications, Inc. Class A (a)	16,884	$5,469,572
Comcast Corp. Class A	187,143	14,114,325
DISH Network Corp. Class A (a)	17,645	1,044,055
Liberty Broadband Corp. Class C (a)	8,349	712,504
Liberty Global PLC LiLAC Series C (a)	8,552	190,880
Liberty Global PLC Series A (a)	19,527	712,345
Liberty Global PLC Series C (a)	47,715	1,676,228
Liberty Media Corp. – Liberty SiriusXM Class A	7,206	261,145
Liberty Media Corp. – Liberty SiriusXM Class C	15,644	561,463
Loral Space & Communications Ltd. (a)	1,048	42,706
MSG Networks, Inc. (a)	4,795	111,244
Sirius XM Holdings, Inc.	132,752	626,589

		25,763,993

Movies & Entertainment – 10.8%
AMC Entertainment Holdings, Inc. Class A	2,250	75,938
Cinemark Holdings, Inc.	8,136	345,780
Global Eagle Entertainment, Inc. (a)	3,958	24,381
IMAX Corp. (a)	4,702	153,285
Liberty Media Corp. – Liberty Braves Class A	762	15,202
Liberty Media Corp. – Liberty Braves Class C	2,870	57,343
Liberty Media Corp. – Liberty Formula One Class A (a)	1,777	51,497
Liberty Media Corp. – Liberty Formula One Class C (a)	3,904	112,201
Lions Gate Entertainment Corp. Class A	4,074	117,209
Lions Gate Entertainment Corp. Class B (a)	8,540	228,787
Live Nation Entertainment, Inc. (a)	10,271	293,956
Regal Entertainment Group Class A	8,746	198,184
The Madison Square Garden Co. (a)	1,444	253,668
The Walt Disney Co.	118,932	13,159,826
Time Warner, Inc.	60,593	5,868,432
Twenty-First Century Fox, Inc. Class A	82,885	2,600,931
Twenty-First Century Fox, Inc. Class B	34,230	1,061,472
Viacom, Inc. Class B	27,070	1,140,730
World Wrestling Entertainment, Inc. Class A	2,766	54,158

		25,812,980

Publishing – 0.5%
Gannett Co., Inc.	8,640	83,117
John Wiley & Sons, Inc. Class A	3,599	198,305
Meredith Corp.	3,068	188,068
New Media Investment Group, Inc.	3,980	60,655
News Corp. Class A	29,718	365,234
Scholastic Corp.	2,041	93,437

	Shares	Value
The New York Times Co. Class A	9,984	$134,784
Time, Inc.	7,802	150,189
tronc, Inc.	1,274	16,893

		1,290,682

TOTAL MEDIA		60,036,344

MULTILINE RETAIL – 3.4%
Department Stores – 0.8%
Dillard’s, Inc. Class A	1,572	88,724
J.C. Penney Co., Inc. (a)	24,128	160,451
Kohl’s Corp.	14,318	570,286
Macy’s, Inc.	23,985	708,517
Nordstrom, Inc.	10,147	448,700
Sears Holdings Corp. (a)	2,011	14,037

		1,990,715

General Merchandise Stores – 2.6%
Big Lots, Inc.	3,451	172,550
Dollar General Corp.	21,948	1,620,201
Dollar Tree, Inc. (a)	18,358	1,417,054
Fred’s, Inc. Class A	2,764	40,272
Ollie’s Bargain Outlet Holdings, Inc. (a)	3,837	117,220
Target Corp.	42,542	2,743,108
Tuesday Morning Corp. (a)	3,510	15,093

		6,125,498

TOTAL MULTILINE RETAIL		8,116,213

SPECIALTY RETAIL – 18.2%
Apparel Retail – 4.3%
Abercrombie & Fitch Co. Class A	5,194	60,302
American Eagle Outfitters, Inc.	13,460	203,381
Ascena Retail Group, Inc. (a)	11,853	57,013
Burlington Stores, Inc. (a)	5,572	466,376
Caleres, Inc.	3,326	102,274
Chico’s FAS, Inc.	9,843	132,782
Citi Trends, Inc.	1,140	18,297
DSW, Inc. Class A	5,509	116,570
Express, Inc. (a)	5,418	57,593
Finish Line, Inc. Class A	3,225	55,470
Foot Locker, Inc.	10,568	724,331
Francescas Holdings Corp. (a)	3,069	53,523
Gap, Inc.	18,648	429,463
Genesco, Inc. (a)	1,603	96,501
Guess?, Inc.	4,797	61,258
L Brands, Inc.	19,041	1,146,459
Ross Stores, Inc.	31,121	2,057,409
Shoe Carnival, Inc.	1,135	29,022
Stein Mart, Inc.	2,266	8,294
Tailored Brands, Inc.	3,355	71,294
The Buckle, Inc.	2,211	46,763
The Cato Corp. Class A	1,986	50,425
The Children’s Place Retail Stores, Inc.	1,474	142,978

See accompanying notes which are an integral part of the financial statements.

19	Semiannual Report

Fidelity MSCI Consumer Discretionary Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Apparel Retail – continued
The TJX Companies, Inc.	51,152	$3,832,308
Urban Outfitters, Inc. (a)	6,876	182,489
Zumiez, Inc. (a)	1,486	29,794

		10,232,369

Automotive Retail – 3.0%
Advance Auto Parts, Inc.	5,740	942,738
Asbury Automotive Group, Inc. (a)	1,557	102,139
AutoNation, Inc. (a)	5,633	299,225
AutoZone, Inc. (a)	2,277	1,650,779
CarMax, Inc. (a)	14,925	995,647
CST Brands, Inc.	5,890	283,780
Group 1 Automotive, Inc.	1,688	136,374
Lithia Motors, Inc. Class A	1,819	187,575
Monro Muffler Brake, Inc.	2,515	150,649
Murphy USA, Inc. (a)	3,095	197,151
O’Reilly Automotive, Inc. (a)	7,395	1,939,487
Penske Automotive Group, Inc.	3,380	183,737
Sonic Automotive, Inc. Class A	2,170	50,778
TravelCenters of America LLC (a)	2,492	17,693

		7,137,752

Computer & Electronics Retail – 0.5%
Best Buy Co., Inc.	22,639	1,007,889
Conn’s, Inc. (a)	1,349	14,232
GameStop Corp. Class A	8,172	200,132
Rent-A-Center, Inc.	4,070	36,467

		1,258,720

Home Improvement Retail – 7.7%
Lowe’s Companies, Inc.	68,629	5,015,407
Lumber Liquidators Holdings, Inc. (a)	2,062	32,291
The Home Depot, Inc.	96,250	13,242,075
Tile Shop Holdings, Inc. (a)	2,560	48,896

		18,338,669

Homefurnishing Retail – 0.5%
Aarons, Inc. Class A	5,113	158,196
At Home Group, Inc. (a)	977	14,889
Bed Bath & Beyond, Inc.	12,051	486,258
Haverty Furniture Companies, Inc.	1,402	30,564
Kirkland’s, Inc. (a)	1,081	15,004
Pier 1 Imports, Inc.	6,517	47,379
RH (a)	2,840	76,737
Select Comfort Corp. (a)	3,573	72,103
Williams-Sonoma, Inc.	6,615	318,909

		1,220,039

Specialty Stores – 2.2%
Barnes & Noble Education, Inc. (a)	2,919	29,336
Barnes & Noble, Inc.	4,564	46,553
Big 5 Sporting Goods Corp.	1,364	21,006
Cabela’s, Inc. Class A (a)	3,473	194,106
Dick’s Sporting Goods, Inc.	6,897	355,885

	Shares	Value
Five Below, Inc. (a)	4,272	$170,239
GNC Holdings, Inc. Class A	5,225	46,346
Hibbett Sports, Inc. (a)	1,752	57,816
MarineMax, Inc. (a)	1,925	41,291
Office Depot, Inc.	39,989	177,951
Party City Holdings, Inc. (a)	2,259	32,642
Sally Beauty Holdings, Inc. (a)	11,415	271,677
Signet Jewelers Ltd.	5,608	435,573
Sportsman’s Warehouse Holdings, Inc. (a)	2,354	17,514
Staples, Inc.	50,553	465,088
The Container Store Group, Inc. (a)	1,415	6,891
The Michaels Cos., Inc. (a)	9,791	192,589
Tiffany & Co., Inc.	9,743	766,969
Tractor Supply Co.	10,401	766,242
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4,620	1,257,934
Vitamin Shoppe, Inc. (a)	1,770	38,320
Winmark Corp.	168	18,606

		5,410,574

TOTAL SPECIALTY RETAIL		43,598,123

TEXTILES, APPAREL & LUXURY GOODS – 5.4%
Apparel, Accessories & Luxury Goods – 2.7%
Carter’s, Inc.	3,893	326,039
Coach, Inc.	21,785	813,670
Columbia Sportswear Co.	2,205	119,886
Fossil Group, Inc. (a)	3,316	84,790
G-III Apparel Group Ltd. (a)	3,155	82,850
Hanesbrands, Inc.	29,395	696,955
Iconix Brand Group, Inc. (a)	3,158	32,496
Kate Spade & Co. (a)	10,101	186,970
lululemon athletica, Inc. (a)	8,557	577,683
Michael Kors Holdings Ltd. (a)	13,141	562,566
Movado Group, Inc.	1,195	32,444
Oxford Industries, Inc.	1,155	63,548
PVH Corp.	6,315	592,410
Ralph Lauren Corp.	4,412	390,153
Sequential Brands Group, Inc. (a)	4,277	19,803
Under Armour, Inc. Class A (a)	14,331	307,973
Under Armour, Inc. Class C (a)	14,567	279,978
Vera Bradley, Inc. (a)	1,584	18,153
VF Corp.	25,846	1,330,552

		6,518,919

Footwear – 2.7%
Crocs, Inc. (a)	5,517	40,274
Deckers Outdoor Corp. (a)	2,375	136,800
NIKE, Inc. Class B	105,060	5,557,674
Skechers U.S.A., Inc. Class A (a)	10,423	261,826
Steven Madden Ltd. (a)	4,288	150,938
Wolverine World Wide, Inc.	7,870	184,866

		6,332,378

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	20

Common Stocks – continued
	Shares	Value
Textiles – 0.0%
Unifi, Inc. (a)	1,142	$30,708

TOTAL TEXTILES, APPAREL & LUXURY GOODS		12,882,005

TOTAL COMMON STOCKS (Cost $241,717,445)		238,521,307

Money Market Funds – 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.43% (b) (Cost $183,803)	183,803	183,803

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $241,901,248)		238,705,110

NET OTHER ASSETS (LIABILITIES) – 0.0%		110,858

NET ASSETS – 100%		$238,815,968

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$238,521,307	$238,521,307	$—	$—
Money Market Funds	183,803	183,803	—	—

Total Investments in Securities:	$238,705,110	$238,705,110	$—	$—

See accompanying notes which are an integral part of the financial statements.

21	Semiannual Report

Fidelity MSCI Consumer Staples Index ETF

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
BEVERAGES – 20.6%
Brewers – 1.0%
Molson Coors Brewing Co. Class B	22,404	$2,162,434
The Boston Beer Co., Inc. Class A (a)	1,075	165,228

		2,327,662

Distillers & Vintners – 1.8%
Brown-Forman Corp. Class B	25,130	1,145,928
Constellation Brands, Inc. Class A	21,067	3,154,994
MGP Ingredients, Inc.	1,403	59,473

		4,360,395

Soft Drinks – 17.8%
Coca-Cola Bottling Co. Consolidated	596	100,629
Dr Pepper Snapple Group, Inc.	22,049	2,010,869
Monster Beverage Corp. (a)	47,539	2,025,161
National Beverage Corp.	1,390	69,764
PepsiCo, Inc.	171,146	17,761,532
The Coca-Cola Co.	487,604	20,269,698

		42,237,653

TOTAL BEVERAGES		48,925,710

FOOD & STAPLES RETAILING – 21.5%
Drug Retail – 8.3%
CVS Health Corp.	126,795	9,992,714
Rite Aid Corp. (a)	124,744	701,061
Walgreens Boots Alliance, Inc.	109,404	8,964,564

		19,658,339

Food Distributors – 1.8%
Performance Food Group Co. (a)	6,768	149,911
SpartanNash Co.	4,465	169,045
Sysco Corp.	62,716	3,290,081
The Andersons, Inc.	3,199	120,762
The Chefs’ Warehouse, Inc. (a)	2,522	42,118
United Natural Foods, Inc. (a)	5,996	274,017
US Foods Holding Corp. (a)	11,810	321,232

		4,367,166

Food Retail – 2.5%
Casey’s General Stores, Inc.	4,654	534,745
Ingles Markets, Inc. Class A	1,424	64,436
Natural Grocers by Vitamin Cottage, Inc. (a)	1,118	14,132
Smart & Final Stores, Inc. (a)	3,522	50,541
Sprouts Farmers Market, Inc. (a)	16,722	312,200
SUPERVALU, Inc. (a)	31,597	123,860
The Kroger Co.	107,213	3,640,953
Village Super Market, Inc. Class A	888	26,897
Weis Markets, Inc.	1,435	85,296
Whole Foods Market, Inc.	37,913	1,145,731

		5,998,791

Hypermarkets & Super Centers – 8.9%
Costco Wholesale Corp.	52,095	8,540,976
PriceSmart, Inc.	2,336	197,859

	Shares	Value
Wal-Mart Stores, Inc.	183,927	$12,275,288

		21,014,123

TOTAL FOOD & STAPLES RETAILING		51,038,419

FOOD PRODUCTS – 20.3%
Agricultural Products – 2.5%
Archer-Daniels-Midland Co.	69,184	3,062,084
Bunge Ltd.	16,583	1,147,709
Darling Ingredients, Inc. (a)	19,600	235,200
Fresh Del Monte Produce, Inc.	3,942	225,679
Ingredion, Inc.	8,584	1,100,383

		5,771,055

Packaged Foods & Meats – 17.8%
AdvancePierre Foods Holdings, Inc.	4,596	127,355
Amplify Snack Brands, Inc. (a)	4,022	38,732
B&G Foods, Inc.	7,905	350,587
Blue Buffalo Pet Products, Inc. (a)	10,475	254,019
Cal-Maine Foods, Inc.	3,641	151,830
Calavo Growers, Inc.	1,871	103,466
Campbell Soup Co.	23,858	1,484,683
Conagra Brands, Inc.	49,635	1,940,232
Dean Foods Co.	10,724	212,979
Farmer Bros Co. (a)	1,004	34,939
Flowers Foods, Inc.	22,170	445,839
Freshpet, Inc. (a)	2,582	28,789
General Mills, Inc.	71,299	4,454,761
Hormel Foods Corp.	34,656	1,258,013
J&J Snack Foods Corp.	1,771	225,926
John B Sanfilippo & Son, Inc.	974	64,079
Kellogg Co.	31,240	2,271,460
Lamb Weston Holdings, Inc.	16,453	614,684
Lancaster Colony Corp.	2,274	298,008
Landec Corp. (a)	2,924	36,842
McCormick & Co., Inc. (non-vtg.)	13,681	1,307,220
Mead Johnson Nutrition Co.	21,959	1,547,231
Mondelez International, Inc. Class A	184,986	8,191,180
Omega Protein Corp. (a)	2,387	59,556
Pinnacle Foods, Inc.	14,011	745,245
Post Holdings, Inc. (a)	7,698	644,169
Sanderson Farms, Inc.	2,414	219,674
Seaboard Corp. (a)	35	134,750
Seneca Foods Corp. Class A (a)	766	27,461
Snyders-Lance, Inc.	9,131	350,448
The Hain Celestial Group, Inc. (a)	12,266	485,243
The Hershey Co.	17,237	1,817,986
The JM Smucker Co.	13,844	1,880,707
The Kraft Heinz Co.	72,403	6,464,864
The WhiteWave Foods Co. (a)	21,076	1,160,445
Tootsie Roll Industries, Inc.	2,286	85,611
TreeHouse Foods, Inc. (a)	6,745	511,811
Tyson Foods, Inc. Class A	35,373	2,221,071

		42,251,895

TOTAL FOOD PRODUCTS		48,022,950

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	22

Common Stocks – continued
	Shares	Value
HOUSEHOLD PRODUCTS – 18.1%
Household Products – 18.1%
Central Garden and Pet Co. (a)	1,207	$39,650
Central Garden and Pet Co. Class A (a)	4,004	123,243
Church & Dwight Co., Inc.	30,522	1,380,205
Colgate-Palmolive Co.	100,716	6,504,239
Energizer Holdings, Inc.	7,365	371,712
HRG Group, Inc. (a)	13,110	220,641
Kimberly-Clark Corp.	42,768	5,180,488
Spectrum Brands Holdings, Inc.	3,168	422,580
The Clorox Co.	15,397	1,847,640
The Procter & Gamble Co.	304,067	26,636,269
WD-40 Co.	1,689	177,598

TOTAL HOUSEHOLD PRODUCTS		42,904,265

PERSONAL PRODUCTS – 2.2%
Personal Products – 2.2%
Avon Products, Inc. (a)	51,977	305,105
Coty, Inc. Class A	57,649	1,106,861
Edgewell Personal Care Co. (a)	7,020	553,457
Herbalife Ltd. (a)	8,284	465,561
Inter Parfums, Inc.	2,024	69,018
Medifast, Inc.	1,060	44,700
Natural Health Trends Corp.	886	22,221
Nu Skin Enterprises, Inc. Class A	6,621	343,498
Revlon, Inc. Class A (a)	1,574	52,650
The Estee Lauder Cos., Inc. Class A	26,275	2,133,793
USANA Health Sciences, Inc. (a)	1,284	79,993

TOTAL PERSONAL PRODUCTS		5,176,857

	Shares	Value

TOBACCO – 17.2%
Tobacco – 17.2%
Altria Group, Inc.	232,355	$16,539,029
Philip Morris International, Inc.	184,486	17,734,639
Reynolds American, Inc.	101,845	6,123,940
Universal Corp.	2,567	174,556
Vector Group Ltd.	11,620	256,337

TOTAL TOBACCO		40,828,501

TOTAL COMMON STOCKS (Cost $232,202,973)		236,896,702

Money Market Funds – 0.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.43% (b) (Cost $117,402)	117,402	117,402

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $232,320,375)		237,014,104

NET OTHER ASSETS (LIABILITIES) – 0.1%		216,882

NET ASSETS – 100%		$237,230,986

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$236,896,702	$236,896,702	$—	$—
Money Market Funds	117,402	117,402	—	—

Total Investments in Securities:	$237,014,104	$237,014,104	$—	$—

See accompanying notes which are an integral part of the financial statements.

23	Semiannual Report

Fidelity MSCI Energy Index ETF

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 18.2%
Oil & Gas Drilling – 2.0%
Atwood Oceanics, Inc.	24,267	$295,087
Diamond Offshore Drilling, Inc. (a)	22,227	364,078
Ensco PLC Class A	97,644	1,066,272
Helmerich & Payne, Inc.	35,016	2,491,739
Nabors Industries Ltd.	91,824	1,492,140
Noble Corp. PLC	79,354	535,640
Parker Drilling Co. (a)	39,234	100,047
Patterson-UTI Energy, Inc.	53,085	1,488,503
Rowan Cos. PLC Class A (a)	38,910	697,267
Transocean Ltd. (a)	125,754	1,756,783
Unit Corp. (a)	16,679	433,654

		10,721,210

Oil & Gas Equipment & Services – 16.2%
Archrock, Inc.	21,489	313,739
Baker Hughes, Inc.	131,720	8,308,898
Bristow Group, Inc.	10,657	188,203
CARBO Ceramics, Inc. (a)	6,661	94,586
Core Laboratories N.V.	14,291	1,669,617
Dril-Quip, Inc. (a)	12,262	762,696
Exterran Corp. (a)	11,289	350,185
Fairmount Santrol Holdings, Inc. (a)	46,919	587,426
Forum Energy Technologies, Inc. (a)	19,394	420,850
Frank’s International N.V.	12,861	152,274
Halliburton Co.	278,868	15,775,563
Helix Energy Solutions Group, Inc. (a)	44,712	379,158
Hornbeck Offshore Services, Inc. (a)	10,467	75,886
Matrix Service Co. (a)	8,796	197,030
McDermott International, Inc. (a)	78,506	635,899
National Oilwell Varco, Inc.	122,363	4,626,545
Natural Gas Services Group, Inc. (a)	4,228	121,344
Newpark Resources, Inc. (a)	27,061	204,311
Oceaneering International, Inc.	31,775	884,934
Oil States International, Inc. (a)	16,627	656,766
PHI, Inc. (non-vtg.) (a)	4,019	63,701
RigNet, Inc. (a)	4,421	87,315
RPC, Inc.	21,329	459,000
Schlumberger Ltd.	450,377	37,701,059
SEACOR Holdings, Inc. (a)	5,390	396,542
Superior Energy Services, Inc.	49,158	868,622
TechnipFMC PLC (a)	142,876	4,803,491
Tesco Corp. (a)	14,717	126,566
TETRA Technologies, Inc. (a)	36,666	181,863
US Silica Holdings, Inc.	25,805	1,526,108
Weatherford International PLC (a)	302,221	1,574,571

		84,194,748

TOTAL ENERGY EQUIPMENT & SERVICES		94,915,958

OIL, GAS & CONSUMABLE FUELS – 81.7%
Coal & Consumable Fuels – 0.2%
CONSOL Energy, Inc.	59,442	1,006,947

	Shares	Value
Integrated Oil & Gas – 38.0%
Chevron Corp.	610,950	$68,029,283
Exxon Mobil Corp.	1,342,894	112,655,378
Occidental Petroleum Corp.	247,398	16,766,162

		197,450,823

Oil & Gas Exploration & Production – 27.5%
Anadarko Petroleum Corp.	179,289	12,465,964
Antero Resources Corp. (a)	49,741	1,214,178
Apache Corp.	122,943	7,354,450
Bill Barrett Corp. (a)	24,178	158,366
Cabot Oil & Gas Corp.	150,724	3,237,552
California Resources Corp. (a)	13,493	289,020
Callon Petroleum Co. (a)	65,107	994,835
Carrizo Oil & Gas, Inc. (a)	20,193	714,024
Chesapeake Energy Corp. (a)	226,582	1,461,454
Cimarex Energy Co.	30,780	4,161,764
Clayton Williams Energy, Inc. (a)	1,685	245,083
Cobalt International Energy, Inc. (a)	109,762	107,655
Concho Resources, Inc. (a)	45,619	6,361,113
ConocoPhillips	401,090	19,557,148
Continental Resources, Inc. (a)	30,343	1,473,456
Denbury Resources, Inc. (a)	130,599	437,507
Devon Energy Corp.	152,696	6,953,776
Diamondback Energy, Inc. (a)	28,699	3,018,274
Eclipse Resources Corp. (a)	28,667	70,521
Energen Corp. (a)	31,453	1,695,002
EOG Resources, Inc.	186,686	18,963,564
EQT Corp.	55,975	3,393,764
EXCO Resources, Inc. (a)	56,046	37,500
Gran Tierra Energy, Inc. (a)	127,570	329,131
Gulfport Energy Corp. (a)	50,028	1,045,585
Hess Corp.	92,352	5,003,631
Jones Energy, Inc. Class A (a)	15,141	67,377
Kosmos Energy Ltd. (a)	62,623	409,554
Laredo Petroleum, Inc. (a)	50,922	689,993
Marathon Oil Corp.	274,534	4,598,445
Matador Resources Co. (a)	29,002	763,623
Murphy Oil Corp.	53,007	1,532,432
Newfield Exploration Co. (a)	64,356	2,579,389
Noble Energy, Inc.	139,227	5,535,666
Oasis Petroleum, Inc. (a)	70,513	997,054
Parsley Energy, Inc. Class A (a)	58,735	2,068,647
PDC Energy, Inc. (a)	17,843	1,319,311
Pioneer Natural Resources Co.	54,958	9,905,080
QEP Resources, Inc. (a)	77,641	1,354,059
Range Resources Corp.	60,112	1,944,022
Resolute Energy Corp. (a)	3,830	176,142
Rice Energy, Inc. (a)	44,720	886,798
Ring Energy, Inc. (a)	15,097	199,280
RSP Permian, Inc. (a)	32,053	1,364,176
Sanchez Energy Corp. (a)	16,447	218,087
SM Energy Co.	31,226	952,705

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	24

Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Exploration & Production – continued
Southwestern Energy Co. (a)	159,896	$1,440,663
Synergy Resources Corp. (a)	61,688	531,134
Whiting Petroleum Corp. (a)	89,241	989,683
WPX Energy, Inc. (a)	126,100	1,756,573

		143,024,210

Oil & Gas Refining & Marketing – 7.6%
Alon USA Energy, Inc.	8,938	100,642
Clean Energy Fuels Corp. (a)	36,497	94,527
CVR Energy, Inc.	5,463	121,333
Delek US Holdings, Inc.	16,075	360,080
Green Plains, Inc.	11,985	269,662
HollyFrontier Corp.	54,339	1,574,201
Marathon Petroleum Corp.	171,333	8,232,551
Par Pacific Holdings, Inc. (a)	6,512	94,619
PBF Energy, Inc. Class A	35,293	818,445
Phillips 66	152,436	12,441,826
Renewable Energy Group, Inc. (a)	10,105	87,914
REX American Resources Corp. (a)	1,869	155,183
Tesoro Corp.	38,491	3,111,997
Valero Energy Corp.	149,488	9,830,331
Western Refining, Inc.	28,107	984,026
World Fuel Services Corp.	22,814	1,014,767

		39,292,104

Oil & Gas Storage & Transportation – 8.4%
Cheniere Energy, Inc. (a)	64,917	3,093,295
Enbridge Energy Management LLC (a)	21,469	404,476
EnLink Midstream LLC	17,568	304,805
Gener8 Maritime, Inc. (a)	13,675	69,059

	Shares	Value
Kinder Morgan, Inc.	614,498	$13,727,885
ONEOK, Inc.	68,184	3,757,620
Plains GP Holdings LP Class A	30,863	1,001,504
SemGroup Corp. Class A	21,508	853,867
Spectra Energy Corp.	227,178	9,461,964
Tallgrass Energy GP LP	16,746	451,640
Targa Resources Corp.	53,993	3,111,077
The Williams Cos., Inc.	264,422	7,625,930

		43,863,122

TOTAL OIL, GAS & CONSUMABLE FUELS		424,637,206

TOTAL COMMON STOCKS (Cost $518,504,439)		519,553,164

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.43% (b) (Cost $293,457)	293,457	293,457

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $518,797,896)		519,846,621

NET OTHER ASSETS (LIABILITIES) – 0.0%		54,405

NET ASSETS – 100%		$519,901,026

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$519,553,164	$519,553,164	$—	$—
Money Market Funds	293,457	293,457	—	—

Total Investments in Securities:	$519,846,621	$519,846,621	$—	$—

See accompanying notes which are an integral part of the financial statements.

25	Semiannual Report

Fidelity MSCI Financials Index ETF

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
BANKS – 46.4%
Diversified Banks – 30.4%
Bank of America Corp.	1,917,841	$43,419,920
Citigroup, Inc.	546,039	30,485,357
Comerica, Inc.	32,868	2,219,576
JPMorgan Chase & Co.	678,790	57,445,998
US Bancorp	321,732	16,939,190
Wells Fargo & Co.	900,804	50,742,289

		201,252,330

Regional Banks – 16.0%
1st Source Corp.	3,386	152,742
Ameris Bancorp	6,437	290,309
Arrow Financial Corp.	2,542	89,733
Associated Banc-Corp	28,613	723,909
Banc of California, Inc.	8,461	133,684
Bancfirst Corp.	1,471	138,789
BancorpSouth, Inc.	16,345	485,446
Bank of Hawaii Corp.	8,132	698,620
Bank of the Ozarks, Inc.	19,447	1,067,057
BankUnited, Inc.	19,783	755,711
Banner Corp.	3,717	208,598
BB&T Corp.	153,191	7,075,892
Berkshire Hills Bancorp, Inc.	6,083	215,338
Blue Hills Bancorp, Inc.	5,014	95,266
BNC Bancorp	9,639	339,775
BOK Financial Corp.	3,812	313,499
Boston Private Financial Holdings, Inc.	16,079	265,303
Bridge Bancorp, Inc.	4,197	151,722
Brookline Bancorp, Inc.	13,718	216,058
Bryn Mawr Bank Corp.	3,039	121,712
Camden National Corp.	3,061	126,970
Capital Bank Financial Corp. Class A	6,163	242,822
Cardinal Financial Corp.	6,410	201,018
Cascade Bancorp (a)	7,205	57,424
Cathay General Bancorp	14,350	522,914
CenterState Banks, Inc.	8,816	215,022
Central Pacific Financial Corp.	6,084	190,612
Chemical Financial Corp.	13,312	658,012
CIT Group, Inc.	38,601	1,589,975
Citizens Financial Group, Inc.	97,795	3,537,245
City Holding Co.	3,000	195,270
CoBiz Financial, Inc.	7,329	128,404
Columbia Banking System, Inc.	11,060	439,746
Commerce Bancshares, Inc.	17,337	980,061
Community Bank System, Inc.	8,498	495,943
Community Trust Bancorp, Inc.	3,083	142,589
ConnectOne Bancorp, Inc.	5,711	141,062
CU Bancorp (a)	4,107	148,879
Cullen/Frost Bankers, Inc.	10,622	949,607
Customers Bancorp, Inc. (a)	5,452	187,876
CVB Financial Corp.	19,787	445,999
Eagle Bancorp, Inc. (a)	5,853	358,496

	Shares	Value
East West Bancorp, Inc.	27,231	$1,400,763
Enterprise Financial Services Corp.	4,044	168,433
FCB Financial Holdings, Inc. Class A (a)	6,576	308,743
Fidelity Southern Corp.	4,177	97,115
Fifth Third Bancorp	145,090	3,786,849
Financial Institutions, Inc.	2,941	96,906
First BanCorp (a)	28,200	189,504
First BanCorp/NC	3,747	109,675
First Busey Corp.	6,051	176,992
First Citizens BancShares, Inc. Class A	1,368	501,700
First Commonwealth Financial Corp.	17,206	242,949
First Community Bancshares, Inc.	3,046	88,639
First Financial Bancorp	11,843	326,275
First Financial Bankshares, Inc.	10,177	434,049
First Financial Corp.	1,891	91,430
First Hawaiian, Inc.	6,067	200,150
First Horizon National Corp.	43,918	878,360
First Interstate Bancsystem, Inc. Class A	4,036	166,081
First Merchants Corp.	7,566	290,005
First Midwest Bancorp, Inc.	15,602	378,817
First NBC Bank Holding Co. (a)	6,965	27,860
First Republic Bank	28,534	2,691,612
Flushing Financial Corp.	5,372	146,118
FNB Corp.	40,143	599,736
Fulton Financial Corp.	32,860	598,052
German American Bancorp, Inc.	2,500	119,975
Glacier Bancorp, Inc.	14,489	514,794
Great Southern Bancorp, Inc.	1,931	96,647
Great Western Bancorp, Inc.	11,281	482,263
Hancock Holding Co.	13,990	641,441
Hanmi Financial Corp.	6,371	211,199
HarborOne Bancorp, Inc. (a)	4,088	76,119
Heartland Financial USA, Inc.	4,288	200,678
Heritage Financial Corp.	6,038	153,969
Hilltop Holdings, Inc.	15,176	415,519
Home BancShares, Inc.	23,994	646,398
HomeTrust Bancshares, Inc. (a)	3,477	86,056
Hope Bancorp, Inc.	24,409	510,392
Horizon Bancorp	5,027	128,842
Huntington Bancshares, Inc.	206,026	2,787,532
Iberiabank Corp.	8,458	694,825
Independent Bank Corp.	5,086	317,112
Independent Bank Group, Inc.	2,256	140,210
International Bancshares Corp.	10,692	396,673
Investors Bancorp, Inc.	60,287	865,118
KeyCorp	204,866	3,681,442
Lakeland Bancorp, Inc.	8,368	155,226
Lakeland Financial Corp.	4,918	218,458
LegacyTexas Financial Group, Inc.	8,733	360,848
Live Oak Bancshares, Inc.	3,777	77,240
M&T Bank Corp.	26,564	4,318,509
MainSource Financial Group, Inc.	4,553	149,612
MB Financial, Inc.	13,318	593,051

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	26

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
Mercantile Bank Corp.	3,363	$108,625
National Bank Holdings Corp. Class A	5,704	185,380
NBT Bancorp, Inc.	8,327	339,242
OFG Bancorp	8,782	116,362
Old National Bancorp	24,433	433,686
Opus Bank	4,857	98,840
Pacific Premier Bancorp, Inc. (a)	5,359	210,877
PacWest Bancorp	22,053	1,221,736
Park National Corp.	2,600	288,054
Park Sterling Corp.	11,529	134,889
People’s United Financial, Inc.	58,829	1,103,044
Peoples Bancorp, Inc.	3,089	95,913
Pinnacle Financial Partners, Inc.	8,336	557,262
Popular, Inc.	19,631	872,205
Preferred Bank	2,335	129,382
PrivateBancorp, Inc.	14,416	787,979
Prosperity Bancshares, Inc.	12,550	911,506
QCR Holdings, Inc.	3,011	126,311
Regions Financial Corp.	237,160	3,417,476
Renasant Corp.	8,185	325,763
Republic Bancorp, Inc. Class A	2,213	76,680
S&T Bancorp, Inc.	6,816	256,418
Sandy Spring Bancorp, Inc.	4,793	196,369
Seacoast Banking Corp. of Florida (a)	5,707	124,298
ServisFirst Bancshares, Inc.	8,658	346,666
Signature Bank (a)	10,303	1,622,929
Simmons First National Corp. Class A	5,303	318,975
South State Corp.	5,292	473,105
Southside Bancshares, Inc.	5,239	178,964
State Bank Financial Corp.	6,852	181,167
Sterling Bancorp/DE	23,627	563,504
Stock Yards Bancorp, Inc.	4,186	187,533
Stonegate Bank	3,039	138,305
Suffolk Bancorp	2,802	116,059
Sun Bancorp, Inc.	2,255	56,375
SunTrust Banks, Inc.	93,265	5,299,317
SVB Financial Group (a)	9,898	1,704,733
Synovus Financial Corp.	23,674	986,732
TCF Financial Corp.	30,887	535,889
Texas Capital Bancshares, Inc. (a)	9,329	769,642
The Bancorp, Inc. (a)	11,011	65,956
The First of Long Island Corp.	4,377	118,617
The PNC Financial Services Group, Inc.	92,343	11,123,638
Tompkins Financial Corp.	2,695	244,032
Towne Bank	10,707	344,765
Trico Bancshares	4,142	152,716
TriState Capital Holdings, Inc. (a)	4,601	102,142
Trustmark Corp.	12,934	434,841
UMB Financial Corp.	8,000	617,120
Umpqua Holdings Corp.	41,980	768,654
Union Bankshares Corp.	8,405	308,968

	Shares	Value
United Bankshares, Inc.	15,435	$691,488
United Community Banks, Inc.	12,941	364,030
Univest Corp. of Pennsylvania	4,965	139,765
Valley National Bancorp	46,395	561,843
Washington Trust Bancorp, Inc.	2,921	159,195
Webster Financial Corp.	17,340	910,697
WesBanco, Inc.	8,007	332,290
Westamerica BanCorp.	4,934	280,004
Western Alliance Bancorp (a)	18,346	905,925
Wintrust Financial Corp.	9,860	705,976
Xenith Bankshares, Inc. (a)	2,571	66,949
Yadkin Financial Corp.	8,551	273,632
Zions BanCorp.	39,263	1,656,506

		105,460,011

TOTAL BANKS		306,712,341

CAPITAL MARKETS – 18.5%
Asset Management & Custody Banks – 6.8%
Affiliated Managers Group, Inc.	10,267	1,564,280
Ameriprise Financial, Inc.	30,603	3,435,799
Arlington Asset Investment Corp. Class A	892	13,353
Artisan Partners Asset Management, Inc. Class A	8,522	246,712
Associated Capital Group, Inc. Class A	1,105	38,896
BlackRock, Inc.	22,955	8,584,711
Cohen & Steers, Inc.	4,120	143,747
Diamond Hill Investment Group, Inc.	697	140,933
Eaton Vance Corp.	21,383	896,589
Federated Investors, Inc. Class B	5,697	148,179
Financial Engines, Inc.	11,362	438,005
Franklin Resources, Inc.	71,082	2,824,799
GAMCO Investors, Inc. Class A	1,083	31,624
Invesco Ltd.	77,998	2,255,702
Janus Capital Group, Inc.	28,438	355,475
Legg Mason, Inc.	17,540	555,842
Northern Trust Corp.	40,529	3,362,286
OM Asset Management PLC	11,472	161,755
Pzena Investment Management, Inc. Class A	3,108	31,049
Safeguard Scientifics, Inc. (a)	6,437	77,566
SEI Investments Co.	25,940	1,258,349
State Street Corp.	73,360	5,590,032
T Rowe Price Group, Inc.	46,963	3,167,185
The Bank of New York Mellon Corp.	200,770	8,980,442
Virtus Investment Partners, Inc.	1,237	134,833
Waddell & Reed Financial, Inc. Class A	14,792	266,996
Westwood Holdings Group, Inc.	1,521	85,054
WisdomTree Investments, Inc.	21,814	224,684

		45,014,877

Financial Exchanges & Data – 4.7%
CBOE Holdings, Inc.	15,365	1,223,361
CME Group, Inc.	63,744	7,718,124

See accompanying notes which are an integral part of the financial statements.

27	Semiannual Report

Fidelity MSCI Financials Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Financial Exchanges & Data – continued
Donnelley Financial Solutions, Inc. (a)	6,804	$163,840
FactSet Research Systems, Inc.	7,673	1,327,813
Intercontinental Exchange, Inc.	112,061	6,539,880
MarketAxess Holdings, Inc.	7,221	1,352,132
Moody’s Corp.	32,842	3,404,730
Morningstar, Inc.	3,763	286,553
MSCI, Inc.	17,257	1,428,017
Nasdaq, Inc.	22,128	1,560,909
S&P Global, Inc.	49,690	5,971,744

		30,977,103

Investment Banking & Brokerage – 7.0%
BGC Partners, Inc. Class A	39,322	435,295
Cowen Group, Inc. Class A (a)	4,899	73,485
E*TRADE Financial Corp. (a)	52,349	1,960,470
Evercore Partners, Inc. Class A	7,597	588,388
Greenhill & Co., Inc.	6,433	190,095
Houlihan Lokey, Inc.	2,603	80,953
Interactive Brokers Group, Inc. Class A	12,681	473,508
INTL. FCStone, Inc. (a)	3,080	113,590
Investment Technology Group, Inc.	1,918	38,590
KCG Holdings, Inc. Class A (a)	12,642	176,609
Ladenburg Thalmann Financial Services, Inc. (a)	21,429	49,287
LPL Financial Holdings, Inc.	14,448	567,806
Moelis & Co. Class A	4,997	170,398
Morgan Stanley	269,587	11,454,752
Piper Jaffray Cos. (a)	3,077	216,928
PJT Partners, Inc. Class A	4,102	130,238
Raymond James Financial, Inc.	24,084	1,804,614
Stifel Financial Corp. (a)	12,600	634,158
TD Ameritrade Holding Corp.	49,657	2,291,671
The Charles Schwab Corp.	223,899	9,233,595
The Goldman Sachs Group, Inc.	68,606	15,732,728
Virtu Financial, Inc. Class A	8,409	147,578

		46,564,736

TOTAL CAPITAL MARKETS		122,556,716

CONSUMER FINANCE – 5.5%
Consumer Finance – 5.5%
Ally Financial, Inc.	83,184	1,756,846
American Express Co.	147,623	11,275,445
Capital One Financial Corp.	95,168	8,316,731
Credit Acceptance Corp. (a)	1,479	303,609
Discover Financial Services	75,947	5,261,608
Encore Capital Group, Inc. (a)	2,508	77,623
Ezcorp, Inc. Class A (a)	10,649	105,425
FirstCash, Inc.	9,814	419,058
Green Dot Corp. Class A (a)	8,724	233,803
LendingClub Corp. (a)	48,569	299,671
Navient Corp.	61,418	923,727

	Shares	Value
Nelnet, Inc. Class A	4,551	$223,136
OneMain Holdings, Inc. (a)	11,806	264,218
PRA Group, Inc. (a)	8,992	357,882
SLM Corp. (a)	80,930	961,448
Synchrony Financial	156,889	5,619,764
World Acceptance Corp. (a)	1,462	71,740

TOTAL CONSUMER FINANCE		36,471,734

DIVERSIFIED FINANCIAL SERVICES – 6.3%
Multi-Sector Holdings – 6.0%
Berkshire Hathaway, Inc. Class B (a)	228,963	37,581,987
FNFV Group (a)	13,349	173,537
Leucadia National Corp.	61,422	1,464,915
PICO Holdings, Inc. (a)	4,612	65,721
Texas Pacific Land Trust	1,547	491,203

		39,777,363

Other Diversified Financial Services – 0.3%
Voya Financial, Inc.	38,180	1,535,600

Specialized Finance – 0.0%
NewStar Financial, Inc. (a)	4,605	40,892
On Deck Capital, Inc. (a)	7,636	38,409

		79,301

TOTAL DIVERSIFIED FINANCIAL SERVICES		41,392,264

INSURANCE – 20.2%
Insurance Brokers – 2.8%
Aon PLC	50,115	5,647,961
Arthur J Gallagher & Co.	33,729	1,815,632
Brown & Brown, Inc.	22,490	947,504
Crawford & Co. Class A	6,226	57,528
Marsh & McLennan Cos., Inc.	97,860	6,656,437
Willis Towers Watson PLC	24,846	3,108,980

		18,234,042

Life & Health Insurance – 5.3%
Aflac, Inc.	77,044	5,392,310
American Equity Investment Life Holding Co.	5,207	122,885
Citizens, Inc. (a)	9,886	91,544
CNO Financial Group, Inc.	14,994	283,536
FBL Financial Group, Inc. Class A	2,246	156,771
Fidelity & Guaranty Life	2,660	63,707
Genworth Financial, Inc. Class A (a)	62,755	210,857
Lincoln National Corp.	43,849	2,960,246
MetLife, Inc.	175,639	9,556,518
National Western Life Group, Inc. Class A	500	146,575
Primerica, Inc.	8,362	630,913
Principal Financial Group, Inc.	54,610	3,117,685
Prudential Financial, Inc.	82,176	8,637,519
Torchmark Corp.	21,452	1,577,580

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	28

Common Stocks – continued
	Shares	Value
INSURANCE – continued
Life & Health Insurance – continued
Trupanion, Inc. (a)	4,538	$72,563
Unum Group	44,675	2,029,585

		35,050,794

Multi-line Insurance – 3.4%
American Financial Group, Inc.	13,134	1,131,757
American International Group, Inc.	201,286	12,934,639
American National Insurance Co.	1,602	186,777
Assurant, Inc.	11,730	1,139,335
Hartford Financial Services Group, Inc.	72,660	3,539,269
Horace Mann Educators Corp.	7,801	322,571
Kemper Corp.	7,906	341,539
Loews Corp.	54,098	2,519,885
National General Holdings Corp.	11,380	278,696

		22,394,468

Property & Casualty Insurance – 7.7%
Allied World Assurance Co. Holdings AG	16,856	895,559
Ambac Financial Group, Inc. (a)	2,596	54,308
AMERISAFE, Inc.	3,520	221,936
Amtrust Financial Services, Inc.	16,452	434,168
Arch Capital Group Ltd. (a)	23,341	2,062,177
Argo Group International Holdings Ltd.	5,755	368,032
Aspen Insurance Holdings Ltd.	11,412	643,637
Assured Guaranty Ltd.	25,270	983,256
Axis Capital Holdings Ltd.	17,537	1,122,543
Baldwin & Lyons, Inc. Class B	1,890	45,360
Chubb Ltd.	87,443	11,497,880
Cincinnati Financial Corp.	29,748	2,099,614
Donegal Group, Inc. Class A	2,214	36,465
EMC Insurance Group, Inc.	1,859	54,190
Employers Holdings, Inc.	6,385	232,733
Erie Indemnity Co. Class A	4,901	549,451
Federated National Holding Co.	3,064	56,194
First American Financial Corp.	20,623	775,012
FNF Group	46,459	1,642,790
Global Indemnity Ltd. (a)	1,881	74,318
HCI Group, Inc.	1,012	41,856
Heritage Insurance Holdings, Inc.	5,267	74,686
Infinity Property & Casualty Corp.	2,227	193,415
James River Group Holdings Ltd.	3,908	154,952
Kinsale Capital Group, Inc.	2,931	86,025
Markel Corp. (a)	2,663	2,463,275
MBIA, Inc. (a)	25,146	256,489
Mercury General Corp.	3,548	224,411
Old Republic International Corp.	46,954	976,643
OneBeacon Insurance Group Ltd. Class A	4,216	68,426
ProAssurance Corp.	9,500	516,800
RLI Corp.	7,890	468,824
Safety Insurance Group, Inc.	823	59,009

	Shares	Value
Selective Insurance Group, Inc.	3,485	$145,325
State Auto Financial Corp.	3,410	86,137
State National Cos., Inc.	6,139	84,473
Stewart Information Services Corp.	4,489	196,080
The Allstate Corp.	69,890	5,256,427
The Hanover Insurance Group, Inc.	8,114	681,089
The Navigators Group, Inc.	4,654	261,322
The Progressive Corp.	109,694	4,106,943
The Travelers Cos., Inc.	54,248	6,389,330
United Fire Group, Inc.	3,271	154,391
United Insurance Holdings Corp.	2,912	39,807
Universal Insurance Holdings, Inc.	6,607	172,773
White Mountains Insurance Group Ltd.	926	842,438
WR Berkley Corp.	18,828	1,265,430
XL Group Ltd.	52,591	1,975,844

		51,092,243

Reinsurance – 1.0%
Alleghany Corp. (a)	1,635	999,917
Endurance Specialty Holdings Ltd.	12,291	1,139,253
Enstar Group Ltd. (a)	2,167	419,639
Everest Re Group Ltd.	3,702	814,181
Greenlight Capital Re Ltd. (a)	6,096	137,770
Maiden Holdings Ltd.	9,172	162,803
Reinsurance Group of America, Inc.	11,432	1,434,373
RenaissanceRe Holdings Ltd.	2,617	356,749
Third Point Reinsurance Ltd. (a)	12,009	137,503
Validus Holdings Ltd.	15,319	873,183
WMIH Corp. (a)	45,722	70,869

		6,546,240

TOTAL INSURANCE		133,317,787

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.5%
Mortgage REIT’s – 1.5%
AG Mortgage Investment Trust, Inc.	4,653	81,521
AGNC Investment Corp.	62,553	1,167,865
Altisource Residential Corp.	10,731	130,274
Annaly Capital Management, Inc.	187,146	1,912,632
Anworth Mortgage Asset Corp.	16,243	83,327
Apollo Commercial Real Estate Finance, Inc.	16,922	294,612
ARMOUR Residential REIT, Inc.	7,209	151,533
Blackstone Mortgage Trust, Inc. Class A	17,877	545,070
Capstead Mortgage Corp.	18,647	198,963
Chimera Investment Corp.	34,045	600,213
CYS Investments, Inc.	29,866	226,086
Dynex Capital, Inc.	9,540	63,727
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,896	180,899
Invesco Mortgage Capital, Inc.	21,330	310,778
Ladder Capital Corp.	11,076	150,191
MFA Financial, Inc.	71,099	560,971
MTGE Investment Corp.	8,145	129,506

See accompanying notes which are an integral part of the financial statements.

29	Semiannual Report

Fidelity MSCI Financials Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Mortgage REIT’s – continued
New Residential Investment Corp.	47,329	$717,034
New York Mortgage Trust, Inc.	19,906	127,597
PennyMac Mortgage Investment Trust	11,476	194,518
Redwood Trust, Inc.	14,986	232,283
Resource Capital Corp.	5,818	47,824
Starwood Property Trust, Inc.	48,477	1,079,098
Two Harbors Investment Corp.	66,451	582,775
Western Asset Mortgage Capital Corp.	7,907	79,782

TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)		9,849,079

THRIFTS & MORTGAGE FINANCE – 1.4%
Thrifts & Mortgage Finance – 1.4%
Astoria Financial Corp.	17,524	331,379
Bank Mutual Corp.	8,819	84,221
Beneficial Bancorp, Inc.	14,879	265,590
BofI Holding, Inc. (a)	11,005	324,647
Capitol Federal Financial, Inc.	25,228	389,773
Dime Community Bancshares, Inc.	6,417	137,324
Essent Group Ltd. (a)	12,525	432,989
EverBank Financial Corp.	21,952	426,527
Federal Agricultural Mortgage Corp. Class C	1,872	104,195
Flagstar Bancorp, Inc. (a)	4,527	116,661
HomeStreet, Inc. (a)	4,187	109,699
Kearny Financial Corp.	17,943	273,631
LendingTree, Inc. (a)	1,518	169,864
Meridian Bancorp, Inc.	9,949	187,539
Meta Financial Group, Inc.	1,622	142,493
MGIC Investment Corp. (a)	64,517	687,106
Nationstar Mortgage Holdings, Inc. (a)	8,044	145,918
New York Community Bancorp, Inc.	91,995	1,397,404
NMI Holdings, Inc. Class A (a)	9,577	103,432
Northfield Bancorp, Inc.	8,452	152,559
Northwest Bancshares, Inc.	18,763	320,284

	Shares	Value
OceanFirst Financial Corp.	6,163	$175,091
Ocwen Financial Corp. (a)	19,139	100,863
Oritani Financial Corp.	7,603	131,912
PHH Corp. (a)	10,803	157,508
Provident Financial Services, Inc.	11,438	302,764
Radian Group, Inc.	40,875	752,100
TFS Financial Corp.	13,756	240,592
TrustCo Bank Corp.	18,715	157,206
United Financial Bancorp, Inc.	9,618	173,605
Walker & Dunlop, Inc. (a)	5,381	169,017
Walter Investment Management Corp. (a)	3,326	12,639
Washington Federal, Inc.	17,221	565,710
Waterstone Financial, Inc.	5,010	90,681
WSFS Financial Corp.	5,512	249,694

TOTAL THRIFTS & MORTGAGE FINANCE		9,582,617

TOTAL COMMON STOCKS (Cost $607,965,528)		659,882,538

Money Market Funds – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.43% (b) (Cost $1,018,290)	1,018,290	1,018,290

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $608,983,818)		660,900,828

NET OTHER ASSETS (LIABILITIES) – 0.0%		300,379

NET ASSETS – 100%		$661,201,207

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$659,882,538	$659,882,538	$—	$—
Money Market Funds	1,018,290	1,018,290	—	—

Total Investments in Securities:	$660,900,828	$660,900,828	$—	$—

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	30

Fidelity MSCI Health Care Index ETF

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
BIOTECHNOLOGY – 22.4%
Biotechnology – 22.4%
AbbVie, Inc.	325,988	$19,921,127
ACADIA Pharmaceuticals, Inc. (a)	19,327	668,521
Acceleron Pharma, Inc. (a)	5,544	134,608
Achillion Pharmaceuticals, Inc. (a)	21,727	90,602
Acorda Therapeutics, Inc. (a)	9,168	187,944
Aduro Biotech, Inc. (a)	4,497	53,289
Advaxis, Inc. (a)	6,200	55,552
Agenus, Inc. (a)	16,287	65,148
Agios Pharmaceuticals, Inc. (a)	6,633	285,418
Aimmune Therapeutics, Inc. (a)	3,781	69,117
Alder Biopharmaceuticals, Inc. (a)	7,947	163,311
Alexion Pharmaceuticals, Inc. (a)	44,881	5,865,049
Alkermes PLC (a)	30,290	1,638,992
Alnylam Pharmaceuticals, Inc. (a)	15,467	618,525
AMAG Pharmaceuticals, Inc. (a)	6,833	164,675
Amgen, Inc.	149,809	23,472,074
Amicus Therapeutics, Inc. (a)	25,080	137,940
Ardelyx, Inc. (a)	5,848	70,176
Arena Pharmaceuticals, Inc. (a)	47,991	73,906
Ariad Pharmaceuticals, Inc. (a)	34,738	827,459
Array BioPharma, Inc. (a)	29,689	322,719
Arrowhead Pharmaceuticals, Inc. (a)	11,431	22,176
Atara Biotherapeutics, Inc. (a)	3,424	46,053
Avexis, Inc. (a)	3,299	184,018
Axovant Sciences Ltd. (a)	4,927	60,356
Bellicum Pharmaceuticals, Inc. (a)	3,219	43,070
BioCryst Pharmaceuticals, Inc. (a)	11,698	73,697
Biogen, Inc. (a)	43,870	12,162,519
BioMarin Pharmaceutical, Inc. (a)	34,193	2,996,333
Biotime, Inc. (a)	12,918	40,433
Bluebird Bio, Inc. (a)	8,120	604,940
Blueprint Medicines Corp. (a)	4,853	165,390
Celgene Corp. (a)	155,156	18,021,369
Celldex Therapeutics, Inc. (a)	19,685	64,173
Chimerix, Inc. (a)	8,207	44,646
Clovis Oncology, Inc. (a)	6,862	444,658
Coherus Biosciences, Inc. (a)	4,872	135,929
CoLucid Pharmaceuticals, Inc. (a)	1,543	71,518
Concert Pharmaceuticals, Inc. (a)	3,090	27,347
CytomX Therapeutics, Inc. (a)	3,246	37,719
Dyax Corp. (a)	31,822	79,555
Dynavax Technologies Corp. (a)	7,253	29,737
Eagle Pharmaceuticals, Inc. (a)	1,866	129,146
Editas Medicine, Inc. (a)	3,767	65,621
Emergent Biosolutions, Inc. (a)	6,555	198,420
Enanta Pharmaceuticals, Inc. (a)	2,827	93,644
Epizyme, Inc. (a)	7,962	83,601
Esperion Therapeutics, Inc. (a)	2,687	32,566
Exact Sciences Corp. (a)	21,664	410,533
Exelixis, Inc. (a)	46,030	834,064
FibroGen, Inc. (a)	9,941	225,164

	Shares	Value
Five Prime Therapeutics, Inc. (a)	5,175	$237,067
Flexion Therapeutics, Inc. (a)	3,970	77,018
Foundation Medicine, Inc. (a)	2,734	53,450
Genomic Health, Inc. (a)	3,615	99,340
Geron Corp. (a)	31,619	65,768
Gilead Sciences, Inc.	264,154	19,137,957
Global Blood Therapeutics, Inc. (a)	4,021	64,939
Halozyme Therapeutics, Inc. (a)	21,838	252,229
Heron Therapeutics, Inc. (a)	8,756	113,828
ImmunoGen, Inc. (a)	17,201	40,250
Immunomedics, Inc. (a)	22,605	101,723
Incyte Corp. Ltd. (a)	33,874	4,105,868
Inovio Pharmaceuticals, Inc. (a)	13,821	91,219
Insmed, Inc. (a)	11,727	173,208
Insys Therapeutics, Inc. (a)	4,259	43,612
Intellia Therapeutics, Inc. (a)	2,746	35,478
Intercept Pharmaceuticals, Inc. (a)	3,479	381,820
Intrexon Corp. (a)	11,643	246,366
Ionis Pharmaceuticals, Inc. (a)	24,175	1,075,787
Ironwood Pharmaceuticals, Inc. (a)	24,681	354,913
Juno Therapeutics, Inc. (a)	12,812	273,408
Karyopharm Therapeutics, Inc. (a)	4,311	44,619
Keryx Biopharmaceuticals, Inc. (a)	15,752	78,602
Kite Pharma, Inc. (a)	7,945	404,957
La Jolla Pharmaceutical Co. (a)	2,907	56,541
Lexicon Pharmaceuticals, Inc. (a)	9,276	132,925
Ligand Pharmaceuticals, Inc. (a)	3,992	423,192
Lion Biotechnologies, Inc. (a)	8,690	63,003
Loxo Oncology, Inc. (a)	2,142	84,031
MacroGenics, Inc. (a)	5,486	101,326
MannKind Corp. (a)	57,009	40,134
Merrimack Pharmaceuticals, Inc. (a)	24,137	75,066
MiMedx Group, Inc. (a)	20,679	167,086
Minerva Neurosciences, Inc. (a)	5,121	54,283
Momenta Pharmaceuticals, Inc. (a)	13,481	254,791
Myriad Genetics, Inc. (a)	14,008	226,649
NantKwest, Inc. (a)	4,890	26,210
Natera, Inc. (a)	4,576	41,001
Neurocrine Biosciences, Inc. (a)	17,406	746,891
NewLink Genetics Corp. (a)	4,267	51,929
Novavax, Inc. (a)	53,852	70,546
OncoMed Pharmaceuticals, Inc. (a)	3,961	32,718
Ophthotech Corp. (a)	5,259	25,033
Opko Health, Inc. (a)	67,132	583,377
Organovo Holdings, Inc. (a)	20,881	77,051
Otonomy, Inc. (a)	4,190	61,384
OvaScience, Inc. (a)	5,824	9,202
PDL BioPharma, Inc.	30,870	67,914
Portola Pharmaceuticals, Inc. (a)	11,230	306,018
Progenics Pharmaceuticals, Inc. (a)	13,908	124,059
Prothena Corp. PLC (a)	5,812	284,556
PTC Therapeutics, Inc. (a)	6,128	80,277
Puma Biotechnology, Inc. (a)	6,565	212,706

See accompanying notes which are an integral part of the financial statements.

31	Semiannual Report

Fidelity MSCI Health Care Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Radius Health, Inc. (a)	5,989	$260,641
Regeneron Pharmaceuticals, Inc. (a)	15,529	5,579,414
REGENXBIO, Inc. (a)	4,128	76,368
Repligen Corp. (a)	6,701	201,298
Retrophin, Inc. (a)	6,205	121,742
Sage Therapeutics, Inc. (a)	6,175	296,277
Sangamo Therapeutics, Inc. (a)	13,323	46,631
Sarepta Therapeutics, Inc. (a)	10,040	311,842
Seattle Genetics, Inc. (a)	19,844	1,195,403
Seres Therapeutics, Inc. (a)	2,720	26,901
Sorrento Therapeutics, Inc. (a)	9,750	52,650
Spark Therapeutics, Inc. (a)	4,584	289,067
Spectrum Pharmaceuticals, Inc. (a)	13,134	61,204
Synergy Pharmaceuticals, Inc. (a)	35,758	252,809
TESARO, Inc. (a)	7,181	1,169,354
TG Therapeutics, Inc. (a)	8,644	41,491
Trevena, Inc. (a)	6,744	47,073
Ultragenyx Pharmaceutical, Inc. (a)	7,487	561,600
United Therapeutics Corp. (a)	8,682	1,420,636
Vanda Pharmaceuticals, Inc. (a)	7,716	109,181
Versartis, Inc. (a)	4,984	71,271
Vertex Pharmaceuticals, Inc. (a)	49,585	4,257,864
XBiotech, Inc. (a)	3,521	40,139
Xencor, Inc. (a)	7,773	185,231
ZIOPHARM Oncology, Inc. (a)	20,940	123,965

TOTAL BIOTECHNOLOGY		141,147,924

HEALTH CARE EQUIPMENT & SUPPLIES – 19.6%
Health Care Equipment – 17.9%
Abaxis, Inc.	4,475	228,024
Abbott Laboratories	344,525	14,390,809
ABIOMED, Inc. (a)	8,213	873,617
Accuray, Inc. (a)	16,093	92,535
Analogic Corp.	2,474	192,106
AngioDynamics, Inc. (a)	6,789	109,269
AtriCure, Inc. (a)	6,586	107,154
Baxter International, Inc.	96,884	4,641,712
Becton Dickinson and Co.	42,616	7,555,391
Boston Scientific Corp. (a)	272,377	6,553,391
Cantel Medical Corp.	7,540	583,671
Cardiovascular Systems, Inc. (a)	6,763	167,046
ConforMIS, Inc. (a)	4,569	37,923
CONMED Corp.	4,689	209,083
CR Bard, Inc.	14,695	3,487,564
CryoLife, Inc.	5,846	111,074
Cynosure, Inc. Class A (a)	4,806	256,640
Danaher Corp.	124,413	10,440,739
DexCom, Inc. (a)	16,769	1,327,266
Edwards Lifesciences Corp. (a)	42,607	4,100,498
Entellus Medical, Inc. (a)	1,284	21,969

	Shares	Value
Exactech, Inc. (a)	2,107	$51,938
GenMark Diagnostics, Inc. (a)	8,001	97,052
Glaukos Corp. (a)	2,263	93,281
Globus Medical, Inc. Class A (a)	14,473	381,508
Hill-Rom Holdings, Inc.	13,109	771,727
Hologic, Inc. (a)	49,979	2,025,649
IDEXX Laboratories, Inc. (a)	17,922	2,192,398
Inogen, Inc. (a)	3,192	205,469
Insulet Corp. (a)	11,552	480,563
Integer Holdings Corp. (a)	5,512	178,589
Integra LifeSciences Holdings Corp. (a)	11,984	500,092
Intuitive Surgical, Inc. (a)	7,712	5,342,025
Invacare Corp.	5,999	68,989
K2M Group Holdings, Inc. (a)	6,423	130,515
LivaNova PLC (a)	8,789	422,795
Masimo Corp. (a)	9,369	689,371
Medtronic PLC	278,947	21,205,551
Natus Medical, Inc. (a)	6,591	257,379
Nevro Corp. (a)	4,320	375,926
Novocure Ltd. (a)	8,368	53,137
NuVasive, Inc. (a)	10,040	710,531
NxStage Medical, Inc. (a)	13,048	350,991
Orthofix International N.V. (a)	3,629	130,426
Penumbra, Inc. (a)	5,277	377,569
ResMed, Inc.	28,116	1,898,955
Rockwell Medical, Inc. (a)	9,735	56,560
STERIS PLC	17,253	1,222,030
Stryker Corp.	67,437	8,330,493
SurModics, Inc. (a)	2,615	63,283
Teleflex, Inc.	8,816	1,478,708
TransEnterix Inc. (a)	11,419	16,786
Varex Imaging Corp. (a)	7,426	213,498
Varian Medical Systems, Inc. (a)	18,565	1,441,572
Wright Medical Group N.V. (a)	18,663	469,934
Zeltiq Aesthetics, Inc. (a)	7,198	319,159
Zimmer Biomet Holdings, Inc.	40,030	4,736,750

		112,828,680

Health Care Supplies – 1.7%
Alere, Inc. (a)	16,335	604,395
Align Technology, Inc. (a)	14,428	1,322,903
Anika Therapeutics, Inc. (a)	2,974	150,306
Atrion Corp.	292	142,671
Cerus Corp. (a)	19,192	81,758
DENTSPLY SIRONA, Inc.	46,641	2,644,545
Endologix, Inc. (a)	14,707	100,890
Haemonetics Corp. (a)	10,278	409,681
Halyard Health, Inc. (a)	9,284	357,156
ICU Medical, Inc. (a)	3,084	422,816
Meridian Bioscience, Inc.	8,363	109,555
Merit Medical Systems, Inc. (a)	8,817	223,952
Neogen Corp. (a)	7,554	498,866
OraSure Technologies, Inc. (a)	11,040	97,373

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	32

Common Stocks – continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Supplies – continued
Quidel Corp. (a)	5,470	$103,821
Staar Surgical Co. (a)	5,943	58,836
The Cooper Cos., Inc.	9,685	1,787,948
The Spectranetics Corp. (a)	8,517	220,164
Vascular Solutions, Inc. (a)	3,579	200,245
West Pharmaceutical Services, Inc.	14,669	1,241,438

		10,779,319

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		123,607,999

HEALTH CARE PROVIDERS & SERVICES – 18.9%
Health Care Services – 3.6%
Adeptus Health, Inc. Class A (a)	3,039	21,790
Air Methods Corp. (a)	7,244	258,611
Almost Family, Inc. (a)	1,697	80,183
Amedisys, Inc. (a)	5,314	243,487
American Renal Associates Holdings, Inc. (a)	2,580	49,588
AMN Healthcare Services, Inc. (a)	9,558	342,654
BioTelemetry, Inc. (a)	5,392	124,286
Chemed Corp.	3,295	547,266
Civitas Solutions, Inc. (a)	2,950	53,985
Corvel Corp. (a)	2,145	82,261
Cross Country Healthcare, Inc. (a)	6,557	94,880
DaVita Inc. (a)	33,130	2,112,037
Diplomat Pharmacy, Inc. (a)	7,872	108,161
Envision Healthcare Corp. (a)	23,463	1,595,484
Express Scripts Holding Co. (a)	126,147	8,689,005
Laboratory Corp. of America Holdings (a)	20,480	2,748,621
Landauer, Inc.	1,905	97,822
LHC Group, Inc. (a)	3,038	152,295
MEDNAX, Inc. (a)	18,746	1,281,289
National Research Corp. Class A	1,871	32,649
Premier, Inc. Class A (a)	9,415	299,962
Quest Diagnostics, Inc.	27,836	2,558,685
Team Health Holdings, Inc. (a)	14,860	645,816
Teladoc, Inc. (a)	6,874	137,480
The Providence Service Corp. (a)	2,505	96,818
Tivity Health, Inc. (a)	6,747	173,061

		22,628,176

Health Care Distributors – 2.9%
Aceto Corp.	5,887	112,383
AmerisourceBergen Corp.	38,113	3,326,503
Cardinal Health, Inc.	63,773	4,780,424
Henry Schein, Inc. (a)	16,375	2,617,707
McKesson Corp.	45,176	6,286,240
Owens & Minor, Inc.	12,515	449,038
Patterson Cos., Inc.	16,891	702,835
PharMerica Corp. (a)	6,108	151,478

		18,426,608

	Shares	Value
Health Care Facilities – 2.0%
AAC Holdings, Inc. (a)	1,877	$14,922
Acadia Healthcare Co., Inc. (a)	14,964	574,169
Brookdale Senior Living, Inc. (a)	37,435	560,402
Capital Senior Living Corp. (a)	5,354	89,251
Community Health Systems, Inc. (a)	22,629	144,826
Genesis Healthcare, Inc. (a)	9,473	38,934
HCA Holdings, Inc. (a)	60,645	4,868,581
HealthSouth Corp.	17,903	694,994
Kindred Healthcare, Inc.	16,932	112,598
LifePoint Health, Inc. (a)	8,633	512,369
National HealthCare Corp.	1,967	147,230
Select Medical Holdings Corp. (a)	20,903	260,242
Surgery Partners, Inc. (a)	3,850	71,225
Surgical Care Affiliates, Inc. (a)	5,571	314,761
Tenet Healthcare Corp. (a)	19,751	347,420
The Ensign Group, Inc.	9,488	192,986
Universal Health Services, Inc. Class B	18,033	2,031,057
US Physical Therapy, Inc.	2,491	174,744
VCA, Inc. (a)	16,274	1,474,424

		12,625,135

Managed Health Care – 10.4%
Aetna, Inc.	70,214	8,328,083
Anthem, Inc.	52,674	8,119,170
Centene Corp. (a)	34,117	2,158,583
Cigna Corp.	51,365	7,510,590
HealthEquity, Inc. (a)	8,808	407,370
Humana, Inc.	29,839	5,923,041
Magellan Health, Inc. (a)	4,716	353,464
Molina Healthcare, Inc. (a)	7,986	452,966
Triple-S Management Corp. Class B (a)	4,737	90,524
UnitedHealth Group, Inc.	190,639	30,902,582
Universal American Corp. (a)	9,790	97,313
WellCare Health Plans, Inc. (a)	8,891	1,293,996

		65,637,682

TOTAL HEALTH CARE PROVIDERS & SERVICES		119,317,601

HEALTH CARE TECHNOLOGY – 1.2%
Health Care Technology – 1.2%
Allscripts Healthcare Solutions, Inc. (a)	35,349	413,937
athenahealth, Inc. (a)	7,871	991,667
Castlight Health, Inc. Class B (a)	4,812	14,917
Cerner Corp. (a)	60,837	3,267,555
Computer Programs & Systems, Inc.	2,155	48,703
Evolent Health, Inc. (a)	4,865	88,543
HealthStream, Inc. (a)	5,013	115,099
HMS Holdings Corp. (a)	17,079	310,155
Inovalon Holdings, Inc. Class A (a)	13,311	153,742
Medidata Solutions, Inc. (a)	11,510	570,205
Omnicell, Inc. (a)	7,334	263,291
Quality Systems, Inc.	9,092	136,471

See accompanying notes which are an integral part of the financial statements.

33	Semiannual Report

Fidelity MSCI Health Care Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HEALTH CARE TECHNOLOGY – continued
Health Care Technology – continued
Veeva Systems, Inc. Class A (a)	17,416	$737,219
Vocera Communications, Inc. (a)	4,747	98,500

TOTAL HEALTH CARE TECHNOLOGY		7,210,004

LIFE SCIENCES TOOLS & SERVICES – 5.4%
Life Sciences Tools & Services – 5.4%
Accelerate Diagnostics, Inc. (a)	6,103	127,858
Agilent Technologies, Inc.	65,167	3,191,228
Albany Molecular Research, Inc. (a)	5,654	104,034
Bio-Rad Laboratories, Inc. Class A (a)	4,135	785,981
Bio-Techne Corp.	7,456	758,648
Bruker Corp.	22,768	540,285
Cambrex Corp. (a)	6,470	339,351
Charles River Laboratories International, Inc. (a)	9,459	764,287
Illumina, Inc. (a)	29,352	4,699,255
INC Research Holdings, Inc. Class A (a)	10,748	569,644
Luminex Corp. (a)	7,761	156,927
Medpace Holdings, Inc. (a)	1,705	59,487
Mettler-Toledo International, Inc. (a)	5,298	2,260,286
NeoGenomics, Inc. (a)	14,570	117,434
Pacific Biosciences of California, Inc. (a)	17,452	84,119
PAREXEL International Corp. (a)	10,606	751,859
Patheon N.V. (a)	7,319	209,982
PerkinElmer, Inc.	21,916	1,165,712
PRA Health Sciences, Inc. (a)	7,962	466,494
Quintiles IMS Holdings Inc. (a)	29,496	2,315,141
Thermo Fisher Scientific, Inc.	78,929	12,027,990
VWR Corp. (a)	18,557	480,812
Waters Corp. (a)	16,124	2,283,965

TOTAL LIFE SCIENCES TOOLS & SERVICES		34,260,779

PHARMACEUTICALS – 32.3%
Pharmaceuticals – 32.3%
Aclaris Therapeutics, Inc. (a)	3,648	96,781
Aerie Pharmaceuticals, Inc. (a)	5,391	236,665
Akorn, Inc. (a)	15,215	290,606
Allergan PLC (a)	79,248	17,346,595
Amphastar Pharmaceuticals, Inc. (a)	7,134	112,361
ANI Pharmaceuticals, Inc. (a)	1,719	103,914
Bristol-Myers Squibb Co. Class A	334,465	16,442,299
Catalent, Inc. (a)	25,043	670,151
Cempra, Inc. (a)	8,475	26,696
Clearside Biomedical, Inc. (a)	3,438	25,613
Collegium Pharmaceutical, Inc. (a)	3,812	64,118
Corcept Therapeutics, Inc. (a)	15,141	107,653
Depomed, Inc. (a)	12,157	219,920
Dermira, Inc. (a)	4,681	137,809
Eli Lilly & Co.	198,859	15,318,109

Common Stocks – continued
	Shares	Value
Endo International PLC (a)	42,431	$519,355
Horizon Pharma PLC (a)	29,073	475,925
Impax Laboratories, Inc. (a)	12,473	164,020
Innoviva, Inc. (a)	15,740	166,844
Intersect ENT, Inc. (a)	4,215	56,903
Intra-Cellular Therapies, Inc. (a)	6,445	93,066
Jazz Pharmaceuticals PLC (a)	12,102	1,475,476
Johnson & Johnson	547,640	62,020,230
Lannett Co., Inc. (a)	5,880	118,482
Mallinckrodt PLC (a)	21,579	1,051,545
Merck & Co., Inc.	553,516	34,312,457
Mylan N.V. (a)	91,013	3,463,045
MyoKardia, Inc. (a)	2,877	32,222
Nektar Therapeutics (a)	30,008	363,397
Omeros Corp. (a)	8,086	78,353
Pacira Pharmaceuticals, Inc. (a)	7,394	284,299
Paratek Pharmaceuticals, Inc. (a)	3,059	46,191
Perrigo Co. PLC	28,683	2,184,210
Pfizer, Inc.	1,214,167	38,525,519
Phibro Animal Health Corp. Class A	3,660	97,722
Prestige Brands Holdings, Inc. (a)	10,604	559,467
Revance Therapeutics, Inc. (a)	3,968	79,360
Sciclone Pharmaceuticals, Inc. (a)	9,788	99,348
Sucampo Pharmaceuticals, Inc. Class A (a)	4,473	49,874
Supernus Pharmaceuticals, Inc. (a)	7,863	212,694
Teligent, Inc. (a)	7,297	51,079
The Medicines Co. (a)	14,129	509,350
TherapeuticsMD, Inc. (a)	31,231	181,452
Theravance Biopharma, Inc. (a)	7,847	235,096
WaVe Life Sciences Ltd. (a)	1,317	37,864
Zoetis, Inc.	94,131	5,171,557

TOTAL PHARMACEUTICALS		203,915,692

TOTAL COMMON STOCKS (Cost $647,098,438)		629,459,999

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.43% (b) (Cost $577,921)	577,921	577,921

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $647,676,359)		630,037,920

NET OTHER ASSETS (LIABILITIES) – 0.1%		435,661

NET ASSETS – 100%		$630,473,581

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	34

Other Information

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$629,459,999	$629,380,444	$—	$79,555
Money Market Funds	577,921	577,921	—	—

Total Investments in Securities:	$630,037,920	$629,958,365	$—	$79,555

See accompanying notes which are an integral part of the financial statements.

35	Semiannual Report

Fidelity MSCI Industrials Index ETF

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
AEROSPACE & DEFENSE – 20.2%
Aerospace & Defense – 20.2%
AAR Corp.	4,002	$128,024
Aerojet Rocketdyne Holdings, Inc. (a)	6,592	119,381
Aerovironment, Inc. (a)	2,550	66,784
Arconic, Inc.	52,552	1,197,660
Astronics Corp. (a)	2,408	79,006
B/E Aerospace, Inc.	12,202	750,057
BWX Technologies, Inc.	11,163	463,153
Cubic Corp.	2,756	131,048
Curtiss-Wright Corp.	5,060	496,184
DigitalGlobe, Inc. (a)	7,456	209,141
Engility Holdings, Inc. (a)	2,411	70,715
Esterline Technologies Corp. (a)	3,325	284,786
General Dynamics Corp.	31,094	5,630,501
HEICO Corp.	2,407	185,219
HEICO Corp. Class A	4,582	303,787
Hexcel Corp.	11,053	567,572
Huntington Ingalls Industries, Inc.	5,613	1,088,697
KLX, Inc. (a)	6,338	310,499
Kratos Defense & Security Solutions, Inc. (a)	7,111	58,595
L3 Technologies, Inc.	9,258	1,469,152
Lockheed Martin Corp.	31,637	7,951,327
Mercury Systems, Inc. (a)	4,796	161,721
Moog, Inc. Class A (a)	3,908	257,420
National Presto Industries, Inc.	570	60,648
Northrop Grumman Corp.	20,320	4,654,906
Orbital ATK, Inc.	7,007	609,259
Raytheon Co.	35,353	5,096,488
Rockwell Collins, Inc.	15,551	1,411,409
Spirit AeroSystems Holdings, Inc. Class A	15,439	927,112
Taser International, Inc. (a)	6,372	159,173
Teledyne Technologies, Inc. (a)	3,956	486,074
Textron, Inc.	32,252	1,527,777
The Boeing Co.	71,000	11,602,820
The KEYW Holding Corp. (a)	4,454	44,584
TransDigm Group, Inc.	6,378	1,380,199
Triumph Group, Inc.	5,674	151,779
United Technologies Corp.	95,261	10,447,274
Wesco Aircraft Holdings, Inc. (a)	7,136	108,110

TOTAL AEROSPACE & DEFENSE		60,648,041

AIR FREIGHT & LOGISTICS – 6.1%
Air Freight & Logistics – 6.1%
Air Transport Services Group, Inc. (a)	1,830	29,518
Atlas Air Worldwide Holdings, Inc. (a)	732	38,613
CH Robinson Worldwide, Inc.	17,082	1,299,257
Echo Global Logistics, Inc. (a)	3,146	74,718
Expeditors International of Washington, Inc.	21,660	1,128,053
FedEx Corp.	30,222	5,715,282

	Shares	Value
Forward Air Corp.	3,616	$174,255
Hub Group, Inc. Class A (a)	4,018	178,198
Park-Ohio Holdings Corp.	953	42,742
United Parcel Service, Inc. Class B	82,824	9,038,583
XPO Logistics, Inc. (a)	13,215	591,239

TOTAL AIR FREIGHT & LOGISTICS		18,310,458

AIRLINES – 1.3%
Airlines – 1.3%
Allegiant Travel Co.	499	85,828
American Airlines Group, Inc.	15,872	702,336
Delta Air Lines, Inc.	22,432	1,059,688
Hawaiian Holdings, Inc. (a)	1,628	82,947
SkyWest, Inc.	1,598	56,569
Southwest Airlines Co.	18,552	970,455
Spirit Airlines, Inc. (a)	2,084	112,619
United Continental Holdings, Inc. (a)	9,659	680,670

TOTAL AIRLINES		3,751,112

BUILDING PRODUCTS – 4.5%
Building Products – 4.5%
AAON, Inc.	5,112	173,552
Advanced Drainage Systems, Inc.	4,939	119,030
Allegion PLC	11,496	754,942
American Woodmark Corp. (a)	1,758	125,170
AO Smith Corp.	17,770	866,287
Apogee Enterprises, Inc.	3,448	196,812
Armstrong Flooring, Inc. (a)	2,383	50,114
Armstrong World Industries, Inc. (a)	4,977	198,831
Builders FirstSource, Inc. (a)	10,606	114,121
Continental Building Products, Inc. (a)	4,792	111,414
CSW Industrials, Inc. (a)	1,876	68,568
Fortune Brands Home & Security, Inc.	18,455	1,017,424
Gibraltar Industries, Inc. (a)	3,596	157,864
Griffon Corp.	3,656	93,045
Insteel Industries, Inc.	2,173	80,488
Johnson Controls International PLC	111,922	4,922,330
Lennox International, Inc.	4,695	736,223
Masco Corp.	39,540	1,302,843
Masonite International Corp. (a)	3,105	206,793
NCI Building Systems, Inc. (a)	4,232	67,712
Owens Corning	13,765	760,516
Patrick Industries, Inc. (a)	1,542	126,058
PGT Innovations, Inc. (a)	5,721	65,792
Ply Gem Holdings, Inc. (a)	2,760	44,574
Quanex Building Products Corp.	3,690	72,878
Simpson Manufacturing Co., Inc.	4,909	213,640
Trex Co., Inc. (a)	3,502	237,190
Universal Forest Products, Inc.	2,412	245,325
USG Corp. (a)	11,339	346,860

TOTAL BUILDING PRODUCTS		13,476,396

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	36

Common Stocks – continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – 5.7%
Commercial Printing – 0.4%
Brady Corp. Class A	5,627	$204,541
Deluxe Corp.	5,849	426,100
Ennis, Inc.	3,135	52,982
InnerWorkings, Inc. (a)	4,927	47,348
LSC Communications, Inc.	3,300	86,526
Multi-Color Corp.	1,634	126,145
Quad/Graphics, Inc.	3,444	90,198
RR Donnelley & Sons Co.	8,250	141,488

		1,175,328

Diversified Support Services – 1.3%
Cintas Corp.	9,994	1,160,403
Copart, Inc. (a)	11,824	670,894
G&K Services, Inc. Class A	2,368	227,470
Healthcare Services Group, Inc.	8,711	346,262
KAR Auction Services, Inc.	16,512	752,122
Matthews International Corp. Class A	3,845	259,345
McGrath RentCorp	2,727	104,390
Mobile Mini, Inc.	5,317	173,068
UniFirst Corp.	1,837	234,952
Viad Corp.	2,414	105,854
VSE Corp.	962	35,864

		4,070,624

Environmental & Facilities Services – 3.2%
ABM Industries, Inc.	6,375	257,486
Casella Waste Systems, Inc. Class A (a)	4,369	50,506
Clean Harbors, Inc. (a)	6,556	363,858
Covanta Holding Corp.	14,082	226,720
Republic Services, Inc.	28,732	1,648,642
Rollins, Inc.	11,719	413,212
SP Plus Corp. (a)	2,043	56,591
Stericycle, Inc. (a)	10,113	780,117
Team, Inc. (a)	3,341	112,258
Tetra Tech, Inc.	6,908	301,880
US Ecology, Inc.	2,590	132,737
Waste Connections, Inc.	20,972	1,684,052
Waste Management, Inc.	53,007	3,683,986

		9,712,045

Office Services & Supplies – 0.7%
ACCO Brands Corp. (a)	12,946	165,061
Essendant, Inc.	4,527	94,569
Herman Miller, Inc.	7,145	222,924
HNI Corp.	5,321	268,232
Interface, Inc.	7,716	140,431
Kimball International, Inc. Class B	3,820	63,909
Knoll, Inc.	5,890	153,788
MSA Safety, Inc.	3,837	273,770
Pitney Bowes, Inc.	22,212	353,615
Steelcase, Inc. Class A	10,617	178,366
West Corp.	5,468	132,708

		2,047,373

	Shares	Value
Security & Alarm Services – 0.1%
The Brink’s Co.	5,303	$235,983

TOTAL COMMERCIAL SERVICES & SUPPLIES		17,241,353

CONSTRUCTION & ENGINEERING – 2.1%
Construction & Engineering – 2.1%
AECOM (a)	18,425	680,435
Aegion Corp. (a)	4,134	96,157
Argan, Inc.	1,629	120,139
Chicago Bridge & Iron Co. N.V.	12,366	410,675
Comfort Systems USA, Inc.	4,544	153,814
Dycom Industries, Inc. (a)	3,730	300,862
EMCOR Group, Inc.	7,282	507,483
Fluor Corp.	16,683	925,906
Granite Construction, Inc.	4,739	266,000
Great Lakes Dredge & Dock Corp. (a)	7,164	37,253
Jacobs Engineering Group, Inc. (a)	14,516	849,912
KBR, Inc.	17,045	289,935
MasTec, Inc. (a)	7,887	293,791
MYR Group, Inc. (a)	1,935	74,439
Primoris Services Corp.	4,955	122,983
Quanta Services, Inc. (a)	18,085	649,071
Tutor Perini Corp. (a)	4,743	141,341
Valmont Industries, Inc.	2,726	392,544

TOTAL CONSTRUCTION & ENGINEERING		6,312,740

ELECTRICAL EQUIPMENT – 5.6%
Electrical Components & Equipment – 5.5%
Acuity Brands, Inc.	5,263	1,090,651
AMETEK, Inc.	27,862	1,423,748
Atkore International Group, Inc. (a)	2,614	69,846
Eaton Corp. PLC	54,461	3,854,750
Emerson Electric Co.	77,107	4,523,097
Encore Wire Corp.	2,368	100,048
EnerSys	5,180	403,781
Generac Holdings, Inc. (a)	7,913	318,577
General Cable Corp.	5,902	119,811
Hubbell, Inc.	6,280	766,662
Plug Power, Inc. (a)	22,098	23,424
Powell Industries, Inc.	1,110	42,713
Regal-Beloit Corp.	5,366	389,572
Rockwell Automation, Inc.	15,504	2,294,437
Sensata Technologies Holding N.V. (a)	20,472	858,800
Sunrun, Inc. (a)	6,768	35,803
Thermon Group Holdings, Inc. (a)	3,839	79,698
Vicor Corp. (a)	2,001	30,615

		16,426,033

Heavy Electrical Equipment – 0.1%
AZZ, Inc.	3,097	184,426
Babcock & Wilcox Enterprises, Inc. (a)	5,489	91,337

		275,763

TOTAL ELECTRICAL EQUIPMENT		16,701,796

See accompanying notes which are an integral part of the financial statements.

37	Semiannual Report

Fidelity MSCI Industrials Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
INDUSTRIAL CONGLOMERATES – 19.4%
Industrial Conglomerates – 19.4%
3M Co.	72,414	$12,659,415
Carlisle Cos., Inc.	7,732	843,639
General Electric Co.	1,073,588	31,885,564
Honeywell International, Inc.	86,594	10,245,802
Raven Industries, Inc.	4,338	108,667
Roper Industries, Inc.	12,127	2,326,565

TOTAL INDUSTRIAL CONGLOMERATES		58,069,652

MACHINERY – 18.3%
Agricultural & Farm Machinery – 1.6%
AGCO Corp.	7,759	487,265
Deere & Co.	31,992	3,424,744
Lindsay Corp.	1,291	97,264
The Toro Co.	13,111	772,631
Titan International, Inc.	5,623	74,730

		4,856,634

Construction & Farm Machinery & Heavy Trucks – 5.9%
Alamo Group, Inc.	1,174	88,790
Allison Transmission Holdings, Inc.	17,048	596,339
American Railcar Industries, Inc.	1,079	48,059
Astec Industries, Inc.	2,212	154,796
Caterpillar, Inc.	69,984	6,694,669
Cummins, Inc.	19,189	2,820,975
Douglas Dynamics, Inc.	2,728	92,206
Federal Signal Corp.	7,095	110,256
Joy Global, Inc.	11,777	331,169
Meritor, Inc. (a)	9,872	142,453
Navistar International Corp. (a)	5,337	145,540
Oshkosh Corp.	8,811	613,510
PACCAR, Inc.	41,965	2,824,664
Terex Corp.	12,985	412,923
The Greenbrier Cos., Inc.	3,342	146,213
The Manitowoc Co., Inc. (a)	15,530	106,070
Trinity Industries, Inc.	18,245	502,467
Wabash National Corp.	7,651	135,040
WABCO Holdings, Inc. (a)	6,369	694,412
Wabtec Corp.	10,802	935,885

		17,596,436

Industrial Machinery – 10.8%
Actuant Corp. Class A	7,104	185,770
Albany International Corp. Class A	3,475	164,889
Altra Industrial Motion Corp.	3,123	116,488
Barnes Group, Inc.	6,142	295,614
Briggs & Stratton Corp.	5,122	110,942
Chart Industries, Inc. (a)	3,676	142,592
CIRCOR International, Inc.	1,667	103,821
CLARCOR, Inc.	5,855	484,852
Colfax Corp. (a)	10,985	428,415
Columbus McKinnon Corp.	2,321	63,804
Crane Co.	5,609	404,072

	Shares	Value
Donaldson Co., Inc.	15,152	$640,172
Dover Corp.	18,590	1,445,372
Energy Recovery, Inc. (a)	4,147	42,465
EnPro Industries, Inc.	2,591	175,955
ESCO Technologies, Inc.	3,061	178,150
Flowserve Corp.	15,606	767,191
Fortive Corp.	37,256	2,060,629
Franklin Electric Co., Inc.	4,730	190,855
Global Brass & Copper Holdings, Inc.	2,578	85,461
Graco, Inc.	6,651	595,863
Harsco Corp.	9,677	129,188
Hillenbrand, Inc.	7,515	274,673
Hyster-Yale Materials Handling, Inc.	1,059	65,150
IDEX Corp.	9,126	822,800
Illinois Tool Works, Inc.	38,276	4,868,707
Ingersoll-Rand PLC	30,899	2,451,836
ITT, Inc.	10,691	436,941
John Bean Technologies Corp.	3,502	302,398
Kadant, Inc.	1,302	80,203
Kennametal, Inc.	9,550	341,317
Lincoln Electric Holdings, Inc.	7,259	605,183
Lydall, Inc. (a)	2,051	125,111
Manitowoc Foodservice, Inc. (a)	15,565	298,537
Milacron Holdings Corp. (a)	2,029	33,560
Mueller Industries, Inc.	6,468	260,402
Mueller Water Products, Inc. Class A	19,346	260,397
NN, Inc.	3,101	60,004
Nordson Corp.	6,172	700,707
Parker Hannifin Corp.	16,044	2,360,554
Pentair PLC	20,639	1,210,065
Proto Labs, Inc. (a)	3,010	158,025
RBC Bearings, Inc. (a)	2,863	265,200
Rexnord Corp. (a)	12,254	270,691
Snap-on, Inc.	6,964	1,264,175
SPX Corp. (a)	4,983	124,326
SPX FLOW, Inc. (a)	5,075	177,067
Standex International Corp.	1,515	132,108
Stanley Black & Decker, Inc.	18,002	2,232,248
Sun Hydraulics Corp.	2,747	107,627
Tennant Co.	2,019	139,816
The Gorman-Rupp Co.	2,348	76,216
The Middleby Corp. (a)	6,899	925,708
The Timken Co.	8,434	374,470
Trimas Corp. (a)	5,489	116,916
Watts Water Technologies, Inc. Class A	3,150	207,900
Woodward, Inc.	6,616	460,738
Xylem, Inc.	21,468	1,058,587

		32,462,923

TOTAL MACHINERY		54,915,993

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	38

Common Stocks – continued
	Shares	Value
MARINE – 0.1%
Marine – 0.1%
Kirby Corp. (a)	1,635	$105,376
Matson, Inc.	1,294	46,144

TOTAL MARINE		151,520

PROFESSIONAL SERVICES – 4.0%
Human Resource & Employment Services – 1.0%
GP Strategies Corp. (a)	1,615	41,506
Heidrick & Struggles International, Inc.	2,141	47,851
Insperity, Inc.	1,817	129,915
Kelly Services, Inc. Class A	3,670	82,171
Kforce, Inc.	2,975	68,425
Korn/Ferry International	6,328	183,828
ManpowerGroup, Inc.	8,210	783,727
On Assignment, Inc. (a)	6,068	274,759
Robert Half International, Inc.	15,580	733,195
TriNet Group, Inc. (a)	5,116	130,100
TrueBlue, Inc. (a)	5,123	126,794
WageWorks, Inc. (a)	4,377	315,801

		2,918,072

Research & Consulting Services – 3.0%
CBIZ, Inc. (a)	6,085	79,714
CEB, Inc.	3,861	295,173
Equifax, Inc.	14,302	1,677,339
Exponent, Inc.	3,118	181,000
FTI Consulting, Inc. (a)	5,006	210,953
Huron Consulting Group, Inc. (a)	2,580	116,874
ICF International, Inc. (a)	2,187	113,724
IHS Markit Ltd. (a)	43,083	1,699,624
Mistras Group, Inc. (a)	2,037	47,014
Navigant Consulting, Inc. (a)	5,712	141,086
Nielsen Holdings PLC	42,795	1,750,743
Resources Connection, Inc.	3,339	55,761
RPX Corp. (a)	6,071	65,931
The Advisory Board Co. (a)	4,799	218,355
The Dun & Bradstreet Corp.	4,353	533,765
TransUnion (a)	10,950	345,253
Verisk Analytics, Inc. (a)	19,212	1,587,680

		9,119,989

TOTAL PROFESSIONAL SERVICES		12,038,061

ROAD & RAIL – 8.8%
Railroads – 7.2%
CSX Corp.	113,353	5,258,445
Genesee & Wyoming, Inc. Class A (a)	7,338	552,992
Kansas City Southern	12,955	1,112,964
Norfolk Southern Corp.	35,174	4,131,538
Union Pacific Corp.	99,781	10,634,659

		21,690,598

	Shares	Value
Trucking – 1.6%
AMERCO	814	$306,609
ArcBest Corp.	2,928	92,525
Avis Budget Group, Inc. (a)	9,772	363,714
Celadon Group, Inc.	3,343	25,407
Covenant Transportation Group, Inc. Class A (a)	1,466	31,563
Heartland Express, Inc.	5,507	113,444
Hertz Global Holdings, Inc. (a)	8,610	180,552
JB Hunt Transport Services, Inc.	10,805	1,070,559
Knight Transportation, Inc.	7,665	256,011
Landstar System, Inc.	5,054	427,568
Marten Transport Ltd.	2,948	67,362
Old Dominion Freight Line, Inc. (a)	7,450	657,686
Roadrunner Transportation Systems, Inc. (a)	3,681	29,154
Ryder System, Inc.	6,412	497,571
Saia, Inc. (a)	2,991	143,718
Swift Transportation Co. (a)	10,043	229,282
Universal Truckload Services, Inc.	926	13,381
Werner Enterprises, Inc.	5,625	158,062
YRC Worldwide, Inc. (a)	3,441	51,374

		4,715,542

TOTAL ROAD & RAIL		26,406,140

TRADING COMPANIES & DISTRIBUTORS – 3.5%
Trading Companies & Distributors – 3.5%
Air Lease Corp.	11,689	425,246
Aircastle Ltd.	7,083	157,951
Applied Industrial Technologies, Inc.	4,425	267,491
Beacon Roofing Supply, Inc. (a)	6,102	267,085
BMC Stock Holdings, Inc. (a)	6,729	125,832
DXP Enterprises, Inc. (a)	1,876	70,950
Fastenal Co.	34,590	1,718,431
GATX Corp.	4,582	264,931
GMS, Inc. (a)	984	29,363
H&E Equipment Services, Inc.	3,847	99,483
HD Supply Holdings, Inc. (a)	24,041	1,016,934
Herc Holdings, Inc. (a)	2,896	143,844
Kaman Corp.	2,933	148,205
MRC Global, Inc. (a)	11,541	237,168
MSC Industrial Direct Co., Inc. Class A	5,311	542,519
Nexeo Solutions, Inc. (a)	3,227	29,075
NOW, Inc. (a)	12,919	274,658
Rush Enterprises, Inc. Class A (a)	3,545	116,099
SiteOne Landscape Supply, Inc. (a)	2,602	99,969
Titan Machinery, Inc. (a)	2,171	29,982
Triton International Ltd.	4,418	107,534
United Rentals, Inc. (a)	10,308	1,304,065
Univar, Inc. (a)	9,952	296,769
Veritiv Corp. (a)	1,125	63,056
Watsco, Inc.	3,095	472,730

See accompanying notes which are an integral part of the financial statements.

39	Semiannual Report

Fidelity MSCI Industrials Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS – continued
Trading Companies & Distributors – continued
WESCO International, Inc. (a)	5,064	$358,025
WW Grainger, Inc.	6,885	1,738,944

TOTAL TRADING COMPANIES & DISTRIBUTORS		10,406,339

TRANSPORTATION INFRASTRUCTURE – 0.2%
Airport Services – 0.2%
Macquarie Infrastructure Corp.	9,288	696,507

TOTAL COMMON STOCKS (Cost $283,410,893)		299,126,108

Money Market Funds – 0.2%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.43% (b) (Cost $538,538)	538,538	$538,538

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $283,949,431)		299,664,646

NET OTHER ASSETS (LIABILITIES) – 0.0%		146,972

NET ASSETS – 100%		$299,811,618

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$299,126,108	$299,126,108	$—	$—
Money Market Funds	538,538	538,538	—	—

Total Investments in Securities:	$299,664,646	$299,664,646	$—	$—

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	40

Fidelity MSCI Information Technology Index ETF

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT – 5.5%
Communications Equipment – 5.5%
ADTRAN, Inc.	6,087	$133,305
Arista Networks, Inc. (a)	5,718	537,492
ARRIS International PLC (a)	23,044	658,598
Brocade Communications Systems, Inc.	50,690	632,104
CalAmp Corp. (a)	4,541	68,206
Calix, Inc. (a)	5,305	38,196
Ciena Corp. (a)	17,534	426,778
Cisco Systems, Inc.	636,416	19,550,700
CommScope Holding Co., Inc. (a)	24,368	921,598
Comtech Telecommunications Corp.	2,888	30,988
EchoStar Corp. Class A (a)	5,846	297,737
Extreme Networks, Inc. (a)	12,976	71,757
F5 Networks, Inc. (a)	8,401	1,125,986
Finisar Corp. (a)	13,939	412,176
Harmonic, Inc. (a)	9,611	50,938
Harris Corp.	15,695	1,612,033
Infinera Corp. (a)	18,214	164,108
InterDigital, Inc.	4,335	404,889
Ixia (a)	7,415	144,222
Juniper Networks, Inc.	43,745	1,171,491
Lumentum Holdings, Inc. (a)	6,042	229,294
Mitel Networks Corp. (a)	11,282	78,297
Motorola Solutions, Inc.	18,994	1,533,006
NETGEAR, Inc. (a)	4,158	236,590
Netscout Systems, Inc. (a)	10,470	348,651
Oclaro, Inc. (a)	21,067	206,667
Palo Alto Networks, Inc. (a)	11,367	1,677,315
Plantronics, Inc.	4,243	240,069
ShoreTel, Inc. (a)	8,332	57,907
Sonus Networks, Inc. (a)	6,163	39,320
Ubiquiti Networks, Inc. (a)	3,669	228,946
ViaSat, Inc. (a)	6,780	440,090
Viavi Solutions, Inc. (a)	29,571	264,660

TOTAL COMMUNICATIONS EQUIPMENT		34,034,114

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.2%
Electronic Components – 1.4%
Amphenol Corp. Class A	39,071	2,636,902
AVX Corp.	6,207	100,553
Belden, Inc.	5,370	410,644
Corning, Inc.	131,200	3,475,488
Dolby Laboratories, Inc. Class A	7,022	336,424
II-VI, Inc. (a)	7,119	259,844
InvenSense, Inc. (a)	11,009	139,374
Knowles Corp. (a)	11,336	204,275
Littelfuse, Inc.	2,850	449,473
Rogers Corp. (a)	2,314	185,004
Universal Display Corp. (a)	5,413	357,258
Vishay Intertechnology, Inc.	17,221	285,869

		8,841,108

	Shares	Value
Electronic Equipment & Instruments – 0.8%
Badger Meter, Inc.	3,777	$145,603
Cognex Corp.	10,233	691,341
Coherent, Inc. (a)	3,099	488,805
Daktronics, Inc.	4,608	46,817
FARO Technologies, Inc. (a)	2,195	81,434
Fitbit, Inc. Class A (a)	16,729	100,541
FLIR Systems, Inc.	17,423	615,555
Itron, Inc. (a)	4,567	281,784
Keysight Technologies, Inc. (a)	21,622	801,528
Mesa Laboratories, Inc.	395	47,060
MTS Systems Corp.	2,129	123,695
National Instruments Corp.	14,645	460,146
Novanta, Inc. (a)	4,142	92,574
OSI Systems, Inc. (a)	2,308	172,338
VeriFone Systems, Inc. (a)	14,021	254,762
Zebra Technologies Corp. Class A (a)	6,662	557,410

		4,961,393

Electronic Manufacturing Services – 1.3%
Benchmark Electronics, Inc. (a)	6,119	187,241
CTS Corp.	3,862	83,033
Fabrinet (a)	3,954	166,582
Flex Ltd. (a)	69,320	1,086,244
IPG Photonics Corp. (a)	4,709	541,488
Jabil Circuit, Inc.	21,919	525,618
Kimball Electronics, Inc. (a)	3,480	59,508
Methode Electronics, Inc.	4,480	188,384
Park Electrochemical Corp.	2,586	47,401
Plexus Corp. (a)	4,245	230,504
Sanmina Corp. (a)	9,365	364,767
TE Connectivity Ltd.	44,991	3,345,081
Trimble, Inc. (a)	31,662	937,828
TTM Technologies, Inc. (a)	10,113	149,976

		7,913,655

Technology Distributors – 0.7%
Anixter International, Inc. (a)	3,808	325,584
Arrow Electronics, Inc. (a)	11,558	849,744
Avnet, Inc.	16,128	748,984
CDW Corp.	18,578	956,953
ePlus, Inc. (a)	875	98,044
Insight Enterprises, Inc. (a)	4,544	168,719
PC Connection, Inc.	1,511	41,220
ScanSource, Inc. (a)	3,193	126,283
SYNNEX Corp.	3,782	454,521
Tech Data Corp. (a)	4,461	381,683

		4,151,735

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		25,867,891

See accompanying notes which are an integral part of the financial statements.

41	Semiannual Report

Fidelity MSCI Information Technology Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
INTERNET SOFTWARE & SERVICES – 19.7%
Internet Software & Services – 19.7%
2U, Inc. (a)	4,460	$151,818
Actua Corp. (a)	3,893	55,670
Akamai Technologies, Inc. (a)	22,081	1,514,536
Alarm.com Holdings, Inc. (a)	1,377	37,303
Alphabet, Inc. Class A (a)	37,305	30,597,188
Alphabet, Inc. Class C (a)	39,133	31,180,783
Angie’s List, Inc. (a)	4,754	29,808
Bankrate, Inc. (a)	6,720	73,248
Bazaarvoice, Inc. (a)	8,666	40,730
Benefitfocus, Inc. (a)	1,613	48,793
Blucora, Inc. (a)	4,865	73,462
Box, Inc. Class A (a)	5,717	97,589
Brightcove, Inc. (a)	3,621	26,071
Carbonite, Inc. (a)	2,409	41,555
ChannelAdvisor Corp. (a)	2,858	39,583
Cimpress N.V. (a)	3,034	256,039
CommerceHub, Inc. Series A (a)	1,651	24,253
CommerceHub, Inc. Series C (a)	3,689	53,786
comScore, Inc. (a)	5,830	195,597
Cornerstone OnDemand, Inc. (a)	6,763	275,186
CoStar Group, Inc. (a)	4,141	836,896
DHI Group, Inc. (a)	5,744	32,741
EarthLink Holdings Corp.	13,004	83,356
eBay, Inc. (a)	135,717	4,319,872
Endurance International Group Holdings, Inc. (a)	8,709	67,059
Envestnet, Inc. (a)	4,894	184,993
Facebook, Inc. Class A (a)	293,926	38,304,436
Five9, Inc. (a)	5,052	78,104
GoDaddy, Inc. Class A (a)	6,401	228,708
Gogo, Inc. (a)	6,892	63,062
GrubHub, Inc. (a)	8,689	361,028
GTT Communications, Inc. (a)	3,485	98,451
Hortonworks, Inc. (a)	4,251	41,235
IAC/InterActiveCorp (a)	9,364	644,337
Instructure, Inc. (a)	1,607	35,033
j2 Global, Inc.	5,756	482,410
LivePerson, Inc. (a)	6,768	49,406
LogMeIn, Inc.	3,187	344,515
Match Group, Inc. (a)	5,399	93,781
MercadoLibre, Inc.	5,011	928,989
MINDBODY, Inc. Class A (a)	1,172	28,538
New Relic, Inc. (a)	3,319	120,148
NIC, Inc.	8,043	193,836
Pandora Media, Inc. (a)	27,784	361,192
Q2 Holdings, Inc. (a)	3,332	105,791
Quotient Technology, Inc. (a)	8,698	92,634
RetailMeNot, Inc. (a)	3,915	35,431
Shutterstock, Inc. (a)	2,502	134,608
SPS Commerce, Inc. (a)	2,193	151,317
Stamps.com, Inc. (a)	2,068	251,365

	Shares	Value
TrueCar, Inc. (a)	5,736	$75,428
Twilio, Inc. Class A (a)	2,740	78,994
Twitter, Inc. (a)	71,844	1,265,891
VeriSign, Inc. (a)	12,167	975,915
Web.com Group, Inc. (a)	5,391	102,159
WebMD Health Corp. (a)	4,911	245,010
Xactly Corp. (a)	2,559	31,092
XO Group, Inc. (a)	3,147	59,258
Yahoo!, Inc. (a)	114,408	5,041,961
Yelp, Inc. (a)	8,790	367,246
Zillow Group, Inc. Class C (a)	14,402	509,543

TOTAL INTERNET SOFTWARE & SERVICES		122,318,767

IT SERVICES – 17.5%
Data Processing & Outsourced Services – 11.1%
Alliance Data Systems Corp.	7,403	1,690,697
Automatic Data Processing, Inc.	57,718	5,828,941
Black Knight Financial Services, Inc. Class A (a)	3,135	114,271
Blackhawk Network Holdings, Inc. (a)	7,126	254,398
Broadridge Financial Solutions, Inc.	15,006	998,349
Cardtronics PLC Class A (a)	5,386	293,968
Cass Information Systems, Inc.	1,437	94,511
Conduent, Inc. (a)	21,852	326,906
Convergys Corp.	12,223	303,375
CoreLogic, Inc. (a)	11,129	392,520
CSG Systems International, Inc.	4,164	201,538
DST Systems, Inc.	3,942	453,921
Euronet Worldwide, Inc. (a)	6,273	448,645
EVERTEC, Inc.	7,853	133,894
ExlService Holdings, Inc. (a)	4,276	196,482
Fidelity National Information Services, Inc.	39,413	3,130,180
First Data Corp. Class A (a)	39,158	600,684
Fiserv, Inc. (a)	27,816	2,988,273
FleetCor Technologies, Inc. (a)	11,704	1,726,223
Global Payments, Inc.	19,503	1,507,192
Jack Henry & Associates, Inc.	9,986	896,543
Mastercard, Inc. Class A	122,704	13,047,116
MAXIMUS, Inc.	8,243	454,519
MoneyGram International, Inc. (a)	4,005	50,864
Net 1 UEPS Technologies, Inc. (a)	6,483	74,555
Paychex, Inc.	41,062	2,475,628
PayPal Holdings, Inc. (a)	137,439	5,467,323
Sabre Corp.	26,524	649,838
Square, Inc. Class A (a)	14,035	205,192
Sykes Enterprises, Inc. (a)	4,968	138,756
Syntel, Inc.	4,172	87,862
TeleTech Holdings, Inc.	2,052	60,739
The Western Union Co.	61,805	1,210,142
Total System Services, Inc.	20,997	1,064,128
Travelport Worldwide Ltd.	15,556	223,384

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	42

Common Stocks – continued
	Shares	Value
IT SERVICES – continued
Data Processing & Outsourced Services – continued
Vantiv, Inc. Class A (a)	19,768	$1,230,360
Visa, Inc. Class A	238,700	19,742,877
WEX, Inc. (a)	5,441	622,070

		69,386,864

IT Consulting & Other Services – 6.4%
Accenture PLC Class A	78,769	8,969,426
Acxiom Corp. (a)	9,812	256,093
Booz Allen Hamilton Holding Corp.	18,809	636,120
CACI International, Inc. Class A (a)	3,100	380,680
Cognizant Technology Solutions Corp. Class A (a)	76,797	4,038,754
Computer Sciences Corp.	17,818	1,108,280
CSRA, Inc.	21,063	653,374
EPAM Systems, Inc. (a)	5,850	376,506
Forrester Research, Inc.	1,215	49,572
Gartner, Inc. (a)	10,477	1,040,995
International Business Machines Corp.	114,905	20,053,221
Leidos Holdings, Inc.	17,111	826,804
Lionbridge Technologies, Inc. (a)	6,818	38,999
ManTech International Corp. Class A	3,156	122,895
Perficient, Inc. (a)	4,496	79,714
Science Applications International Corp.	5,439	442,843
ServiceSource International, Inc. (a)	7,414	39,294
Teradata Corp. (a)	16,504	484,557
The Hackett Group, Inc.	2,997	48,701
Unisys Corp. (a)	5,876	75,507
Virtusa Corp. (a)	3,531	89,970

		39,812,305

TOTAL IT SERVICES		109,199,169

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 15.7%
Semiconductor Equipment – 2.0%
Advanced Energy Industries, Inc. (a)	5,056	297,495
Amkor Technology, Inc. (a)	13,346	125,586
Applied Materials, Inc.	136,766	4,684,236
Brooks Automation, Inc.	8,862	154,376
Cabot Microelectronics Corp.	3,112	210,091
Cohu, Inc.	3,155	41,646
Entegris, Inc. (a)	17,820	334,125
FormFactor, Inc. (a)	8,576	106,771
KLA-Tencor Corp.	19,718	1,678,199
Kulicke & Soffa Industries, Inc. (a)	8,790	154,528
Lam Research Corp.	20,284	2,329,820
MKS Instruments, Inc.	6,758	445,352
Nanometrics, Inc. (a)	2,882	74,096
PDF Solutions, Inc. (a)	3,277	73,766
Photronics, Inc. (a)	8,882	102,143
Rudolph Technologies, Inc. (a)	3,617	83,010
SolarEdge Technologies, Inc. (a)	2,657	34,408
Teradyne, Inc.	25,724	730,047
Tessera Holding Corp.	6,226	281,415

	Shares	Value
Ultratech, Inc. (a)	3,166	$82,063
Veeco Instruments, Inc. (a)	5,143	132,432
Versum Materials, Inc. (a)	13,068	365,251
Xcerra Corp. (a)	6,794	51,499

		12,572,355

Semiconductors – 13.7%
Advanced Micro Devices, Inc. (a)	96,585	1,001,586
Alpha & Omega Semiconductor Ltd. (a)	2,388	48,596
Ambarella, Inc. (a)	4,178	207,271
Analog Devices, Inc.	38,904	2,915,466
Broadcom Ltd.	50,038	9,982,581
Cavium, Inc. (a)	8,400	556,164
Ceva, Inc. (a)	2,725	96,329
Cirrus Logic, Inc. (a)	7,919	477,674
Cree, Inc. (a)	12,688	349,935
Cypress Semiconductor Corp.	41,021	484,048
Diodes, Inc. (a)	5,332	132,713
Exar Corp. (a)	5,154	52,829
First Solar, Inc. (a)	9,680	301,919
Impinj, Inc. (a)	1,369	48,202
Inphi Corp. (a)	4,628	212,055
Integrated Device Technology, Inc. (a)	17,113	431,076
Intel Corp.	597,484	21,999,361
Intersil Corp. Class A	17,072	382,925
IXYS Corp.	3,153	38,151
Lattice Semiconductor Corp. (a)	15,677	112,718
Linear Technology Corp.	30,327	1,914,544
MACOM Technology Solutions Holdings, Inc. (a)	5,266	250,406
Marvell Technology Group Ltd.	55,124	819,694
Maxim Integrated Products, Inc.	35,972	1,600,035
MaxLinear, Inc. Class A (a)	7,313	187,067
Mellanox Technologies Ltd. (a)	5,452	258,152
Microchip Technology, Inc.	27,223	1,833,469
Micron Technology, Inc. (a)	131,398	3,168,006
Microsemi Corp. (a)	14,295	759,779
Monolithic Power Systems, Inc.	4,905	427,912
NeoPhotonics Corp. (a)	3,588	39,289
NVE Corp.	611	47,407
NVIDIA Corp.	67,696	7,391,049
ON Semiconductor Corp. (a)	52,489	699,153
Power Integrations, Inc.	3,646	258,866
Qorvo, Inc. (a)	16,185	1,039,239
QUALCOMM, Inc.	186,473	9,963,252
Rambus, Inc. (a)	14,151	183,680
Semtech Corp. (a)	8,351	275,165
Silicon Laboratories, Inc. (a)	5,062	330,042
Skyworks Solutions, Inc.	23,720	2,176,073
SunPower Corp. (a)	8,183	54,335
Synaptics, Inc. (a)	4,412	248,749
Texas Instruments, Inc.	126,942	9,589,199
Xilinx, Inc.	32,057	1,865,717

		85,211,878

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		97,784,233

See accompanying notes which are an integral part of the financial statements.

43	Semiannual Report

Fidelity MSCI Information Technology Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
SOFTWARE – 21.4%
Application Software – 6.0%
8x8, Inc. (a)	11,368	$180,183
ACI Worldwide, Inc. (a)	14,807	287,256
Adobe Systems, Inc. (a)	63,057	7,149,403
ANSYS, Inc. (a)	11,021	1,027,818
Aspen Technology, Inc. (a)	10,087	535,721
Autodesk, Inc. (a)	25,269	2,055,380
Blackbaud, Inc.	6,048	396,809
Bottomline Technologies de, Inc. (a)	5,320	136,830
BroadSoft, Inc. (a)	3,768	158,256
Cadence Design Systems, Inc. (a)	36,987	962,772
Callidus Software, Inc. (a)	7,819	144,261
CDK Global, Inc.	16,193	1,012,872
Citrix Systems, Inc. (a)	19,695	1,795,987
Ebix, Inc.	3,335	185,092
Ellie Mae, Inc. (a)	4,224	349,494
Fair Isaac Corp.	3,906	481,610
Glu Mobile, Inc. (a)	13,930	32,039
Guidewire Software, Inc. (a)	9,147	478,663
HubSpot, Inc. (a)	2,948	151,232
Intuit, Inc.	30,758	3,647,284
Jive Software, Inc. (a)	4,771	18,130
Manhattan Associates, Inc. (a)	9,050	463,903
Mentor Graphics Corp.	11,713	432,327
MicroStrategy, Inc. Class A (a)	1,195	240,553
MobileIron, Inc. (a)	5,254	22,855
Monotype Imaging Holdings, Inc.	5,071	111,055
Nuance Communications, Inc. (a)	34,366	545,045
Paycom Software, Inc. (a)	5,289	244,563
Paylocity Holding Corp. (a)	2,958	91,284
Pegasystems, Inc.	4,915	190,702
PROS Holdings, Inc. (a)	3,221	72,086
PTC, Inc. (a)	14,615	768,311
QAD, Inc. Class A	1,382	39,940
RealPage, Inc. (a)	7,142	218,545
RingCentral, Inc. Class A (a)	6,466	150,981
Salesforce.com, Inc. (a)	81,433	6,441,350
Silver Spring Networks, Inc. (a)	4,125	52,717
Splunk, Inc. (a)	16,799	971,990
SS&C Technologies Holdings, Inc.	23,026	739,825
Synchronoss Technologies, Inc. (a)	5,148	198,301
Synopsys, Inc. (a)	19,140	1,203,715
Tangoe, Inc. (a)	3,614	26,310
The Ultimate Software Group, Inc. (a)	3,497	677,229
Tyler Technologies, Inc. (a)	4,352	635,479
Verint Systems, Inc. (a)	7,872	294,019
Workday, Inc. Class A (a)	15,106	1,255,158
Workiva, Inc. (a)	2,537	31,966
Zendesk, Inc. (a)	9,600	229,728

		37,537,029

	Shares	Value
Home Entertainment Software – 1.1%
Activision Blizzard, Inc.	75,062	$3,018,243
Electronic Arts, Inc. (a)	38,048	3,174,344
Take-Two Interactive Software, Inc. (a)	10,901	584,839
Zynga, Inc. Class A (a)	96,429	243,001

		7,020,427

Systems Software – 14.3%
A10 Networks, Inc. (a)	5,914	47,135
Barracuda Networks, Inc. (a)	2,927	68,755
CA, Inc.	39,867	1,246,641
CommVault Systems, Inc. (a)	5,418	266,024
Dell Technologies, Inc. Class V (a)	28,179	1,774,995
FireEye, Inc. (a)	19,449	263,534
Fortinet, Inc. (a)	18,616	619,168
Gigamon, Inc. (a)	3,595	119,174
Imperva, Inc. (a)	3,770	157,397
Microsoft Corp.	936,703	60,557,849
Oracle Corp.	391,252	15,693,118
Progress Software Corp.	5,520	154,670
Proofpoint, Inc. (a)	5,043	404,247
Qualys, Inc. (a)	3,655	131,215
Rapid7, Inc. (a)	1,848	23,045
Red Hat, Inc. (a)	22,907	1,738,183
ServiceNow, Inc. (a)	20,792	1,884,171
Symantec Corp.	77,859	2,145,015
Tableau Software, Inc. Class A (a)	7,178	343,396
The Rubicon Project, Inc. (a)	4,204	35,608
TiVo Corp. (a)	15,602	294,878
Varonis Systems, Inc. (a)	1,499	44,820
VASCO Data Security International, Inc. (a)	3,771	57,319
VMware, Inc. Class A (a)	9,427	825,240

		88,895,597

TOTAL SOFTWARE		133,453,053

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 15.9%
Technology Hardware, Storage & Peripherals – 15.9%
3D Systems Corp. (a)	13,572	223,802
Apple, Inc.	681,805	82,737,037
CPI Card Group, Inc.	2,341	10,652
Cray, Inc. (a)	5,081	87,139
Diebold Nixdorf, Inc.	9,057	246,350
Eastman Kodak Co. (a)	2,658	35,617
Electronics For Imaging, Inc. (a)	5,941	266,989
Hewlett Packard Enterprise Co.	210,261	4,768,719
HP, Inc.	216,446	3,257,512
Immersion Corp. (a)	3,568	36,715
NCR Corp. (a)	15,680	674,554
NetApp, Inc.	35,214	1,349,400
Nimble Storage, Inc. (a)	7,337	62,878
Pure Storage, Inc. Class A (a)	4,744	53,939
Seagate Technology PLC	37,887	1,710,598

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	44

Common Stocks – continued
	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – continued
Technology Hardware, Storage & Peripherals – continued
Super Micro Computer, Inc. (a)	5,000	$132,250
Western Digital Corp.	35,968	2,867,729
Xerox Corp.	106,247	736,292

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		99,258,172

TOTAL COMMON STOCKS (Cost $562,867,285)		621,915,399

Money Market Funds – 0.1%
	Shares	Value

State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.43% (b) (Cost $828,442)	828,442	$828,442

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $563,695,727)		622,743,841

NET OTHER ASSETS (LIABILITIES) – 0.0%		126,601

NET ASSETS – 100%		$622,870,442

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$621,915,399	$621,915,399	$—	$—
Money Market Funds	828,442	828,442	—	—

Total Investments in Securities:	$622,743,841	$622,743,841	$—	$—

See accompanying notes which are an integral part of the financial statements.

45	Semiannual Report

Fidelity MSCI Materials Index ETF

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
CHEMICALS – 64.8%
Commodity Chemicals – 5.9%
AdvanSix, Inc. (a)	6,716	$172,534
Cabot Corp.	14,426	798,768
Calgon Carbon Corp.	11,739	186,063
Hawkins, Inc.	2,199	117,976
Koppers Holdings, Inc. (a)	4,784	193,513
Kronos Worldwide, Inc.	5,371	71,005
LyondellBasell Industries N.V. Class A	81,650	7,615,496
Olin Corp.	38,183	1,000,776
Tredegar Corp.	4,956	110,271
Trinseo S.A.	10,415	674,371
Tronox Ltd. Class A	15,135	189,490

		11,130,263

Diversified Chemicals – 18.8%
Eastman Chemical Co.	34,133	2,645,308
EI du Pont de Nemours & Co.	202,031	15,253,340
Huntsman Corp.	46,807	954,395
The Chemours Co.	41,969	1,108,821
The Dow Chemical Co.	260,378	15,526,340

		35,488,204

Fertilizers & Agricultural Chemicals – 9.6%
AgroFresh Solutions, Inc. (a)	5,220	13,728
American Vanguard Corp.	6,101	104,937
CF Industries Holdings, Inc.	53,868	1,901,002
FMC Corp.	30,918	1,860,027
Monsanto Co.	101,113	10,951,549
The Mosaic Co.	76,873	2,411,506
The Scotts Miracle-Gro Co. Class A	10,510	966,605

		18,209,354

Industrial Gases – 7.7%
Air Products & Chemicals, Inc.	47,537	6,643,771
Praxair, Inc.	65,910	7,806,380

		14,450,151

Specialty Chemicals – 22.8%
A Schulman, Inc. Class A	6,789	234,221
Albemarle Corp.	25,976	2,406,417
Ashland Global Holdings, Inc.	14,352	1,708,319
Axalta Coating Systems Ltd. (a)	49,731	1,442,199
Balchem Corp.	7,298	622,082
Celanese Corp. Class A	33,445	2,822,758
Chase Corp.	1,605	141,240
Chemtura Corp. (a)	13,859	458,733
Ecolab, Inc.	60,644	7,285,164
Ferro Corp. (a)	17,278	244,311
Flotek Industries, Inc. (a)	12,414	131,216
FutureFuel Corp.	5,507	71,536
GCP Applied Technologies, Inc. (a)	16,384	441,549
HB Fuller Co.	11,639	574,617
Ingevity Corp. (a)	9,719	540,279

	Shares	Value
Innophos Holdings, Inc.	4,473	$217,567
Innospec, Inc.	5,545	395,636
International Flavors & Fragrances, Inc.	18,391	2,155,609
Kraton Corp. (a)	7,154	192,156
Minerals Technologies, Inc.	8,049	645,127
NewMarket Corp.	2,193	945,556
OMNOVA Solutions, Inc. (a)	9,951	90,554
Platform Specialty Products Corp. (a)	43,949	533,541
PolyOne Corp.	19,400	661,734
PPG Industries, Inc.	61,532	6,153,815
Quaker Chemical Corp.	3,053	392,310
Rayonier Advanced Materials, Inc.	9,753	132,348
RPM International, Inc.	30,818	1,610,549
Sensient Technologies Corp.	10,338	793,441
Stepan Co.	4,647	362,977
The Sherwin-Williams Co.	18,115	5,503,518
The Valspar Corp.	17,401	1,925,769
WR Grace & Co.	16,260	1,127,468

		42,964,316

TOTAL CHEMICALS		122,242,288

CONSTRUCTION MATERIALS – 5.1%
Construction Materials – 5.1%
Eagle Materials, Inc.	11,150	1,166,067
Headwaters, Inc. (a)	17,119	396,647
Martin Marietta Materials, Inc.	13,923	3,196,721
Summit Materials, Inc. Class A (a)	24,464	614,046
United States Lime & Minerals, Inc.	511	38,836
US Concrete, Inc. (a)	3,353	219,622
Vulcan Materials Co.	30,751	3,946,276

TOTAL CONSTRUCTION MATERIALS		9,578,215

CONTAINERS & PACKAGING – 13.9%
Metal & Glass Containers – 4.7%
Aptargroup, Inc.	14,548	1,061,567
Ball Corp.	38,249	2,916,869
Berry Plastics Group, Inc. (a)	29,724	1,516,837
Crown Holdings, Inc. (a)	32,275	1,748,337
Greif, Inc. Class A	5,960	343,177
Myers Industries, Inc.	5,497	75,859
Owens-Illinois, Inc. (a)	35,615	673,123
Silgan Holdings, Inc.	8,899	520,680

		8,856,449

Paper Packaging – 9.2%
Avery Dennison Corp.	20,531	1,499,174
Bemis Co., Inc.	21,894	1,066,676
Graphic Packaging Holding Co.	73,790	923,113
International Paper Co.	90,265	5,108,999
Multi Packaging Solutions International Ltd. (a)	7,119	126,861
Packaging Corp. of America	21,774	2,007,127

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	46

Common Stocks – continued
	Shares	Value
CONTAINERS & PACKAGING – continued
Paper Packaging – continued
Sealed Air Corp.	45,453	$2,204,470
Sonoco Products Co.	23,166	1,272,972
WestRock Co.	58,112	3,100,856

		17,310,248

TOTAL CONTAINERS & PACKAGING		26,166,697

METALS & MINING – 14.3%
Aluminum – 0.9%
Alcoa Corp.	33,728	1,229,385
Century Aluminum Co. (a)	12,109	186,479
Kaiser Aluminum Corp.	4,160	326,394

		1,742,258

Copper – 2.6%
Freeport-McMoRan, Inc. (a)	291,581	4,854,824

Diversified Metals & Mining – 0.4%
Compass Minerals International, Inc.	7,794	651,578
Materion Corp.	4,610	181,173

		832,751

Gold – 3.1%
McEwen Mining, Inc.	52,090	204,714
Newmont Mining Corp.	122,608	4,448,218
Royal Gold, Inc.	15,093	1,089,262

		5,742,194

Precious Metals & Minerals – 0.3%
Stillwater Mining Co. (a)	27,947	475,099

Silver – 0.5%
Coeur Mining, Inc. (a)	37,611	438,168
Hecla Mining Co.	89,290	575,028

		1,013,196

Steel – 6.5%
AK Steel Holding Corp. (a)	69,990	565,519
Allegheny Technologies, Inc.	25,139	546,270
Carpenter Technology Corp.	10,785	431,616
Cliffs Natural Resources, Inc. (a)	50,142	439,745
Commercial Metals Co.	26,458	540,537
Haynes International, Inc.	2,908	119,548
Nucor Corp.	73,566	4,273,449
Reliance Steel & Aluminum Co.	16,762	1,335,093
Schnitzer Steel Industries, Inc. Class A	6,087	143,957
Steel Dynamics, Inc.	56,328	1,904,450
SunCoke Energy, Inc. (a)	14,032	123,762

	Shares	Value
TimkenSteel Corp. (a)	8,667	$146,126
United States Steel Corp.	38,256	1,251,354
Worthington Industries, Inc.	10,921	521,915

		12,343,341

TOTAL METALS & MINING		27,003,663

PAPER & FOREST PRODUCTS – 1.8%
Forest Products – 0.5%
Boise Cascade Co. (a)	8,961	222,233
Deltic Timber Corp.	2,533	192,432
Louisiana-Pacific Corp. (a)	32,803	627,521

		1,042,186

Paper Products – 1.3%
Clearwater Paper Corp. (a)	3,918	246,442
Domtar Corp.	14,112	616,553
KapStone Paper and Packaging Corp.	21,169	507,633
Mercer International, Inc.	10,409	124,388
Neenah Paper, Inc.	3,886	319,235
PH Glatfelter Co.	10,086	246,199
Resolute Forest Products, Inc. (a)	14,389	79,139
Schweitzer-Mauduit International, Inc.	7,048	312,438

		2,452,027

TOTAL PAPER & FOREST PRODUCTS		3,494,213

TOTAL COMMON STOCKS (Cost $179,107,194)		188,485,076

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.43% (b) (Cost $115,517)	115,517	115,517

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $179,222,711)		188,600,593

NET OTHER ASSETS (LIABILITIES) – 0.0%		83,639

NET ASSETS – 100%		$188,684,232

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

47	Semiannual Report

Fidelity MSCI Materials Index ETF

Investments (Unaudited) – continued

Other Information

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$188,485,076	$188,485,076	$—	$—
Money Market Funds	115,517	115,517	—	—

Total Investments in Securities:	$188,600,593	$188,600,593	$—	$—

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	48

Fidelity MSCI Real Estate Index ETF

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.7%
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – 96.5%
Diversified REIT’s – 6.6%
American Assets Trust, Inc.	9,328	$400,451
Armada Hoffler Properties, Inc.	9,485	130,703
Colony NorthStar, Inc. Class A	140,748	1,959,212
Empire State Realty Trust, Inc. Class A	33,525	686,927
First Potomac Realty Trust	16,785	171,879
Forest City Realty Trust, Inc. Class A	64,620	1,462,997
Gladstone Commercial Corp.	6,684	131,274
Global Net Lease, Inc.	45,194	350,254
Gramercy Property Trust	38,129	1,004,318
Investors Real Estate Trust	34,447	221,839
iStar, Inc. (a)	19,788	222,021
Lexington Realty Trust	58,100	622,832
Liberty Property Trust	39,245	1,506,616
One Liberty Properties, Inc.	3,943	91,320
PS Business Parks, Inc.	5,531	619,693
RAIT Financial Trust	14,292	49,450
Select Income REIT	18,317	458,108
Spirit Realty Capital, Inc.	128,306	1,349,779
STORE Capital Corp.	41,567	983,475
VEREIT, Inc.	258,185	2,202,318
Washington Real Estate Investment Trust	20,047	630,478
WP Carey, Inc.	26,867	1,664,142

		16,920,086

Health Care REIT’s – 9.9%
Care Capital Properties, Inc.	22,872	565,167
CareTrust REIT, Inc.	17,002	257,750
HCP, Inc.	125,081	3,792,456
Healthcare Realty Trust, Inc.	31,437	949,712
Healthcare Trust of America, Inc. Class A	37,400	1,087,218
LTC Properties, Inc.	10,413	485,975
Medical Properties Trust, Inc.	82,002	1,045,525
National Health Investors, Inc.	10,643	787,475
New Senior Investment Group, Inc.	22,174	221,962
Omega Healthcare Investors, Inc.	51,741	1,659,334
Physicians Realty Trust	36,602	678,967
Quality Care Properties, Inc. (a)	25,547	471,598
Sabra Health Care REIT, Inc.	17,857	453,568
Senior Housing Properties Trust	54,077	1,030,167
Universal Health Realty Income Trust	629	39,073
Ventas, Inc.	93,980	5,795,747
Welltower, Inc.	95,736	6,347,297

		25,668,991

Hotel & Resort REIT’s – 5.3%
Apple Hospitality REIT, Inc.	45,071	902,321
Ashford Hospitality Prime, Inc.	7,060	94,886
Ashford Hospitality Trust, Inc.	27,550	209,380
Chatham Lodging Trust	9,635	194,049
Chesapeake Lodging Trust	16,446	421,018
DiamondRock Hospitality Co.	54,697	616,435

	Shares	Value
FelCor Lodging Trust, Inc.	35,127	$270,478
Hersha Hospitality Trust	12,033	240,540
Hospitality Properties Trust	37,908	1,180,076
Host Hotels & Resorts, Inc.	198,610	3,588,883
LaSalle Hotel Properties	30,699	926,189
MGM Growth Properties LLC Class A	15,767	407,104
Park Hotels & Resorts, Inc.	29,408	798,133
Pebblebrook Hotel Trust	19,633	587,223
RLJ Lodging Trust	33,780	784,034
Ryman Hospitality Properties, Inc.	12,481	763,588
Summit Hotel Properties, Inc.	22,527	356,602
Sunstone Hotel Investors, Inc.	58,823	865,874
Xenia Hotels & Resorts, Inc.	29,019	532,499

		13,739,312

Industrial REIT’s – 5.0%
DCT Industrial Trust, Inc.	24,120	1,077,923
Duke Realty Corp.	93,817	2,282,568
EastGroup Properties, Inc.	7,569	535,658
First Industrial Realty Trust, Inc.	31,716	819,859
Monmouth Real Estate Investment Corp. Class A	16,847	245,966
Prologis, Inc.	140,958	6,885,798
Rexford Industrial Realty, Inc.	17,658	401,013
STAG Industrial, Inc.	19,523	451,762
Terreno Realty Corp.	12,618	343,083

		13,043,630

Office REIT’s – 11.5%
Alexandria Real Estate Equities, Inc.	20,860	2,311,705
Boston Properties, Inc.	41,113	5,381,692
Brandywine Realty Trust	47,597	766,312
Columbia Property Trust, Inc.	31,911	710,020
Corporate Office Properties Trust	25,746	819,238
Cousins Properties, Inc.	96,143	817,215
Douglas Emmett, Inc.	38,374	1,452,072
Easterly Government Properties, Inc.	9,484	186,835
Equity Commonwealth (a)	32,363	998,075
Franklin Street Properties Corp.	27,018	344,480
Government Properties Income Trust	1,943	37,422
Highwoods Properties, Inc.	26,379	1,356,144
Hudson Pacific Properties, Inc.	39,107	1,384,779
Kilroy Realty Corp.	24,675	1,846,924
Mack-Cali Realty Corp.	23,175	649,363
New York REIT, Inc.	45,584	453,561
NorthStar Realty Europe Corp.	17,337	208,217
Paramount Group, Inc.	47,828	798,249
Parkway, Inc. (a)	11,199	238,427
Piedmont Office Realty Trust, Inc. Class A	39,446	856,767
SL Green Realty Corp.	26,835	2,924,210
Tier REIT, Inc.	13,221	240,754
Vornado Realty Trust	45,451	4,831,896

		29,614,357

See accompanying notes which are an integral part of the financial statements.

49	Semiannual Report

Fidelity MSCI Real Estate Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Residential REIT’s – 13.1%
American Campus Communities, Inc.	34,904	$1,697,032
American Homes 4 Rent Class A	57,232	1,275,129
Apartment Investment & Management Co. Class A	41,794	1,841,862
AvalonBay Communities, Inc.	36,731	6,365,850
Camden Property Trust	23,378	1,953,699
Colony Starwood Homes	18,010	566,414
Education Realty Trust, Inc.	19,837	797,646
Equity Lifestyle Properties, Inc.	21,682	1,603,167
Equity Residential	97,776	5,941,847
Essex Property Trust, Inc.	17,524	3,930,633
Independence Realty Trust, Inc.	18,311	169,011
Mid-America Apartment Communities, Inc.	30,368	2,883,442
Monogram Residential Trust, Inc.	42,390	431,106
NexPoint Residential Trust, Inc.	4,880	112,777
Silver Bay Realty Trust Corp.	9,656	162,704
Sun Communities, Inc.	18,406	1,449,657
UDR, Inc.	71,439	2,496,793

		33,678,769

Retail REIT’s – 18.9%
Acadia Realty Trust	21,826	694,940
Agree Realty Corp.	6,917	324,407
Alexander’s, Inc.	649	274,404
Brixmor Property Group, Inc.	81,401	1,964,206
CBL & Associates Properties, Inc.	46,608	505,697
Cedar Realty Trust, Inc.	19,995	120,170
DDR Corp.	83,419	1,266,300
Equity One, Inc.	25,393	792,008
Federal Realty Investment Trust	19,108	2,683,336
Getty Realty Corp.	7,738	199,563
GGP, Inc.	153,825	3,821,013
Kimco Realty Corp.	112,363	2,796,715
Kite Realty Group Trust	21,667	520,441
National Retail Properties, Inc.	39,356	1,715,922
Pennsylvania Real Estate Investment Trust	19,124	342,511
Ramco-Gershenson Properties Trust	22,078	358,988
Realty Income Corp.	69,159	4,123,951
Regency Centers Corp.	27,949	1,948,884
Retail Opportunity Investments Corp.	27,428	581,474
Retail Properties of America, Inc. Class A	64,417	964,323
Saul Centers, Inc.	3,655	232,056
Seritage Growth Properties, Class A	5,546	226,277
Simon Property Group, Inc.	84,051	15,446,052
Tanger Factory Outlet Centers	26,090	892,017
Taubman Centers, Inc.	16,149	1,143,995
The Macerich Co.	32,650	2,242,729
Urban Edge Properties	26,814	749,988
Urstadt Biddle Properties, Inc. Class A	4,372	98,151

	Shares	Value
Washington Prime Group, Inc.	50,556	$487,865
Weingarten Realty Investors	32,489	1,157,583

		48,675,966

Specialized REIT’s – 26.2%
American Tower Corp.	113,809	11,779,231
CatchMark Timber Trust, Inc. Class A	11,448	117,800
Communications Sales & Leasing, Inc. (a)	39,649	1,041,976
CoreCivic, Inc.	31,691	920,307
CoreSite Realty Corp.	9,225	794,549
Crown Castle International Corp.	90,289	7,930,083
CubeSmart	48,045	1,207,371
CyrusOne, Inc.	20,388	981,886
Digital Realty Trust, Inc.	42,622	4,587,406
DuPont Fabros Technology, Inc.	20,501	973,387
EPR Properties	17,014	1,258,526
Equinix, Inc.	19,006	7,316,930
Extra Space Storage, Inc.	33,927	2,444,440
Four Corners Property Trust, Inc.	14,857	324,031
Gaming and Leisure Properties, Inc.	52,126	1,648,745
InfraREIT, Inc. (a)	11,287	186,010
Iron Mountain, Inc.	66,894	2,394,805
Lamar Advertising Co. Class A	22,165	1,673,901
Life Storage, Inc.	12,405	1,010,387
National Storage Affiliates Trust	11,395	253,539
Outfront Media, Inc.	37,437	1,026,897
Potlatch Corp.	10,835	446,402
Public Storage	39,423	8,475,945
QTS Realty Trust, Inc. Class A	12,761	643,027
Rayonier, Inc.	33,370	930,689
The Geo Group, Inc.	20,394	846,759
Weyerhaeuser Co.	200,273	6,274,553

		67,489,582

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		248,830,693

REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.2%
Diversified Real Estate Activities – 0.4%
Alexander & Baldwin, Inc.	12,038	535,932
Tejon Ranch Co. (a)	5,149	121,671
The RMR Group, Inc. Class A	2,057	98,324
The St Joe Co. (a)	13,253	223,313

		979,240

Real Estate Development – 0.5%
Forestar Group, Inc. (a)	7,550	98,528
The Howard Hughes Corp. (a)	9,718	1,036,036

		1,134,564

Real Estate Operating Companies – 0.2%
Kennedy-Wilson Holdings, Inc.	25,573	522,968

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	50

Common Stocks – continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Services – 2.1%
Altisource Portfolio Solutions S.A. (a)	3,877	$110,494
CBRE Group, Inc. Class A (a)	80,793	2,452,875
HFF, Inc. Class A	10,149	301,222
Jones Lang LaSalle, Inc.	12,086	1,245,221
Marcus & Millichap, Inc. (a)	4,436	114,316
RE/MAX Holdings, Inc. Class A	4,714	264,220
Realogy Holdings Corp.	39,354	1,019,662

		5,508,010

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		8,144,782

TOTAL COMMON STOCKS (Cost $266,615,128)		256,975,475

Money Market Funds – 0.2%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.43% (b) (Cost $544,095)	544,095	$544,095

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $267,159,223)		257,519,570

NET OTHER ASSETS (LIABILITIES) – 0.1%		216,995

NET ASSETS – 100%		$257,736,565

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$256,975,475	$256,975,475	$—	$—
Money Market Funds	544,095	544,095	—	—

Total Investments in Securities:	$257,519,570	$257,519,570	$—	$—

See accompanying notes which are an integral part of the financial statements.

51	Semiannual Report

Fidelity MSCI Telecommunication Services Index ETF

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 82.9%
Alternative Carriers – 20.0%
Cogent Communications Holdings, Inc.	62,025	$2,592,645
Globalstar, Inc. (a)	1,505,116	2,378,083
Inteliquent, Inc.	94,081	2,154,455
Iridium Communications, Inc. (a)	239,394	2,417,880
Level 3 Communications, Inc. (a)	108,678	6,461,994
Lumos Networks Corp. (a)	138,045	2,135,556
ORBCOMM, Inc. (a)	236,915	1,935,596
pdvWireless, Inc. (a)	75,144	1,600,567
Straight Path Communications, Inc. (a)	74,825	2,621,868
Vonage Holdings Corp. (a)	341,403	2,420,547
Zayo Group Holdings, Inc. (a)	70,753	2,261,266

		28,980,457

Integrated Telecommunication Services – 62.9%
AT&T, Inc.	793,690	33,461,970
ATN International, Inc.	29,151	2,340,534
CenturyLink, Inc.	193,419	5,001,815
Cincinnati Bell, Inc. (a)	99,630	2,286,508
Consolidated Communications Holdings, Inc.	79,504	2,091,750
FairPoint Communications, Inc. (a)	121,647	2,250,470
Frontier Communications Corp.	660,718	2,305,906
General Communication, Inc. Class A (a)	120,495	2,424,359
IDT Corp. Class B	89,123	1,711,162
SBA Communications Corp. (a)	48,600	5,115,636
Verizon Communications, Inc.	611,977	29,992,993
Windstream Holding, Inc.	275,375	2,225,030

		91,208,133

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		120,188,590

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES – 17.0%
Wireless Telecommunication Services – 17.0%
Boingo Wireless, Inc. (a)	169,893	$1,987,748
Contra Leap Wireless (a)	18,242	59,834
NII Holdings, Inc. (a)	807,795	2,282,021
Shenandoah Telecommunications Co.	81,884	2,231,339
Spok Holdings, Inc.	108,279	2,225,133
Sprint Corp. (a)	457,955	4,226,925
T-Mobile US, Inc. (a)	109,666	6,828,902
Telephone & Data Systems, Inc.	88,662	2,717,490
United States Cellular Corp. (a)	47,994	2,140,052

TOTAL WIRELESS TELECOMMUNICATION SERVICES		24,699,444

TOTAL COMMON STOCKS (Cost $133,226,803)		144,888,034

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.43% (b) (Cost $127,718)	127,718	127,718

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $133,354,521)		145,015,752

NET OTHER ASSETS (LIABILITIES) – (0.0%)		(65,388)

NET ASSETS – 100%		$144,950,364

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$144,888,034	$144,828,200	$—	$59,834
Money Market Funds	127,718	127,718	—	—

Total Investments in Securities:	$145,015,752	$144,955,918	$—	$59,834

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	52

Fidelity MSCI Utilities Index ETF

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
ELECTRIC UTILITIES – 57.3%
Electric Utilities – 57.3%
ALLETE, Inc.	11,767	$768,973
Alliant Energy Corp.	57,042	2,147,631
American Electric Power Co., Inc.	123,378	7,903,595
Duke Energy Corp.	172,880	13,577,995
Edison International	81,751	5,958,013
El Paso Electric Co.	10,172	466,895
Entergy Corp.	44,909	3,217,281
Eversource Energy	79,591	4,402,974
Exelon Corp.	231,561	8,308,409
FirstEnergy Corp.	106,688	3,234,780
Great Plains Energy, Inc.	52,039	1,433,675
Hawaiian Electric Industries, Inc.	27,166	909,518
IDACORP, Inc.	12,651	1,012,333
MGE Energy, Inc.	8,698	553,628
NextEra Energy, Inc.	115,921	14,341,746
OGE Energy Corp.	50,107	1,680,589
Otter Tail Corp.	8,772	332,020
PG&E Corp.	126,464	7,826,857
Pinnacle West Capital Corp.	27,894	2,165,411
PNM Resources, Inc.	19,987	687,553
Portland General Electric Co.	22,322	973,462
PPL Corp.	170,142	5,927,747
The Southern Co.	245,571	12,138,575
Westar Energy, Inc.	35,564	1,944,995
Xcel Energy, Inc.	127,451	5,266,275

TOTAL ELECTRIC UTILITIES		107,180,930

GAS UTILITIES – 5.7%
Gas Utilities – 5.7%
Atmos Energy Corp.	26,057	1,985,022
Chesapeake Utilities Corp.	3,842	251,267
National Fuel Gas Co.	18,130	1,017,999
New Jersey Resources Corp.	21,596	814,169
Northwest Natural Gas Co.	6,921	407,647
ONE Gas, Inc.	13,092	846,005
South Jersey Industries, Inc.	19,927	657,591
Southwest Gas Holdings, Inc.	11,922	960,556
Spire, Inc.	11,443	743,795
UGI Corp.	43,471	2,015,750
WGL Holdings, Inc.	12,817	1,050,225

TOTAL GAS UTILITIES		10,750,026

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 3.5%
Independent Power Producers & Energy Traders – 2.6%
AES Corp.	165,373	1,891,867
Calpine Corp. (a)	85,632	1,010,458
Dynegy, Inc. (a)	24,928	238,063
NRG Energy, Inc.	79,132	1,308,843
NRG Yield, Inc. Class A	8,637	140,351
NRG Yield, Inc. Class C	15,699	266,098

		4,855,680

	Shares	Value
Renewable Electricity – 0.9%
8Point3 Energy Partners LP	6,846	$92,695
NextEra Energy Partners LP	13,246	417,646
Ormat Technologies, Inc.	9,331	501,075
Pattern Energy Group, Inc.	17,336	342,213
TerraForm Global, Inc. Class A (a)	20,698	91,071
TerraForm Power, Inc. Class A (a)	13,775	163,509

		1,608,209

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		6,463,889

MULTI-UTILITIES – 30.1%
Multi-Utilities – 30.1%
Ameren Corp.	60,880	3,205,332
Avista Corp.	15,985	617,660
Black Hills Corp.	13,113	820,218
CenterPoint Energy, Inc.	102,660	2,690,719
CMS Energy Corp.	70,213	2,991,074
Consolidated Edison, Inc.	76,382	5,679,002
Dominion Resources, Inc.	157,574	12,019,745
DTE Energy Co.	45,023	4,441,069
MDU Resources Group, Inc.	46,554	1,366,360
NiSource, Inc.	80,841	1,808,413
NorthWestern Corp.	12,114	691,830
Public Service Enterprise Group, Inc.	126,941	5,617,139
SCANA Corp.	34,066	2,340,334
Sempra Energy	59,545	6,096,813
Unitil Corp.	3,327	152,277
Vectren Corp.	20,786	1,140,943
WEC Energy Group, Inc.	79,194	4,676,406

TOTAL MULTI-UTILITIES		56,355,334

WATER UTILITIES – 3.2%
Water Utilities – 3.2%
American States Water Co.	9,181	401,944
American Water Works Co., Inc.	44,639	3,278,288
Aqua America, Inc.	44,494	1,353,063
California Water Service Group	12,051	415,759
Connecticut Water Service, Inc.	2,829	152,879
Middlesex Water Co.	4,071	153,925
SJW Group	3,830	191,883
The York Water Co.	3,219	115,240

TOTAL WATER UTILITIES		6,062,981

TOTAL COMMON STOCKS (Cost $187,530,858)		186,813,160

See accompanying notes which are an integral part of the financial statements.

53	Semiannual Report

Fidelity MSCI Utilities Index ETF

Investments (Unaudited) – continued

Money Market Funds – 0.2%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.43% (b) (Cost $346,119)	346,119	$346,119

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $187,876,977)		187,159,279

NET OTHER ASSETS (LIABILITIES) – 0.0%		67,282

NET ASSETS – 100%		$187,226,561

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$186,813,160	$186,813,160	$—	$—
Money Market Funds	346,119	346,119	—	—

Total Investments in Securities:	$187,159,279	$187,159,279	$—	$—

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	54

[THIS PAGE INTENTIONALLY LEFT BLANK]

55	Semiannual Report

Financial Statements

Statements of Assets and Liabilities
January 31, 2017 (Unaudited)
	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF	Fidelity MSCI Financials Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$238,705,110	$237,014,104	$519,846,621	$660,900,828
Cash	—	—	—	41,790
Receivable for investments sold	24,810	—	—	52,013
Receivable for fund shares sold	—	3,593	—	—
Dividends receivable	144,495	372,781	240,369	343,483
Interest receivable	94	61	90	217

Total assets	238,874,509	237,390,539	520,087,080	661,338,331

Liabilities
Payable for investments purchased	41,139	142,280	147,704	91,816
Accrued management fees	17,402	17,273	38,350	45,308

Total liabilities	58,541	159,553	186,054	137,124

Net Assets	$238,815,968	$237,230,986	$519,901,026	$661,201,207

Net Assets consist of:
Paid in capital	$241,044,931	$231,768,175	$560,274,460	$611,307,870
Undistributed net investment income	111,932	399,793	244,490	650,363
Accumulated undistributed net realized gain (loss) on investments	855,243	369,289	(41,666,649)	(2,674,036)
Net unrealized appreciation (depreciation) on investments	(3,196,138)	4,693,729	1,048,725	51,917,010

Net Assets	$238,815,968	$237,230,986	$519,901,026	$661,201,207

Shares outstanding	7,150,000	7,500,000	25,400,000	19,100,000

Net Asset Value, offering price and redemption price per share	$33.40	$31.63	$20.47	$34.62

Investments at cost	$241,901,248	$232,320,375	$518,797,896	$608,983,818

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	56

Statements of Assets and Liabilities
January 31, 2017 (Unaudited)
	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF	Fidelity MSCI Materials Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$630,037,920	$299,664,646	$622,743,841	$188,600,593
Cash	—	—	32,266	435
Receivable for fund shares sold	43,881	22,690	21,929	20,334
Dividends receivable	436,446	144,432	115,868	75,374
Interest receivable	234	99	180	47

Total assets	630,518,481	299,831,867	622,914,084	188,696,783

Liabilities
Accrued management fees	44,900	20,249	43,642	12,551

Total liabilities	44,900	20,249	43,642	12,551

Net Assets	$630,473,581	$299,811,618	$622,870,442	$188,684,232

Net Assets consist of:
Paid in capital	$651,686,608	$285,415,438	$564,691,986	$179,987,008
Undistributed net investment income	402,148	131,217	278,893	56,615
Accumulated undistributed net realized gain (loss) on investments	(3,976,736)	(1,450,252)	(1,148,551)	(737,273)
Net unrealized appreciation (depreciation) on investments	(17,638,439)	15,715,215	59,048,114	9,377,882

Net Assets	$630,473,581	$299,811,618	$622,870,442	$188,684,232

Shares outstanding	18,650,000	9,150,000	16,200,000	6,250,000

Net Asset Value, offering price and redemption price per share	$33.81	$32.77	$38.45	$30.19

Investments at cost	$647,676,359	$283,949,431	$563,695,727	$179,222,711

See accompanying notes which are an integral part of the financial statements.

57	Semiannual Report

Financial Statements – continued

Statements of Assets and Liabilities
January 31, 2017 (Unaudited)
	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Telecommunication Services Index ETF	Fidelity MSCI Utilities Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$257,519,570	$145,015,752	$187,159,279
Receivable for fund shares sold	84,232	—	9,379
Dividends receivable	265,676	754,444	71,338
Interest receivable	85	41	66

Total assets	257,869,563	145,770,237	187,240,062

Liabilities
Payable for investments purchased	115,535	809,219	—
Accrued management fees	17,463	10,654	13,501

Total liabilities	132,998	819,873	13,501

Net Assets	$257,736,565	$144,950,364	$187,226,561

Net Assets consist of:
Paid in capital	$267,000,448	$126,666,737	$184,143,212
Undistributed net investment income	708,160	1,050,787	97,868
Accumulated undistributed net realized gain (loss) on investments	(332,390)	5,571,609	3,703,179
Net unrealized appreciation (depreciation) on investments	(9,639,653)	11,661,231	(717,698)

Net Assets	$257,736,565	$144,950,364	$187,226,561

Shares outstanding	11,000,000	4,500,000	5,850,000

Net Asset Value, offering price and redemption price per share	$23.43	$32.21	$32.00

Investments at cost	$267,159,223	$133,354,521	$187,876,977

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	58

Statements of Operations
For the six months ended January 31, 2017 (Unaudited)
	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF	Fidelity MSCI Financials Index ETF
Investment Income
Dividends	$2,340,697	$3,399,982	$5,584,753	$3,838,548
Interest	313	223	301	537

Total income	2,341,010	3,400,205	5,585,054	3,839,085

Expenses
Management fees	97,304	107,098	189,666	152,882
Independent trustees’ compensation	2,580	2,906	4,835	3,340

Total expenses	99,884	110,004	194,501	156,222

Net investment income (loss)	2,241,126	3,290,201	5,390,553	3,682,863

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(1,530,877)	(533,801)	(10,644,413)	(40,167)
Net realized gain (loss) on In-kind redemptions	5,811,387	4,787,282	3,561,870	493,146

Total net realized gain (loss)	4,280,510	4,253,481	(7,082,543)	452,979

Change in net unrealized appreciation (depreciation) on investment securities	4,223,354	(15,787,058)	38,018,767	61,972,561

Net gain (loss)	8,503,864	(11,533,577)	30,936,224	62,425,540

Net increase (decrease) in net assets resulting from operations	$10,744,990	$(8,243,376)	$36,326,777	$66,108,403

See accompanying notes which are an integral part of the financial statements.

59	Semiannual Report

Financial Statements – continued

Statements of Operations
For the six months ended January 31, 2017 (Unaudited)
	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF	Fidelity MSCI Materials Index ETF
Investment Income
Dividends	$4,580,066	$1,960,231	$3,493,398	$1,278,399
Interest	773	266	698	116

Total income	4,580,839	1,960,497	3,494,096	1,278,515

Expenses
Management fees	246,631	79,888	207,763	54,513
Independent trustees’ compensation	6,501	1,892	5,117	1,333

Total expenses	253,132	81,780	212,880	55,846

Net investment income (loss)	4,327,707	1,878,717	3,281,216	1,222,669

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(324,592)	(700,108)	(234,392)	(1,192,989)
Net realized gain (loss) on In-kind redemptions	4,642,811	1,379,464	4,313,041	2,664,958

Total net realized gain (loss)	4,318,219	679,356	4,078,649	1,471,969

Change in net unrealized appreciation (depreciation) on investment securities	(38,953,646)	14,807,673	45,727,845	9,960,775

Net gain (loss)	(34,635,427)	15,487,029	49,806,494	11,432,744

Net increase (decrease) in net assets resulting from operations	$(30,307,720)	$17,365,746	$53,087,710	$12,655,413

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	60

Statements of Operations
For the six months ended January 31, 2017 (Unaudited)
	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Telecommunication Services Index ETF	Fidelity MSCI Utilities Index ETF
Investment Income
Dividends	$5,258,706	$2,242,047	$3,889,364
Interest	303	122	330

Total income	5,259,009	2,242,169	3,889,694

Expenses
Management fees	90,484	59,420	89,267
Independent trustees’ compensation	2,215	1,611	2,517

Total expenses	92,699	61,031	91,784

Net investment income (loss)	5,166,310	2,181,138	3,797,910

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(2,021,881)	(374,093)	(266,112)
Net realized gain (loss) on In-kind redemptions	2,524,186	7,519,593	6,391,031

Total net realized gain (loss)	502,305	7,145,500	6,124,919

Change in net unrealized appreciation (depreciation) on investment securities	(22,801,724)	(11,476,881)	(21,509,386)

Net gain (loss)	(22,299,419)	(4,331,381)	(15,384,467)

Net increase (decrease) in net assets resulting from operations	$(17,133,109)	$(2,150,243)	$(11,586,557)

See accompanying notes which are an integral part of the financial statements.

61	Semiannual Report

Financial Statements – continued

Statements of Changes in Net Assets
	Fidelity MSCI Consumer Discretionary Index ETF		Fidelity MSCI Consumer Staples Index ETF
	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,241,126	$3,672,372	$3,290,201	$6,013,205
Net realized gain (loss)	4,280,510	9,615,533	4,253,481	6,854,388
Change in net unrealized appreciation (depreciation)	4,223,354	(22,169,428)	(15,787,058)	12,152,519

Net increase (decrease) in net assets resulting from operations	10,744,990	(8,881,523)	(8,243,376)	25,020,112

Distributions to shareholders from net investment income	(2,160,150)	(3,868,300)	(3,333,000)	(5,920,950)

Share transactions
Proceeds from sales of shares	26,096,737	202,257,883	20,866,649	220,278,658
Cost of shares redeemed	(58,187,116)	(226,980,453)	(57,563,019)	(158,470,480)

Net increase (decrease) in net assets resulting from share transactions	(32,090,379)	(24,722,570)	(36,696,370)	61,808,178

Total increase (decrease) in net assets	(23,505,539)	(37,472,393)	(48,272,746)	80,907,340

Net Assets
Beginning of period	262,321,507	299,793,900	285,503,732	204,596,392

End of period	$238,815,968	$262,321,507	$237,230,986	$285,503,732

Undistributed net investment income included in net assets at end of period	$111,932	$30,956	$399,793	$442,592

Other Information
Shares
Sold	800,000	6,500,000	650,000	7,350,000
Redeemed	(1,850,000)	(7,650,000)	(1,850,000)	(5,400,000)

Net increase (decrease)	(1,050,000)	(1,150,000)	(1,200,000)	1,950,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	62

Statements of Changes in Net Assets
	Fidelity MSCI Energy Index ETF		Fidelity MSCI Financials Index ETF
	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,390,553	$8,792,702	$3,682,863	$5,623,227
Net realized gain (loss)	(7,082,543)	(27,444,867)	452,979	(5,681,305)
Change in net unrealized appreciation (depreciation)	38,018,767	29,635,964	61,972,561	(18,501,301)

Net increase (decrease) in net assets resulting from operations	36,326,777	10,983,799	66,108,403	(18,559,379)

Distributions to shareholders from net investment income	(5,317,600)	(8,829,100)	(3,032,500)	(5,983,150)

Share transactions
Proceeds from sales of shares	74,353,625	180,786,099	372,081,530	121,969,148
Cost of shares redeemed	(15,500,926)	(9,300,501)	(11,446,127)	(203,948,262)

Net increase (decrease) in net assets resulting from share transactions	58,852,699	171,485,598	360,635,403	(81,979,114)

Total increase (decrease) in net assets	89,861,876	173,640,297	423,711,306	(106,521,643)

Net Assets
Beginning of period	430,039,150	256,398,853	237,489,901	344,011,544

End of period	$519,901,026	$430,039,150	$661,201,207	$237,489,901

Undistributed net investment income included in net assets at end of period	$244,490	$171,537	$650,363	$—

Other Information
Shares
Sold	3,600,000	10,100,000	11,200,000	4,250,000
Redeemed	(800,000)	(500,000)	(400,000)	(7,500,000)

Net increase (decrease)	2,800,000	9,600,000	10,800,000	(3,250,000)

See accompanying notes which are an integral part of the financial statements.

63	Semiannual Report

Financial Statements – continued

Statements of Changes in Net Assets
	Fidelity MSCI Health Care Index ETF		Fidelity MSCI Industrials Index ETF
	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,327,707	$8,578,853	$1,878,717	$2,444,926
Net realized gain (loss)	4,318,219	16,027,115	679,356	(3,153,096)
Change in net unrealized appreciation (depreciation)	(38,953,646)	(72,464,270)	14,807,673	7,067,172

Net increase (decrease) in net assets resulting from operations	(30,307,720)	(47,858,302)	17,365,746	6,359,002

Distributions to shareholders from net investment income	(4,237,400)	(8,760,450)	(1,789,750)	(2,441,900)

Share transactions
Proceeds from sales of shares	72,759,098	166,181,657	139,732,260	164,215,380
Cost of shares redeemed	(49,864,723)	(268,151,563)	(13,546,112)	(153,116,895)

Net increase (decrease) in net assets resulting from share transactions	22,894,375	(101,969,906)	126,186,148	11,098,485

Total increase (decrease) in net assets	(11,650,745)	(158,588,658)	141,762,144	15,015,587

Net Assets
Beginning of period	642,124,326	800,712,984	158,049,474	143,033,887

End of period	$630,473,581	$642,124,326	$299,811,618	$158,049,474

Undistributed net investment income included in net assets at end of period	$402,148	$311,841	$131,217	$42,250

Other Information
Shares
Sold	2,150,000	4,850,000	4,350,000	5,900,000
Redeemed	(1,500,000)	(8,400,000)	(450,000)	(5,750,000)

Net increase (decrease)	650,000	(3,550,000)	3,900,000	150,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	64

Statements of Changes in Net Assets
	Fidelity MSCI Information Technology Index ETF		Fidelity MSCI Materials Index ETF
	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,281,216	$5,403,104	$1,222,669	$1,485,956
Net realized gain (loss)	4,078,649	16,910,614	1,471,969	(15,531,042)
Change in net unrealized appreciation (depreciation)	45,727,845	(9,630,663)	9,960,775	12,480,147

Net increase (decrease) in net assets resulting from operations	53,087,710	12,683,055	12,655,413	(1,564,939)

Distributions to shareholders from net investment income	(3,125,700)	(5,383,850)	(1,225,950)	(1,462,950)

Share transactions
Proceeds from sales of shares	161,738,990	282,125,618	80,937,127	132,685,632
Cost of shares redeemed	(20,221,926)	(281,405,715)	(27,007,010)	(129,385,021)

Net increase (decrease) in net assets resulting from share transactions	141,517,064	719,903	53,930,117	3,300,611

Total increase (decrease) in net assets	191,479,074	8,019,108	65,359,580	272,722

Net Assets
Beginning of period	431,391,368	423,372,260	123,324,652	123,051,930

End of period	$622,870,442	$431,391,368	$188,684,232	$123,324,652

Undistributed net investment income included in net assets at end of period	$278,893	$123,377	$56,615	$59,896

Other Information
Shares
Sold	4,400,000	8,600,000	2,800,000	5,250,000
Redeemed	(550,000)	(9,200,000)	(1,000,000)	(5,550,000)

Net increase (decrease)	3,850,000	(600,000)	1,800,000	(300,000)

See accompanying notes which are an integral part of the financial statements.

65	Semiannual Report

Financial Statements – continued

Statements of Changes in Net Assets
	Fidelity MSCI Real Estate Index ETF		Fidelity MSCI Telecommunication Services Index ETF
	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,166,310	$2,125,983	$2,181,138	$2,966,226
Net realized gain (loss)	502,305	884,846	7,145,500	1,476,206
Change in net unrealized appreciation (depreciation)	(22,801,724)	14,803,602	(11,476,881)	23,239,724

Net increase (decrease) in net assets resulting from operations	(17,133,109)	17,814,431	(2,150,243)	27,682,156

Distributions to shareholders from net investment income	(4,458,150)	(2,375,400)	(1,834,050)	(2,437,350)

Share transactions
Proceeds from sales of shares	127,369,748	150,719,714	24,154,224	137,260,776
Cost of shares redeemed	(31,436,166)	(8,700,743)	(50,159,106)	(69,473,964)

Net increase (decrease) in net assets resulting from share transactions	95,933,582	142,018,971	(26,004,882)	67,786,812

Total increase (decrease) in net assets	74,342,323	157,458,002	(29,989,175)	93,031,618

Net Assets
Beginning of period	183,394,242	25,936,240	174,939,539	81,907,921

End of period	$257,736,565	$183,394,242	$144,950,364	$174,939,539

Undistributed net investment income included in net assets at end of period	$708,160	$—	$1,050,787	$703,699

Other Information
Shares
Sold	5,250,000	6,300,000	750,000	5,050,000
Redeemed	(1,350,000)	(350,000)	(1,700,000)	(2,650,000)

Net increase (decrease)	3,900,000	5,950,000	(950,000)	2,400,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	66

Statements of Changes in Net Assets
	Fidelity MSCI Utilities Index ETF
	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,797,910	$6,094,952
Net realized gain (loss)	6,124,919	2,515,706
Change in net unrealized appreciation (depreciation)	(21,509,386)	33,486,490

Net increase (decrease) in net assets resulting from operations	(11,586,557)	42,097,148

Distributions to shareholders from net investment income	(3,734,100)	(6,073,050)

Share transactions
Proceeds from sales of shares	6,288,966	257,957,666
Cost of shares redeemed	(87,411,093)	(118,488,399)

Net increase (decrease) in net assets resulting from share transactions	(81,122,127)	139,469,267

Total increase (decrease) in net assets	(96,442,784)	175,493,365

Net Assets
Beginning of period	283,669,345	108,175,980

End of period	$187,226,561	$283,669,345

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$97,868	$34,058

Other Information
Shares
Sold	200,000	8,750,000
Redeemed	(2,800,000)	(4,150,000)

Net increase (decrease)	(2,600,000)	4,600,000

See accompanying notes which are an integral part of the financial statements.

67	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Consumer Discretionary Index ETF
	Six months ended January 31, 2017 (Unaudited)		Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$31.99		$32.06	$26.58	$25.17

Income from Investment Operations
Net investment income (loss)B	0.30		0.43	0.37	0.25
Net realized and unrealized gain (loss)	1.40		(0.06)	5.43	1.38

Total from investment operations	1.70		0.37	5.80	1.63

Distributions from net investment income	(0.29)		(0.44)	(0.32)	(0.22)

Total distributions	(0.29)		(0.44)	(0.32)	(0.22)

Net asset value, end of period	$33.40		$31.99	$32.06	$26.58

Total ReturnC	5.35%		1.25%	21.93%	6.47%
Ratios to Average Net AssetsD
Expenses before reductions	.08	%E	.12%	.12%	.12	%E
Expenses net of fee waivers, if any	.08	%E	.12%	.12%	.12	%E
Expenses net of all reductions	.08	%E	.12%	.12%	.12	%E
Net investment income (loss)	1.88	%E	1.41%	1.25%	1.20	%E
Supplemental Data
Net assets, end of period (000 omitted)	$238,816		$262,322	$299,794	$75,741
Portfolio turnover rateF,G	4	%H	5%	8%	5	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	68

Financial Highlights
	Fidelity MSCI Consumer Staples Index ETF
	Six months ended January 31, 2017 (Unaudited)		Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$32.82		$30.31	$26.16	$25.00

Income from Investment Operations
Net investment income (loss)B	0.40		0.75	0.77	0.52
Net realized and unrealized gain (loss)	(1.18)		2.56	4.16	1.09

Total from investment operations	(0.78)		3.31	4.93	1.61

Distributions from net investment income	(0.41)		(0.80)	(0.78)	(0.45)

Total distributions	(0.41)		(0.80)	(0.78)	(0.45)

Net asset value, end of period	$31.63		$32.82	$30.31	$26.16

Total ReturnC	(2.38)%		11.18%	19.00%	6.42%
Ratios to Average Net AssetsD
Expenses before reductions	.08	%E	.12%	.12%	.12	%E
Expenses net of fee waivers, if any	.08	%E	.12%	.12%	.12	%E
Expenses net of all reductions	.08	%E	.12%	.12%	.12	%E
Net investment income (loss)	2.51	%E	2.45%	2.63%	2.51	%E
Supplemental Data
Net assets, end of period (000 omitted)	$237,231		$285,504	$204,596	$73,244
Portfolio turnover rateF,G	3	%H	10%	10%	3	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

69	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Energy Index ETF
	Six months ended January 31, 2017 (Unaudited)		Year ended July 31, 2016		Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$19.03		$19.72		$27.97	$24.98

Income from Investment Operations
Net investment income (loss)B	0.23		0.50		0.57	0.38
Net realized and unrealized gain (loss)	1.44		(0.69	)C	(8.31)	2.89

Total from investment operations	1.67		(0.19)		(7.74)	3.27

Distributions from net investment income	(0.23)		(0.50)		(0.51)	(0.28)

Total distributions	(0.23)		(0.50)		(0.51)	(0.28)

Net asset value, end of period	$20.47		$19.03		$19.72	$27.97

Total ReturnD	8.82%		(0.75)%		(27.95)%	13.16%
Ratios to Average Net AssetsE
Expenses before reductions	.08	%F	.12%		.12%	.12	%F
Expenses net of fee waivers, if any	.08	%F	.12%		.12%	.12	%F
Expenses net of all reductions	.08	%F	.12%		.12%	.12	%F
Net investment income (loss)	2.33	%F	2.74%		2.47%	1.76	%F
Supplemental Data
Net assets, end of period (000 omitted)	$519,901		$430,039		$256,399	$145,425
Portfolio turnover rateG,H	5	%I	19%		8%	4	%I

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Annualized.

G	Amount does not include the portfolio activity of any underlying funds.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	70

Financial Highlights
	Fidelity MSCI Financials Index ETF
	Six months ended January 31, 2017 (Unaudited)		Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$28.61		$29.78	$26.61	$25.00

Income from Investment Operations
Net investment income (loss)B	0.32		0.63	0.58	0.41
Net realized and unrealized gain (loss)	5.96		(1.11)	3.15	1.56

Total from investment operations	6.28		(0.48)	3.73	1.97

Distributions from net investment income	(0.27)		(0.69)	(0.56)	(0.36)

Total distributions	(0.27)		(0.69)	(0.56)	(0.36)

Net asset value, end of period	$34.62		$28.61	$29.78	$26.61

Total ReturnC	22.05%		(1.49)%	14.08%	7.89%
Ratios to Average Net AssetsD
Expenses before reductions	.08	%E	.12%	.12%	.12	%E
Expenses net of fee waivers, if any	.08	%E	.12%	.12%	.12	%E
Expenses net of all reductions	.08	%E	.12%	.12%	.12	%E
Net investment income (loss)	2.00	%E	2.29%	2.01%	1.97	%E
Supplemental Data
Net assets, end of period (000 omitted)	$661,201		$237,490	$344,012	$126,397
Portfolio turnover rateF,G	21	%H	8%	7%	6	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

71	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Health Care Index ETF
	Six months ended January 31, 2017 (Unaudited)		Year ended July 31, 2016	Year ended July 31, 2015		Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$35.67		$37.16	$29.05		$24.97

Income from Investment Operations
Net investment income (loss)B	0.24		0.44	0.80	C	0.30
Net realized and unrealized gain (loss)	(1.86)		(1.49)	7.99		3.99

Total from investment operations	(1.62)		(1.05)	8.79		4.29

Distributions from net investment income	(0.24)		(0.44)	(0.68)		(0.21)

Total distributions	(0.24)		(0.44)	(0.68)		(0.21)

Net asset value, end of period	$33.81		$35.67	$37.16		$29.05

Total ReturnD	(4.55)%		(2.73)%	30.40%		17.23%
Ratios to Average Net AssetsE
Expenses before reductions	.08	%F	.12%	.12%		.12	%F
Expenses net of fee waivers, if any	.08	%F	.12%	.12%		.12	%F
Expenses net of all reductions	.08	%F	.12%	.12%		.12	%F
Net investment income (loss)	1.44	%F	1.30%	2.31	%C	1.36	%F
Supplemental Data
Net assets, end of period (000 omitted)	$630,474		$642,124	$800,713		$187,382
Portfolio turnover rateG,H	2	%I	9%	10%		4	%I

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.83%.

D	Total returns for periods of less than one year are not annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Annualized.

G	Amount does not include the portfolio activity of any underlying funds.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	72

Financial Highlights
	Fidelity MSCI Industrials Index ETF
	Six months ended January 31, 2017 (Unaudited)		Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$30.10		$28.05	$26.85	$25.20

Income from Investment Operations
Net investment income (loss)B	0.30		0.54	0.48	0.35
Net realized and unrealized gain (loss)	2.65		2.04	1.19	1.61

Total from investment operations	2.95		2.58	1.67	1.96

Distributions from net investment income	(0.28)		(0.53)	(0.47)	(0.31)

Total distributions	(0.28)		(0.53)	(0.47)	(0.31)

Net asset value, end of period	$32.77		$30.10	$28.05	$26.85

Total ReturnC	9.87%		9.41%	6.18%	7.75%
Ratios to Average Net AssetsD
Expenses before reductions	.08	%E	.12%	.12%	.12	%E
Expenses net of fee waivers, if any	.08	%E	.12%	.12%	.12	%E
Expenses net of all reductions	.08	%E	.12%	.12%	.12	%E
Net investment income (loss)	1.94	%E	1.94%	1.69%	1.65	%E
Supplemental Data
Net assets, end of period (000 omitted)	$299,812		$158,049	$143,034	$100,706
Portfolio turnover rateF,G	4	%H	11%	6%	4	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

73	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Information Technology Index ETF
	Six months ended January 31, 2017 (Unaudited)		Year ended July 31, 2016		Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$34.93		$32.69		$29.29	$25.18

Income from Investment Operations
Net investment income (loss)B	0.24		0.46		0.39	0.25
Net realized and unrealized gain (loss)	3.50		2.24	C	3.40	4.06

Total from investment operations	3.74		2.70		3.79	4.31

Distributions from net investment income	(0.22)		(0.46)		(0.39)	(0.20)

Total distributions	(0.22)		(0.46)		(0.39)	(0.20)

Net asset value, end of period	$38.45		$34.93		$32.69	$29.29

Total ReturnD	10.75%		8.41	%C	12.98%	17.14%
Ratios to Average Net AssetsE
Expenses before reductions	.08	%F	.12%		.12%	.12	%F
Expenses net of fee waivers, if any	.08	%F	.12%		.12%	.12	%F
Expenses net of all reductions	.08	%F	.12%		.12%	.12	%F
Net investment income (loss)	1.30	%F	1.42%		1.23%	1.14	%F
Supplemental Data
Net assets, end of period (000 omitted)	$622,870		$431,391		$423,372	$181,611
Portfolio turnover rateG,H	3	%I	5%		6%	4	%I

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 8.38%.

D	Total returns for periods of less than one year are not annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Annualized.

G	Amount does not include the portfolio activity of any underlying funds.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	74

Financial Highlights
	Fidelity MSCI Materials Index ETF
	Six months ended January 31, 2017 (Unaudited)		Year ended July 31, 2016		Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$27.71		$25.91		$27.66	$24.95

Income from Investment Operations
Net investment income (loss)B	0.26		0.50		0.50	0.35
Net realized and unrealized gain (loss)	2.47		1.83	C	(1.75)	2.67

Total from investment operations	2.73		2.33		(1.25)	3.02

Distributions from net investment income	(0.25)		(0.53)		(0.50)	(0.31)

Total distributions	(0.25)		(0.53)		(0.50)	(0.31)

Net asset value, end of period	$30.19		$27.71		$25.91	$27.66

Total ReturnD	9.92%		9.28%		(4.65)%	12.15%
Ratios to Average Net AssetsE
Expenses before reductions	.08	%F	.11%		.12%	.12	%F
Expenses net of fee waivers, if any	.08	%F	.11%		.12%	.12	%F
Expenses net of all reductions	.08	%F	.11%		.12%	.12	%F
Net investment income (loss)	1.85	%F	2.00%		1.81%	1.64	%F
Supplemental Data
Net assets, end of period (000 omitted)	$188,684		$123,325		$123,052	$94,042
Portfolio turnover rateG,H	3	%I	9%		7%	5	%I

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Annualized.

G	Amount does not include the portfolio activity of any underlying funds.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

75	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Real Estate Index ETF
	Six months ended January 31, 2017 (Unaudited)		Year ended July 31, 2016	Year ended July 31, 2015A
Selected Per-Share Data
Net asset value, beginning of period	$25.83		$22.55	$24.28

Income from Investment Operations
Net investment income (loss)B	0.56		0.83	0.38
Net realized and unrealized gain (loss)	(2.49)		3.37	(1.70)

Total from investment operations	(1.93)		4.20	(1.32)

Distributions from net investment income	(0.47)		(0.92)	(0.38)
Return of capital	–		–	(0.03)

Total distributions	(0.47)		(0.92)	(0.41)

Net asset value, end of period	$23.43		$25.83	$22.55

Total ReturnC	(7.45)%		19.29%	(5.50)%
Ratios to Average Net AssetsD
Expenses before reductions	.08	%E	.11%	.12	%E
Expenses net of fee waivers, if any	.08	%E	.11%	.12	%E
Expenses net of all reductions	.08	%E	.11%	.12	%E
Net investment income (loss)	4.69	%E	3.55%	3.33	%E
Supplemental Data
Net assets, end of period (000 omitted)	$257,737		$183,394	$25,936
Portfolio turnover rateF,G	11	%H	10%	10	%H

A	For the period February 2, 2015 (commencement of operations) to July 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	76

Financial Highlights
	Fidelity MSCI Telecommunication Services Index ETF
	Six months ended January 31, 2017 (Unaudited)		Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$32.10		$26.86	$26.98	$25.26

Income from Investment Operations
Net investment income (loss)B	0.46		0.78	0.78	0.72
Net realized and unrealized gain (loss)	0.05	C	5.11	(0.09)	1.42

Total from investment operations	0.51		5.89	0.69	2.14

Distributions from net investment income	(0.40)		(0.65)	(0.81)	(0.42)

Total distributions	(0.40)		(0.65)	(0.81)	(0.42)

Net asset value, end of period	$32.21		$32.10	$26.86	$26.98

Total ReturnD	1.65%		22.36%	2.56%	8.57%
Ratios to Average Net AssetsE
Expenses before reductions	.08	%F	.12%	.12%	.12	%F
Expenses net of fee waivers, if any	.08	%F	.12%	.12%	.12	%F
Expenses net of all reductions	.08	%F	.12%	.12%	.12	%F
Net investment income (loss)	3.00	%F	2.74%	2.89%	3.51	%F
Supplemental Data
Net assets, end of period (000 omitted)	$144,950		$174,940	$81,908	$67,447
Portfolio turnover rateG,H	10	%I	26%	23%	21	%I

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Annualized.

G	Amount does not include the portfolio activity of any underlying funds.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

77	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Utilities Index ETF
	Six months ended January 31, 2017 (Unaudited)		Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$33.57		$28.10	$26.88	$24.99

Income from Investment Operations
Net investment income (loss)B	0.55		0.98	0.98	0.67
Net realized and unrealized gain (loss)	(1.56)		5.48	1.47	1.85

Total from investment operations	(1.01)		6.46	2.45	2.52

Distributions from net investment income	(0.56)		(0.99)	(1.23)	(0.63)

Total distributions	(0.56)		(0.99)	(1.23)	(0.63)

Net asset value, end of period	$32.00		$33.57	$28.10	$26.88

Total ReturnC	(2.98)%		23.56%	9.13%	10.13%
Ratios to Average Net AssetsD
Expenses before reductions	.08	%E	.12%	.12%	.12	%E
Expenses net of fee waivers, if any	.08	%E	.12%	.12%	.12	%E
Expenses net of all reductions	.08	%E	.12%	.12%	.12	%E
Net investment income (loss)	3.46	%E	3.25%	3.37%	3.15	%E
Supplemental Data
Net assets, end of period (000 omitted)	$187,227		$283,669	$108,176	$120,949
Portfolio turnover rateF,G	5	%H	9%	7%	6	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	78

Notes to Financial Statements

For the period ended January 31, 2017 (Unaudited)

1. Organization.

Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Each Fund, with the exception of MSCI Industrials Index ETF, are non-diversified funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2017, is included at the end of each Fund’s Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are

79	Semiannual Report

Notes to Financial Statements – continued

2. Significant Accounting Policies – continued

recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), redemptions in kind, capital loss carryforwards, losses due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity MSCI Consumer Discretionary Index ETF	$242,190,231	$18,731,103	$(22,216,224)	$(3,485,121)
Fidelity MSCI Consumer Staples Index ETF	234,175,427	12,858,526	(10,019,849)	2,838,677
Fidelity MSCI Energy Index ETF	547,743,598	27,816,602	(55,713,579)	(27,896,977)
Fidelity MSCI Financials Index ETF	609,898,985	54,021,471	(3,019,628)	51,001,843
Fidelity MSCI Health Care Index ETF	649,673,298	44,323,271	(63,958,649)	(19,635,378)
Fidelity MSCI Industrials Index ETF	284,432,980	19,525,099	(4,293,433)	15,231,666
Fidelity MSCI Information Technology Index ETF	564,566,170	67,939,999	(9,762,328)	58,177,671
Fidelity MSCI Materials Index ETF	179,647,821	11,316,578	(2,363,806)	8,952,772
Fidelity MSCI Real Estate Index ETF	268,212,569	4,749,500	(15,442,499)	(10,692,999)
Fidelity MSCI Telecommunication Services Index ETF	134,309,165	16,127,109	(5,420,522)	10,706,587
Fidelity MSCI Utilities Index ETF	188,404,656	5,473,328	(6,718,705)	(1,245,377)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any

Semiannual Report	80

2. Significant Accounting Policies – continued

losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.

	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity MSCI Consumer Discretionary Index ETF	$(1,104,602)	$(640,204)	$(1,744,806)
Fidelity MSCI Consumer Staples Index ETF	(556,985)	(180,000)	(736,985)
Fidelity MSCI Energy Index ETF	(3,942,676)	(1,209,534)	(5,152,210)
Fidelity MSCI Financials Index ETF	(1,647,173)	(64,105)	(1,711,278)
Fidelity MSCI Health Care Index ETF	(1,064,324)	—	(1,064,324)
Fidelity MSCI Industrials Index ETF	(915,997)	(1,041,519)	(1,957,516)
Fidelity MSCI Information Technology Index ETF	(1,912,779)	(265,419)	(2,178,198)
Fidelity MSCI Materials Index ETF	(1,222,963)	(704,483)	(1,927,446)
Fidelity MSCI Real Estate Index ETF	(161,019)	—	(161,019)
Fidelity MSCI Telecommunication Services Index ETF	—	(274,274)	(274,274)
Fidelity MSCI Utilities Index ETF	(1,048,742)	(1,023,185)	(2,071,927)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2015 to July 31, 2016. Loss deferrals were as follows:

Capital losses
Fidelity MSCI Consumer Discretionary Index ETF	$(1,468,528)
Fidelity MSCI Consumer Staples Index ETF	(988,734)
Fidelity MSCI Energy Index ETF	(5,453,683)
Fidelity MSCI Financials Index ETF	(1,192,572)
Fidelity MSCI Health Care Index ETF	(5,381,948)
Fidelity MSCI Information Technology Index ETF	(2,643,239)
Fidelity MSCI Real Estate Index ETF	(202,676)

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Fidelity MSCI Consumer Discretionary Index ETF	$10,751,435	$10,044,010
Fidelity MSCI Consumer Staples Index ETF	6,765,036	6,619,413
Fidelity MSCI Energy Index ETF	23,523,093	22,973,649
Fidelity MSCI Financials Index ETF	87,782,384	81,315,972
Fidelity MSCI Health Care Index ETF	14,426,133	11,332,896
Fidelity MSCI Industrials Index ETF	7,996,407	7,564,378
Fidelity MSCI Information Technology Index ETF	18,119,430	13,300,495
Fidelity MSCI Materials Index ETF	4,330,636	4,353,499
Fidelity MSCI Real Estate Index ETF	26,961,231	24,569,002
Fidelity MSCI Telecommunication Services Index ETF	14,605,681	14,314,499
Fidelity MSCI Utilities Index ETF	10,188,962	10,323,535

Securities received or delivered in-kind through subscriptions and redemptions were as follows:

	In-kind Subscriptions	In-kind Redemptions
Fidelity MSCI Consumer Discretionary Index ETF	$25,969,504	$57,949,390
Fidelity MSCI Consumer Staples Index ETF	20,802,461	57,386,280
Fidelity MSCI Energy Index ETF	73,846,359	15,437,147
Fidelity MSCI Financials Index ETF	365,281,277	11,116,276
Fidelity MSCI Health Care Index ETF	72,179,730	49,489,100
Fidelity MSCI Industrials Index ETF	138,824,442	13,358,216
Fidelity MSCI Information Technology Index ETF	161,060,240	20,133,927
Fidelity MSCI Materials Index ETF	80,653,461	26,617,391
Fidelity MSCI Real Estate Index ETF	124,295,770	30,536,382
Fidelity MSCI Telecommunication Services Index ETF	24,071,300	50,100,051
Fidelity MSCI Utilities Index ETF	6,276,840	87,015,730

81	Semiannual Report

Notes to Financial Statements – continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (SelectCo) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .084% of each Fund’s average net assets. Under the management contract, SelectCo pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to SelectCo is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Sub-Adviser. BlackRock Fund Advisors (BFA), serves as sub-adviser for the Funds. BFA provides discretionary investment advisory services to the Funds and is paid by SelectCo for providing these services.

Interfund Trades. The Funds may purchase from or sell securities to other funds affiliated with the sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Share Transactions.

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

6. Other.

The Funds’ organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report	82

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Sector ETFs

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory and ETF services agreement with respect to each fund (Sub-Advisory Agreement) with BlackRock Fund Advisors (BFA) (together, the Advisory Contracts). SelectCo and BFA are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) – Operations, Audit, Fair Valuation, and Governance and Nominating – each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund’s Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund’s Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2017 meeting, the Board unanimously determined to renew each fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund’s management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity and BFA from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that each fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing of the Investment Advisers as it relates to the funds, including the backgrounds of investment personnel of the Investment Advisers, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with representatives of BFA and senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the investment personnel compensation programs of the Investment Advisers and whether these structures provide appropriate incentives to act in the best interests of each fund.

The Trustees also discussed with representatives of SelectCo, at meetings throughout the year, SelectCo’s role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by BFA with respect to the funds and monitoring and overseeing the performance and investment capabilities of BFA. The Trustees considered that the Board had received from SelectCo periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of BFA.

The Board also considered the nature, extent and quality of services provided by BFA. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by SelectCo, BFA is responsible for, among other things, identifying investments, arranging for execution of portfolio transactions to implement each fund’s investment strategy, and performing certain ETF-related services. In addition, the Trustees noted that BFA is responsible for providing such reporting as may be requested by SelectCo to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers’ investment staffs, including their size, education, experience, and resources, as well as the Investment Advisers’ approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that the Investment Advisers’ analysts have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered the Investment Advisers’ trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates or agents under the Advisory Contracts and by SelectCo’s affiliates under separate

83	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees – continued

agreements covering pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian; and (iii) the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with certain of the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vii) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity’s target date product line to increase investors’ probability of success in achieving their goals; and (x) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board also considered the extent to which each fund has tracked its benchmark index since it commenced operations.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund’s tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) compared to a fund’s benchmark index, over appropriate time periods taking into account relevant factors, including the following: general market conditions; the characteristics of the fund’s benchmark index; the extent to which statistical sampling is employed; securities lending revenues (if any); and fund cash drag and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one- year period ended June 30, 2016.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds created for the purpose of facilitating the Trustees’ analysis of the competitiveness of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity ETFs are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended June 30 shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group.” The Total Mapped Group comparison focuses on a fund’s standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a hypothetical TMG % of 20% would

Semiannual Report	84

mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds’ actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The “Asset-Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund’s management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund’s management fee rate ranked, is also considered by the Board.

Fidelity MSCI Consumer Discretionary Index ETF

Fidelity MSCI Consumer Staples Index ETF

85	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity MSCI Energy Index ETF

Fidelity MSCI Financials Index ETF

Semiannual Report	86

Fidelity MSCI Health Care Index ETF

Fidelity MSCI Industrials Index ETF

87	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity MSCI Information Technology Index ETF

Fidelity MSCI Materials Index ETF

Semiannual Report	88

Fidelity MSCI Real Estate Index ETF

Fidelity MSCI Telecommunications Index ETF

89	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity MSCI Utilities Index ETF

The Board noted that each fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2016. The Board also noted that effective July 1, 2016, Fidelity reduced its all-inclusive management fee rate for the funds from 12 basis points to 8.4 basis points.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the “group fee” component of the management fee of funds with such management fee structures. The Committee’s focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that each fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund’s total expense ratio, the Board considered each fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by SelectCo under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses.

The Board noted that each fund’s total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2016.

Fees Charged to Other Clients. The Board also considered fee structures applicable to the Investment Advisers’ other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

Semiannual Report	90

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the profitability analysis used by Fidelity. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board reviewed the Investment Advisers’ non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity’s and BFA’s affiliates may benefit from or be related to the funds’ business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of BFA’s relationship with each fund and BFA’s representation that it did not realize any fall-out benefits as a result of its relationship with each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity’s fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity’s compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability; (iv) comparisons to institutional products; (v) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity’s long-term expectations for its offerings in the workplace investing channel; (vii) the competitive positioning of the Fidelity variable insurance product funds; (viii) the methodology with respect to competitive fund data and peer group classifications; (ix) Fidelity’s transfer agent fee, expense, and service structures for different funds and classes, and the impact of an internal reorganization, the increased use of omnibus accounts and lower pricing in the retirement channel; (x) fluctuations in trading expenses; (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale; and (xii) matters relating to BFA’s sub-advisory and administrative services to the funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund’s Advisory Contracts should be renewed.

91	Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

BlackRock Fund Advisors

San Francisco, CA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

State Street Bank and Trust Company

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

The Fidelity Telephone Connection

1-800-FIDELITY

EXT-SANN-0317 792753.1.0 1.9584798.103	Corporate Headquarters 245 Summer St., Boston, MA 02210 www.fidelity.com

Fidelity® Core Dividend ETF

Fidelity Dividend ETF for Rising Rates

Fidelity Low Volatility Factor ETF

Fidelity Momentum Factor ETF

Fidelity Quality Factor ETF

Fidelity Value Factor ETF

Semiannual Report

January 31, 2017

Contents

Performance and Investment Summary	3	How each fund has done over time and a summary of each fund’s holdings.

Shareholder Expense Example	15	An example of shareholder expenses.

Investments	16	A complete list of each fund’s investments with their market values.

Financial Statements	36	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.

Notes	44	Notes to the financial statements.

Board Approval of Investment Advisory Contracts and Management Fees	48

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2017 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report	2

Fidelity® Core Dividend ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® Core Dividend ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended January 31, 2017
Cumulative Total Returns	Life of fundA
Fidelity Core Dividend ETF – NAV	5.03%
Fidelity Core Dividend ETF – Market Price	5.82%
Fidelity Core Dividend Index	5.25%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended December 31, 2016
Cumulative Total Returns	Life of fundA
Fidelity Core Dividend ETF – NAV	4.35%
Fidelity Core Dividend ETF – Market Price	5.06%
Fidelity Core Dividend Index	4.57%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

Average annual total returns take Fidelity Core Dividend ETF’s cumulative total return and show you what would have happened if Fidelity Core Dividend ETF’s shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

A	From September 12, 2016.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.29%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2017
% of fund’s net assets
Targa Resources Corp.	3.2
ONEOK, Inc.	3.2
AT&T, Inc.	2.8
Exxon Mobil Corp.	2.7
JPMorgan Chase & Co.	2.6
Chevron Corp.	2.4
Verizon Communications, Inc.	2.3
The Williams Cos., Inc.	2.3
Apple, Inc.	2.2
Wells Fargo & Co.	2.2

25.9

Top Market Sectors as of January 31, 2017
% of fund’s net assets
Consumer Discretionary	17.6
Energy	17.3
Financials	16.6
Information Technology	12.7
Utilities	9.9
Real Estate	7.7
Telecommunication Services	7.6
Health Care	5.8
Industrials	2.5
Consumer Staples	1.7

3	Semiannual Report

Fidelity® Core Dividend ETF

Asset Allocation as of January 31, 2017

*	Foreign investments – 6.8%

Semiannual Report	4

Fidelity® Dividend ETF for Rising Rates

Performance

The information provided in the tables below shows you the performance of Fidelity® Dividend ETF for Rising Rates, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended January 31, 2017
Cumulative Total Returns	Life of fundA
Fidelity Dividend ETF for Rising Rates – NAV	6.60%
Fidelity Dividend ETF for Rising Rates – Market Price	7.06%
Fidelity Dividend Index for Rising Rates	6.80%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended December 31, 2016
Cumulative Total Returns	Life of fundA
Fidelity Dividend ETF for Rising Rates – NAV	4.86%
Fidelity Dividend ETF for Rising Rates – Market Price	5.55%
Fidelity Dividend Index for Rising Rates	5.03%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

Average annual total returns take Fidelity Dividend ETF for Rising Rates’s cumulative total return and show you what would have happened if Fidelity Dividend ETF for Rising Rates’s shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

A	From September 12, 2016.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.29%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2017
% of fund’s net assets
Apple, Inc.	3.8
Microsoft Corp.	3.1
Johnson & Johnson	2.4
JPMorgan Chase & Co.	2.2
Merck & Co., Inc.	2.0
Pfizer, Inc.	1.9
Exxon Mobil Corp.	1.9
Wells Fargo & Co.	1.8
The Procter & Gamble Co.	1.6
Intel Corp.	1.6

22.3

Top Market Sectors as of January 31, 2017
% of fund’s net assets
Information Technology	21.4
Health Care	13.1
Financials	12.4
Consumer Discretionary	11.4
Industrials	11.1
Consumer Staples	8.9
Energy	7.2
Real Estate	5.1
Utilities	3.5
Materials	3.3

5	Semiannual Report

Fidelity® Dividend ETF for Rising Rates

Asset Allocation as of January 31, 2017

*	Foreign investments – 8.0%

Semiannual Report	6

Fidelity® Low Volatility Factor ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® Low Volatility Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended January 31, 2017
Cumulative Total Returns	Life of fundA
Fidelity Low Volatility Factor ETF – NAV	3.72%
Fidelity Low Volatility Factor ETF – Market Price	4.39%
Fidelity U.S. Low Volatility Factor Index	3.85%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended December 31, 2016
Cumulative Total Returns	Life of fundA
Fidelity Low Volatility Factor ETF – NAV	2.73%
Fidelity Low Volatility Factor ETF – Market Price	3.55%
Fidelity U.S. Low Volatility Factor Index	2.85%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

Average annual total returns take Fidelity Low Volatility Factor ETF’s cumulative total return and show you what would have happened if Fidelity Low Volatility Factor ETF’s shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

A	From September 12, 2016.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.29%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2017
% of fund’s net assets
Microsoft Corp.	3.3
Alphabet, Inc. Class A	3.1
Johnson & Johnson	2.1
Berkshire Hathaway, Inc. Class B	2.1
Wells Fargo & Co.	1.8
Exxon Mobil Corp.	1.8
Intel Corp.	1.7
International Business Machines Corp.	1.6
Merck & Co., Inc.	1.6
Visa, Inc. Class A	1.6

20.7

Top Market Sectors as of January 31, 2017
% of fund’s net assets
Information Technology	21.6
Health Care	13.8
Financials	12.0
Consumer Discretionary	12.0
Industrials	10.5
Consumer Staples	8.9
Energy	6.8
Real Estate	5.3
Utilities	3.3
Materials	3.1

7	Semiannual Report

Fidelity® Low Volatility Factor ETF

Asset Allocation as of January 31, 2017

*	Foreign investments – 4.4%

Semiannual Report	8

Fidelity® Momentum Factor ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® Momentum Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended January 31, 2017
Cumulative Total Returns	Life of fundA
Fidelity Momentum Factor ETF – NAV	3.90%
Fidelity Momentum Factor ETF – Market Price	4.44%
Fidelity U.S. Momentum Factor Index	4.02%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended December 31, 2016
Cumulative Total Returns	Life of fundA
Fidelity Momentum Factor ETF – NAV	1.20%
Fidelity Momentum Factor ETF – Market Price	1.88%
Fidelity U.S. Momentum Factor Index	1.27%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

Average annual total returns take Fidelity Momentum Factor ETF’s cumulative total return and show you what would have happened if Fidelity Momentum Factor ETF’s shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

A	From September 12, 2016.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any

The fund’s expense ratio is 0.29%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2017
% of fund’s net assets
Microsoft Corp.	3.1
Alphabet, Inc. Class A	2.9
JPMorgan Chase & Co.	2.2
Facebook, Inc. Class A	2.2
Johnson & Johnson	2.2
Berkshire Hathaway, Inc. Class B	2.1
Amazon.com, Inc.	2.0
Exxon Mobil Corp.	1.8
General Electric Co.	1.7
Pfizer, Inc.	1.7

21.9

Top Market Sectors as of January 31, 2017
% of fund’s net assets
Information Technology	22.5
Financials	13.8
Health Care	12.9
Consumer Discretionary	12.9
Industrials	9.8
Consumer Staples	8.6
Energy	6.8
Real Estate	3.6
Materials	3.2
Utilities	3.2

9	Semiannual Report

Fidelity® Momentum Factor ETF

Asset Allocation as of January 31, 2017

*	Foreign investments – 4.2%

Semiannual Report	10

Fidelity® Quality Factor ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® Quality Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended January 31, 2017
Cumulative Total Returns	Life of fundA
Fidelity Quality Factor ETF – NAV	6.24%
Fidelity Quality Factor ETF – Market Price	6.58%
Fidelity U.S. Quality Factor Index	6.42%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended December 31, 2016
Cumulative Total Returns	Life of fundA
Fidelity Quality Factor ETF – NAV	3.95%
Fidelity Quality Factor ETF – Market Price	4.27%
Fidelity U.S. Quality Factor Index	4.06%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

Average annual total returns take Fidelity Quality Factor ETF’s cumulative total return and show you what would have happened if Fidelity Quality Factor ETF’s shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

A	From September 12, 2016.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.29%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2017
% of fund’s net assets
Apple, Inc.	3.7
Microsoft Corp.	3.0
Alphabet, Inc. Class A	2.7
Johnson & Johnson	2.1
Facebook, Inc. Class A	2.0
Exxon Mobil Corp.	1.8
Merck & Co., Inc.	1.6
Comcast Corp. Class A	1.5
The Procter & Gamble Co.	1.5
Pfizer, Inc.	1.5

21.4

Top Market Sectors as of January 31, 2017
% of fund’s net assets
Information Technology	21.3
Health Care	13.6
Consumer Discretionary	12.7
Financials	11.7
Industrials	10.6
Consumer Staples	8.5
Energy	6.6
Real Estate	6.1
Materials	3.3
Utilities	3.1

11	Semiannual Report

Fidelity® Quality Factor ETF

Asset Allocation as of January 31, 2017

*	Foreign investments – 3.0%

Semiannual Report	12

Fidelity® Value Factor ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® Value Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended January 31, 2017
Cumulative Total Returns	Life of fundA
Fidelity Value Factor ETF – NAV	10.07%
Fidelity Value Factor ETF – Market Price	10.63%
Fidelity U.S. Value Factor Index	10.20%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended December 31, 2016
Cumulative Total Returns	Life of fundA
Fidelity Value Factor ETF – NAV	8.33%
Fidelity Value Factor ETF – Market Price	8.56%
Fidelity U.S. Value Factor Index	8.43%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

Average annual total returns take Fidelity Value Factor ETF’s cumulative total return and show you what would have happened if Fidelity Value Factor ETF’s shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

A	From September 12, 2016.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.29%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary

Top Ten Stocks as of January 31, 2017
% of fund’s net assets
Apple, Inc.	3.5
Microsoft Corp.	2.8
Alphabet, Inc. Class A	2.6
Johnson & Johnson	2.0
JPMorgan Chase & Co.	1.9
Berkshire Hathaway, Inc. Class B	1.8
Bank of America Corp.	1.7
Exxon Mobil Corp.	1.7
Merck & Co., Inc.	1.6
Wells Fargo & Co.	1.6

21.2

Top Market Sectors as of January 31, 2017
% of fund’s net assets
Information Technology	20.2
Financials	17.4
Health Care	13.4
Consumer Discretionary	12.3
Industrials	11.7
Consumer Staples	8.2
Energy	6.4
Materials	3.4
Utilities	3.0
Telecommunication Services	2.2

13	Semiannual Report

Fidelity® Value Factor ETF

Asset Allocation as of January 31, 2017

*	Foreign investments – 2.4%

Semiannual Report	14

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 12, 2016 to January 31, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2016 to January 31, 2017).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value	Ending Account Value January 31, 2017	Expenses Paid During Period
Fidelity Core Dividend ETF	.29%
Actual		$1,000.00	$1,050.30	$1.16	B
HypotheticalC		$1,000.00	$1,023.74	$1.48	D
Fidelity Dividend ETF for Rising Rates	.29%
Actual		$1,000.00	$1,066.00	$1.17	B
HypotheticalC		$1,000.00	$1,023.74	$1.48	D
Fidelity Low Volatility Factor ETF	.29%
Actual		$1,000.00	$1,037.20	$1.15	B
HypotheticalC		$1,000.00	$1,023.74	$1.48	D
Fidelity Momentum Factor ETF	.29%
Actual		$1,000.00	$1,039.00	$1.15	B
HypotheticalC		$1,000.00	$1,023.74	$1.48	D
Fidelity Quality Factor ETF	.29%
Actual		$1,000.00	$1,062.40	$1.16	B
HypotheticalC		$1,000.00	$1,023.74	$1.48	D
Fidelity Value Factor ETF	.29%
Actual		$1,000.00	$1,100.70	$1.19	B
HypotheticalC		$1,000.00	$1,023.74	$1.48	D

A	Annualized expense ratio reflects expenses net of applicable fee waivers.

B	Actual expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 142/365 (to reflect the period September 12, 2016 to January 31, 2017).

C	5% return per year before expenses.

D	Hypothetical expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

15	Semiannual Report

Fidelity Core Dividend ETF

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.4%
	Shares	Value
CONSUMER DISCRETIONARY – 17.6%
Automobiles – 2.2%
Ford Motor Co.	26,113	$322,757
General Motors Co.	10,558	386,528

		709,285

Hotels, Restaurants & Leisure – 4.0%
Cracker Barrel Old Country Store, Inc. (a)	1,808	285,772
Las Vegas Sands Corp.	5,884	309,381
McDonald’s Corp.	3,412	418,209
Sands China Ltd.	71,200	313,277

		1,326,639

Household Durables – 0.9%
Garmin Ltd. (a)	6,327	305,531

Leisure Products – 0.7%
Mattel, Inc.	8,234	215,813

Media – 4.2%
Pearson PLC	22,188	172,978
The Walt Disney Co.	4,735	523,928
Twenty-First Century Fox, Inc. Class A	11,507	361,090
Viacom, Inc. Class B	7,480	315,207

		1,373,203

Multiline Retail – 2.2%
Kohl’s Corp.	5,815	231,611
Nordstrom, Inc. (a)	5,203	230,077
Target Corp.	4,277	275,781

		737,469

Specialty Retail – 3.4%
Best Buy Co., Inc.	8,650	385,098
L Brands, Inc.	3,292	198,211
The Home Depot, Inc.	3,813	524,593

		1,107,902

TOTAL CONSUMER DISCRETIONARY		5,775,842

CONSUMER STAPLES – 1.7%
Beverages – 0.2%
The Coca-Cola Co.	1,975	82,101

Food & Staples Retailing – 0.4%
Costco Wholesale Corp.	364	59,678
Wal-Mart Stores, Inc.	990	66,072

		125,750

Food Products – 0.3%
Archer-Daniels-Midland Co.	1,266	56,033
Marine Harvest ASA (b)	2,150	37,960

		93,993

Household Products – 0.3%
The Procter & Gamble Co.	1,233	108,011

	Shares	Value
Tobacco – 0.5%
Altria Group, Inc.	1,200	$85,416
Philip Morris International, Inc.	850	81,711

		167,127

TOTAL CONSUMER STAPLES		576,982

ENERGY – 17.3%
Oil, Gas & Consumable Fuels – 17.3%
Chevron Corp.	7,089	789,360
ConocoPhillips	13,375	652,165
Exxon Mobil Corp.	10,503	881,097
Kinder Morgan, Inc.	24,541	548,246
ONEOK, Inc.	18,904	1,041,799
Targa Resources Corp.	18,187	1,047,935
The Williams Cos., Inc.	25,720	741,765

TOTAL ENERGY		5,702,367

FINANCIALS – 16.6%
Banks – 6.8%
Citigroup, Inc.	11,778	657,566
JPMorgan Chase & Co.	10,209	863,987
Wells Fargo & Co.	12,585	708,913

		2,230,466

Capital Markets – 1.8%
Aberdeen Asset Management PLC	86,505	286,285
T Rowe Price Group, Inc.	4,555	307,189

		593,474

Consumer Finance – 1.4%
Navient Corp.	29,817	448,448

Insurance – 0.9%
Phoenix Group Holdings	30,337	287,184

Mortgage Real Estate Investment Trusts (REITs) – 5.7%
Chimera Investment Corp.	23,081	406,918
MFA Financial, Inc.	45,242	356,959
New Residential Investment Corp.	26,967	408,550
Starwood Property Trust, Inc.	16,801	373,990
Two Harbors Investment Corp.	39,659	347,810

		1,894,227

TOTAL FINANCIALS		5,453,799

HEALTH CARE – 5.8%
Biotechnology – 1.4%
AbbVie, Inc.	3,733	228,124
Amgen, Inc.	1,450	227,186

		455,310

Health Care Equipment & Supplies – 0.6%
Abbott Laboratories	4,714	196,904

Health Care Providers & Services – 0.6%
Anthem, Inc.	1,303	200,844

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	16

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – 3.2%
GlaxoSmithKline PLC	7,782	$150,387
Johnson & Johnson	3,102	351,302
Merck & Co., Inc.	4,608	285,650
Pfizer, Inc.	8,684	275,543

		1,062,882

TOTAL HEALTH CARE		1,915,940

INDUSTRIALS – 2.5%
Aerospace & Defense – 0.5%
Lockheed Martin Corp.	176	44,234
The Boeing Co.	375	61,283
United Technologies Corp.	457	50,119

		155,636

Air Freight & Logistics – 0.1%
United Parcel Service, Inc. Class B	456	49,763

Commercial Services & Supplies – 0.1%
Pitney Bowes, Inc.	1,250	19,900

Electrical Equipment – 0.2%
Eaton Corp. PLC	525	37,160
Emerson Electric Co.	650	38,129

		75,289

Industrial Conglomerates – 0.6%
3M Co.	330	57,691
Honeywell International, Inc.	442	52,297
Jardine Matheson Holdings Ltd.	300	18,516
Jardine Strategic Holdings Ltd.	700	26,649
Keppel Corp. Ltd.	7,700	33,710

		188,863

Machinery – 0.5%
Caterpillar, Inc.	525	50,221
Cummins, Inc.	263	38,664
Deere & Co.	376	40,251
PACCAR, Inc.	550	37,020

		166,156

Marine – 0.1%
AP Moller – Maersk A/S Class B	15	25,142

Road & Rail – 0.4%
CSX Corp.	1,150	53,348
Norfolk Southern Corp.	365	42,873
Union Pacific Corp.	531	56,594

		152,815

TOTAL INDUSTRIALS		833,564

INFORMATION TECHNOLOGY – 12.7%
Communications Equipment – 0.8%
Cisco Systems, Inc.	9,110	279,859

Electronic Equipment, Instruments & Components – 0.7%
Corning, Inc.	8,100	214,569

	Shares	Value
IT Services – 1.4%
International Business Machines Corp.	1,760	$307,155
The Western Union Co.	7,675	150,277

		457,432

Semiconductors & Semiconductor Equipment – 2.9%
Intel Corp.	8,511	313,375
KLA-Tencor Corp.	2,152	183,156
QUALCOMM, Inc.	3,918	209,339
Texas Instruments, Inc.	3,350	253,059

		958,929

Software – 2.6%
Microsoft Corp.	9,318	602,409
Oracle Corp.	6,302	252,773

		855,182

Technology Hardware, Storage & Peripherals – 4.3%
Apple, Inc.	6,096	739,749
HP, Inc.	14,201	213,725
Seagate Technology PLC (a)	4,484	202,453
Western Digital Corp.	3,167	252,505

		1,408,432

TOTAL INFORMATION TECHNOLOGY		4,174,403

MATERIALS – 0.0%
Chemicals – 0.0%
AdvanSix, Inc. (b)	11	283

REAL ESTATE – 7.7%
Equity Real Estate Investment Trusts (REITs) – 6.7%
Boston Properties, Inc.	2,831	370,578
Gaming and Leisure Properties, Inc.	11,652	368,553
Hospitality Properties Trust	12,459	387,849
Iron Mountain, Inc.	10,350	370,530
Senior Housing Properties Trust	20,141	383,686
Taubman Centers, Inc.	4,330	306,737

		2,187,933

Real Estate Management & Development – 1.0%
Hongkong Land Holdings Ltd.	50,400	340,200

TOTAL REAL ESTATE		2,528,133

TELECOMMUNICATION SERVICES – 7.6%
Diversified Telecommunication Services – 7.6%
AT&T, Inc.	21,875	922,250
CenturyLink, Inc. (a)	17,016	440,034
Frontier Communications Corp. (a)	111,057	387,589
Verizon Communications, Inc.	15,242	747,010

TOTAL TELECOMMUNICATION SERVICES		2,496,883

UTILITIES – 9.9%
Electric Utilities – 5.1%
American Electric Power Co., Inc.	4,359	279,238
Duke Energy Corp.	3,994	313,689

See accompanying notes which are an integral part of the financial statements.

17	Semiannual Report

Fidelity Core Dividend ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
UTILITIES – continued
Electric Utilities – continued
Exelon Corp.	8,493	$304,729
FirstEnergy Corp.	7,403	224,459
PPL Corp.	7,128	248,339
The Southern Co.	5,959	294,553

		1,665,007

Independent Power and Renewable Electricity Producers – 2.0%
AES Corp.	24,813	283,860
NRG Energy, Inc.	22,907	378,882

		662,742

Multi-Utilities – 2.8%
CenterPoint Energy, Inc.	12,855	336,930
Dominion Resources, Inc.	4,158	317,172
Public Service Enterprise Group, Inc.	5,992	265,146

		919,248

TOTAL UTILITIES		3,246,997

TOTAL COMMON STOCKS (Cost $32,067,277)		32,705,193

Money Market Funds – 5.3%
	Shares	Value

Fidelity Cash Central Fund, 0.62% (c)	53,503	$53,514
Fidelity Securities Lending Cash Central Fund, 0.65% (c)(d)	1,689,491	1,689,829

TOTAL MONEY MARKET FUNDS (Cost $1,743,230)		1,743,343

TOTAL INVESTMENT PORTFOLIO – 104.7% (Cost $33,810,507)		34,448,536

NET OTHER ASSETS (LIABILITIES) – (4.7%)		(1,545,375)

NET ASSETS – 100%		$32,903,161

Legend

(a)	Security or a portion of the security is on loan at period end.

(b)	Non-income producing.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$62
Fidelity Securities Lending Cash Central Fund	2,149

Total	$2,211

Other Information

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$5,775,842	$5,289,587	$486,255	$—
Consumer Staples	576,982	539,022	37,960	—
Energy	5,702,367	5,702,367	—	—
Financials	5,453,799	5,167,514	286,285	—
Health Care	1,915,940	1,765,553	150,387	—
Industrials	833,564	808,422	25,142	—
Information Technology	4,174,403	4,174,403	—	—
Materials	283	283	—	—
Real Estate	2,528,133	2,528,133	—	—
Telecommunication Services	2,496,883	2,496,883	—	—
Utilities	3,246,997	3,246,997	—	—
Money Market Funds	1,743,343	1,743,343	—	—

Total Investments in Securities:	$34,448,536	$33,462,507	$986,029	$—

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	18

Fidelity Dividend ETF for Rising Rates

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.6%
	Shares	Value
CONSUMER DISCRETIONARY – 11.4%
Automobiles – 1.4%
Ford Motor Co.	33,840	$418,262
General Motors Co.	13,619	498,592

		916,854

Hotels, Restaurants & Leisure – 2.1%
Las Vegas Sands Corp.	7,104	373,528
McDonald’s Corp.	4,945	606,109
Sands China Ltd.	80,800	355,517

		1,335,154

Household Durables – 0.6%
Garmin Ltd.	7,320	353,483

Leisure Products – 0.4%
Mattel, Inc.	9,750	255,547

Media – 2.8%
Pearson PLC	24,576	191,595
The Walt Disney Co.	7,185	795,020
Twenty-First Century Fox, Inc. Class A	14,941	468,849
Viacom, Inc. Class B	8,936	376,563

		1,832,027

Multiline Retail – 1.4%
Kohl’s Corp.	6,820	271,641
Nordstrom, Inc. (a)	6,048	267,442
Target Corp.	5,570	359,154

		898,237

Specialty Retail – 2.7%
Best Buy Co., Inc.	10,144	451,611
GameStop Corp. Class A	10,223	250,361
L Brands, Inc.	4,033	242,827
The Home Depot, Inc.	5,815	800,028

		1,744,827

TOTAL CONSUMER DISCRETIONARY		7,336,129

CONSUMER STAPLES – 8.9%
Beverages – 1.2%
The Coca-Cola Co.	19,121	794,860

Food & Staples Retailing – 2.0%
Costco Wholesale Corp.	3,648	598,090
Wal-Mart Stores, Inc.	9,954	664,330

		1,262,420

Food Products – 1.6%
Archer-Daniels-Midland Co.	12,773	565,333
Marine Harvest ASA (b)	25,155	444,133

		1,009,466

Household Products – 1.6%
The Procter & Gamble Co.	11,969	1,048,484

Tobacco – 2.5%
Altria Group, Inc.	11,410	812,164

	Shares	Value
Philip Morris International, Inc.	8,281	$796,052

		1,608,216

TOTAL CONSUMER STAPLES		5,723,446

ENERGY – 7.2%
Oil, Gas & Consumable Fuels – 7.2%
Chevron Corp.	7,800	868,530
ConocoPhillips	10,233	498,961
Exxon Mobil Corp.	14,261	1,196,355
Kinder Morgan, Inc.	17,970	401,450
Marathon Oil Corp.	35,126	588,361
Targa Resources Corp.	10,906	628,404
The Williams Cos., Inc.	16,299	470,063

TOTAL ENERGY		4,652,124

FINANCIALS – 12.4%
Banks – 6.4%
Banco Santander S.A.	97,463	541,733
Citigroup, Inc.	17,961	1,002,763
JPMorgan Chase & Co.	16,754	1,417,891
Wells Fargo & Co.	20,753	1,169,016

		4,131,403

Capital Markets – 1.2%
Aberdeen Asset Management PLC	111,230	368,111
T Rowe Price Group, Inc.	6,201	418,195

		786,306

Consumer Finance – 0.9%
Navient Corp.	39,196	589,508

Mortgage Real Estate Investment Trusts (REITs) – 3.9%
Chimera Investment Corp.	30,177	532,021
MFA Financial, Inc.	58,906	464,768
New Residential Investment Corp.	35,258	534,159
Starwood Property Trust, Inc.	22,062	491,100
Two Harbors Investment Corp.	51,426	451,006

		2,473,054

TOTAL FINANCIALS		7,980,271

HEALTH CARE – 13.1%
Biotechnology – 3.1%
AbbVie, Inc.	16,280	994,871
Amgen, Inc.	6,357	996,015

		1,990,886

Health Care Equipment & Supplies – 1.3%
Abbott Laboratories	20,744	866,477

Health Care Providers & Services – 1.4%
Anthem, Inc.	5,748	885,997

Pharmaceuticals – 7.3%
GlaxoSmithKline PLC	32,318	624,545
Johnson & Johnson	13,843	1,567,720
Merck & Co., Inc.	20,476	1,269,307

See accompanying notes which are an integral part of the financial statements.

19	Semiannual Report

Fidelity Dividend ETF for Rising Rates

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Pfizer, Inc.	38,761	$1,229,886

		4,691,458

TOTAL HEALTH CARE		8,434,818

INDUSTRIALS – 11.1%
Aerospace & Defense – 2.1%
Lockheed Martin Corp.	1,541	387,300
The Boeing Co.	3,265	533,566
United Technologies Corp.	4,244	465,439

		1,386,305

Air Freight & Logistics – 0.6%
United Parcel Service, Inc. Class B	3,706	404,436

Electrical Equipment – 1.0%
Eaton Corp. PLC	4,377	309,804
Emerson Electric Co.	5,429	318,465

		628,269

Industrial Conglomerates – 2.4%
3M Co.	2,827	494,216
Honeywell International, Inc.	3,744	442,990
Jardine Matheson Holdings Ltd.	2,900	178,988
Jardine Strategic Holdings Ltd.	5,900	224,613
Keppel Corp. Ltd.	45,500	199,195

		1,540,002

Machinery – 2.6%
Caterpillar, Inc.	4,245	406,077
Cummins, Inc.	2,266	333,124
Deere & Co.	3,114	333,354
PACCAR, Inc.	4,368	294,010
Parker Hannifin Corp.	2,114	311,033

		1,677,598

Marine – 0.4%
AP Moller – Maersk A/S Class B	141	236,334

Road & Rail – 2.0%
CSX Corp.	9,759	452,720
Norfolk Southern Corp.	3,124	366,945
Union Pacific Corp.	4,563	486,325

		1,305,990

TOTAL INDUSTRIALS		7,178,934

INFORMATION TECHNOLOGY – 21.4%
Communications Equipment – 1.5%
Cisco Systems, Inc.	30,492	936,714

IT Services – 3.6%
International Business Machines Corp.	5,765	1,006,108
Mastercard, Inc. Class A	7,787	827,992
The Western Union Co.	25,346	496,274

		2,330,374

	Shares	Value
Semiconductors & Semiconductor Equipment – 6.0%
Analog Devices, Inc.	9,268	$694,544
Intel Corp.	28,257	1,040,423
KLA-Tencor Corp.	7,073	601,983
QUALCOMM, Inc.	13,013	695,284
Texas Instruments, Inc.	11,128	840,609

		3,872,843

Software – 3.1%
Microsoft Corp.	30,611	1,979,001

Technology Hardware, Storage & Peripherals – 7.2%
Apple, Inc.	20,018	2,429,184
HP, Inc.	47,286	711,654
Seagate Technology PLC (a)	14,744	665,692
Western Digital Corp.	10,532	839,717

		4,646,247

TOTAL INFORMATION TECHNOLOGY		13,765,179

MATERIALS – 3.3%
Chemicals – 2.2%
AdvanSix, Inc. (b)	145	3,725
CF Industries Holdings, Inc.	4,046	142,783
EI du Pont de Nemours & Co.	4,299	324,574
LyondellBasell Industries N.V. Class A	2,419	225,620
Praxair, Inc.	1,879	222,549
The Dow Chemical Co.	5,543	330,529
The Mosaic Co.	5,534	173,602

		1,423,382

Containers & Packaging – 0.8%
International Paper Co.	4,416	249,946
Packaging Corp. of America	2,736	252,204

		502,150

Metals & Mining – 0.3%
Nucor Corp.	3,717	215,921

TOTAL MATERIALS		2,141,453

REAL ESTATE – 5.1%
Equity Real Estate Investment Trusts (REITs) – 4.4%
Boston Properties, Inc.	3,821	500,169
Gaming and Leisure Properties, Inc.	15,131	478,593
Hospitality Properties Trust	16,259	506,143
Iron Mountain, Inc.	13,606	487,095
Senior Housing Properties Trust	26,461	504,082
Taubman Centers, Inc.	5,639	399,467

		2,875,549

Real Estate Management & Development – 0.7%
Hongkong Land Holdings Ltd.	65,200	440,100

TOTAL REAL ESTATE		3,315,649

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	20

Common Stocks – continued
	Shares	Value
TELECOMMUNICATION SERVICES – 2.2%
Diversified Telecommunication Services – 2.2%
AT&T, Inc.	17,772	$749,267
CenturyLink, Inc.	2,399	62,038
Frontier Communications Corp. (a)	9,024	31,494
Verizon Communications, Inc.	11,784	577,534

TOTAL TELECOMMUNICATION SERVICES		1,420,333

UTILITIES – 3.5%
Electric Utilities – 1.6%
Duke Energy Corp.	3,430	269,392
Exelon Corp.	6,144	220,447
FirstEnergy Corp.	4,640	140,685
PPL Corp.	5,042	175,663
The Southern Co.	4,859	240,180

		1,046,367

Independent Power and Renewable Electricity Producers – 0.6%
AES Corp.	13,824	158,147
NRG Energy, Inc.	12,171	201,308

		359,455

Multi-Utilities – 1.3%
CenterPoint Energy, Inc.	7,296	191,228
Dominion Resources, Inc.	3,264	248,978
MDU Resources Group, Inc.	7,008	205,685
Public Service Enterprise Group, Inc.	4,053	179,345

		825,236

TOTAL UTILITIES		2,231,058

TOTAL COMMON STOCKS (Cost $62,504,773)		64,179,394

Money Market Funds – 1.7%
	Shares	Value

Fidelity Cash Central Fund, 0.62% (c)	258,958	$259,012
Fidelity Securities Lending Cash Central Fund, 0.65% (c)(d)	860,444	860,616

TOTAL MONEY MARKET FUNDS (Cost $1,119,585)		1,119,628

TOTAL INVESTMENT PORTFOLIO – 101.3% (Cost $63,624,358)		65,299,022

NET OTHER ASSETS (LIABILITIES) – (1.3%)		(856,694)

NET ASSETS – 100%		$64,442,328

Legend

(a)	Security or a portion of the security is on loan at period end.

(b)	Non-income producing.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$69
Fidelity Securities Lending Cash Central Fund	340

Total	$409

See accompanying notes which are an integral part of the financial statements.

21	Semiannual Report

Fidelity Dividend ETF for Rising Rates

Investments (Unaudited) – continued

Other Information

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$7,336,129	$6,789,017	$547,112	$—
Consumer Staples	5,723,446	5,279,313	444,133	—
Energy	4,652,124	4,652,124	—	—
Financials	7,980,271	7,612,160	368,111	—
Health Care	8,434,818	7,810,273	624,545	—
Industrials	7,178,934	6,942,600	236,334	—
Information Technology	13,765,179	13,765,179	—	—
Materials	2,141,453	2,141,453	—	—
Real Estate	3,315,649	3,315,649	—	—
Telecommunication Services	1,420,333	1,420,333	—	—
Utilities	2,231,058	2,231,058	—	—
Money Market Funds	1,119,628	1,119,628	—	—

Total Investments in Securities:	$65,299,022	$63,078,787	$2,220,235	$—

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	22

Fidelity Low Volatility Factor ETF

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.7%
	Shares	Value
CONSUMER DISCRETIONARY – 12.0%
Distributors – 0.7%
Genuine Parts Co.	901	$87,226

Hotels, Restaurants & Leisure – 2.0%
McDonald’s Corp.	1,213	148,677
Yum China Holdings, Inc. (a)	1,170	32,152
Yum! Brands, Inc.	1,170	76,670

		257,499

Media – 1.5%
Comcast Corp. Class A	2,671	201,447

Multiline Retail – 1.9%
Dollar General Corp.	1,043	76,994
Dollar Tree, Inc. (a)	990	76,418
Target Corp.	1,455	93,819

		247,231

Specialty Retail – 4.4%
AutoZone, Inc. (a)	118	85,547
O’Reilly Automotive, Inc. (a)	340	89,172
Ross Stores, Inc.	1,571	103,859
The Home Depot, Inc.	1,340	184,357
The TJX Companies, Inc.	1,400	104,888

		567,823

Textiles, Apparel & Luxury Goods – 1.5%
NIKE, Inc. Class B	2,292	121,247
VF Corp.	1,541	79,330

		200,577

TOTAL CONSUMER DISCRETIONARY		1,561,803

CONSUMER STAPLES – 8.9%
Beverages – 2.8%
Dr Pepper Snapple Group, Inc.	690	62,928
PepsiCo, Inc.	1,392	144,462
The Coca-Cola Co.	3,630	150,899

		358,289

Food & Staples Retailing – 1.6%
Costco Wholesale Corp.	600	98,370
Wal-Mart Stores, Inc.	1,690	112,790

		211,160

Food Products – 1.0%
General Mills, Inc.	1,156	72,227
The Hershey Co.	590	62,227

		134,454

Household Products – 2.4%
Church & Dwight Co., Inc.	1,260	56,977
The Clorox Co.	501	60,120
The Procter & Gamble Co.	2,261	198,064

		315,161

	Shares	Value
Tobacco – 1.1%
Altria Group, Inc.	2,020	$143,784

TOTAL CONSUMER STAPLES		1,162,848

ENERGY – 6.8%
Energy Equipment & Services – 1.1%
Schlumberger Ltd.	1,205	100,870
TechnipFMC PLC (a)	1,330	44,715

		145,585

Oil, Gas & Consumable Fuels – 5.7%
Chevron Corp.	1,433	159,565
ConocoPhillips	1,490	72,653
Exxon Mobil Corp.	2,840	238,248
Kinder Morgan, Inc.	2,580	57,637
ONEOK, Inc.	790	43,537
Parsley Energy, Inc. Class A (a)	1,020	35,924
Phillips 66	663	54,114
Spectra Energy Corp.	1,220	50,813
World Fuel Services Corp.	690	30,691

		743,182

TOTAL ENERGY		888,767

FINANCIALS – 12.0%
Banks – 4.0%
The PNC Financial Services Group, Inc.	1,150	138,529
US Bancorp	2,670	140,576
Wells Fargo & Co.	4,261	240,022

		519,127

Diversified Financial Services – 2.0%
Berkshire Hathaway, Inc. Class B (a)	1,631	267,712

Insurance – 5.4%
Arch Capital Group Ltd. (a)	1,033	91,266
Chubb Ltd.	850	111,766
Cincinnati Financial Corp.	1,044	73,685
Everest Re Group Ltd.	400	87,972
Marsh & McLennan Cos., Inc.	1,375	93,527
ProAssurance Corp.	1,370	74,528
RenaissanceRe Holdings Ltd.	630	85,882
The Progressive Corp.	2,470	92,477

		711,103

Mortgage Real Estate Investment Trusts (REITs) – 0.6%
MFA Financial, Inc.	9,440	74,482

TOTAL FINANCIALS		1,572,424

HEALTH CARE – 13.8%
Health Care Equipment & Supplies – 2.0%
Medtronic PLC	2,010	152,800
The Cooper Cos., Inc.	581	107,258

		260,058

See accompanying notes which are an integral part of the financial statements.

23	Semiannual Report

Fidelity Low Volatility Factor ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
Health Care Providers & Services – 4.5%
Aetna, Inc.	1,072	$127,150
Anthem, Inc.	951	146,587
Cardinal Health, Inc.	1,403	105,169
UnitedHealth Group, Inc.	1,280	207,488

		586,394

Pharmaceuticals – 7.3%
Bristol-Myers Squibb Co. Class A	2,343	115,182
Eli Lilly & Co.	1,810	139,424
Johnson & Johnson	2,472	279,954
Merck & Co., Inc.	3,402	210,890
Pfizer, Inc.	6,501	206,277

		951,727

TOTAL HEALTH CARE		1,798,179

INDUSTRIALS – 10.5%
Aerospace & Defense – 3.3%
Lockheed Martin Corp.	476	119,633
Northrop Grumman Corp.	482	110,417
Raytheon Co.	763	109,994
Rockwell Collins, Inc.	1,050	95,298

		435,342

Air Freight & Logistics – 0.8%
CH Robinson Worldwide, Inc.	1,280	97,357

Commercial Services & Supplies – 3.0%
Republic Services, Inc.	1,750	100,415
Rollins, Inc.	3,020	106,485
Stericycle, Inc. (a)	980	75,597
Waste Management, Inc.	1,505	104,598

		387,095

Industrial Conglomerates – 1.1%
3M Co.	824	144,051

Machinery – 0.8%
The Toro Co.	1,860	109,610

Professional Services – 0.7%
Verisk Analytics, Inc. (a)	1,110	91,730

Trading Companies & Distributors – 0.8%
WW Grainger, Inc.	410	103,554

TOTAL INDUSTRIALS		1,368,739

INFORMATION TECHNOLOGY – 21.6%
Electronic Equipment, Instruments & Components – 1.0%
FLIR Systems, Inc.	3,570	126,128

Internet Software & Services – 3.1%
Alphabet, Inc. Class A (a)	486	398,612

IT Services – 8.1%
Amdocs Ltd.	1,950	114,485
Automatic Data Processing, Inc.	1,522	153,707
Fiserv, Inc. (a)	1,180	126,767

	Shares	Value
International Business Machines Corp.	1,210	$211,169
Jack Henry & Associates, Inc.	1,301	116,804
Paychex, Inc.	2,083	125,584
Visa, Inc. Class A	2,540	210,083

		1,058,599

Semiconductors & Semiconductor Equipment – 1.7%
Intel Corp.	6,015	221,472
Versum Materials, Inc. (a)	153	4,277

		225,749

Software – 7.7%
CDK Global, Inc.	2,000	125,100
Intuit, Inc.	1,160	137,553
Microsoft Corp.	6,653	430,116
Oracle Corp.	4,570	183,303
Synopsys, Inc. (a)	2,110	132,698

		1,008,770

TOTAL INFORMATION TECHNOLOGY		2,817,858

MATERIALS – 3.1%
Chemicals – 2.4%
Air Products & Chemicals, Inc.	313	43,745
Ecolab, Inc.	400	48,052
International Flavors & Fragrances, Inc.	263	30,826
Monsanto Co.	540	58,488
Praxair, Inc.	423	50,100
The Scotts Miracle-Gro Co. Class A	400	36,788
The Sherwin-Williams Co.	144	43,749

		311,748

Containers & Packaging – 0.7%
Aptargroup, Inc.	420	30,647
Bemis Co., Inc.	640	31,181
Sonoco Products Co.	640	35,168

		96,996

TOTAL MATERIALS		408,744

REAL ESTATE – 5.3%
Equity Real Estate Investment Trusts (REITs) – 5.3%
American Campus Communities, Inc.	1,400	68,068
American Tower Corp.	870	90,045
Crown Castle International Corp.	941	82,648
Federal Realty Investment Trust	473	66,423
National Retail Properties, Inc.	1,450	63,220
Public Storage	397	85,355
Realty Income Corp.	1,180	70,363
Simon Property Group, Inc.	510	93,723
Ventas, Inc.	1,170	72,154

TOTAL REAL ESTATE		691,999

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	24

Common Stocks – continued
	Shares	Value
TELECOMMUNICATION SERVICES – 2.4%
Diversified Telecommunication Services – 2.4%
AT&T, Inc.	3,963	$167,080
CenturyLink, Inc.	690	17,843
Verizon Communications, Inc.	2,660	130,367

TOTAL TELECOMMUNICATION SERVICES		315,290

UTILITIES – 3.3%
Electric Utilities – 2.1%
American Electric Power Co., Inc.	650	41,639
Duke Energy Corp.	700	54,978
NextEra Energy, Inc.	470	58,148
PPL Corp.	1,070	37,279
The Southern Co.	1,020	50,419
Xcel Energy, Inc.	870	35,948

		278,411

Multi-Utilities – 1.0%
Consolidated Edison, Inc.	482	35,837

	Shares	Value
Dominion Resources, Inc.	690	$52,633
DTE Energy Co.	360	35,510

		123,980

Water Utilities – 0.2%
American Water Works Co., Inc.	410	30,111

TOTAL UTILITIES		432,502

TOTAL COMMON STOCKS (Cost $12,821,228)		13,019,153

TOTAL INVESTMENT PORTFOLIO – 99.7% (Cost $12,821,228)		13,019,153

NET OTHER ASSETS (LIABILITIES) – 0.3%		34,968

NET ASSETS – 100%		$13,054,121

Legend

(a)	Non-income producing.

Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

25	Semiannual Report

Fidelity Momentum Factor ETF

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.7%
	Shares	Value
CONSUMER DISCRETIONARY – 12.9%
Hotels, Restaurants & Leisure – 3.1%
Domino’s Pizza, Inc.	518	$90,412
McDonald’s Corp.	1,266	155,174
Vail Resorts, Inc.	540	92,631
Yum! Brands, Inc.	1,564	102,489

		440,706

Household Durables – 0.7%
Newell Brands, Inc.	2,003	94,802

Internet & Direct Marketing Retail – 2.0%
Amazon.com, Inc. (a)	358	294,806

Media – 4.3%
Charter Communications, Inc. Class A (a)	464	150,313
Comcast Corp. Class A	2,886	217,662
Liberty Broadband Corp. Class A (a)	1,346	112,633
Time Warner, Inc.	1,424	137,915

		618,523

Specialty Retail – 2.8%
Burlington Stores, Inc. (a)	1,202	100,607
The Home Depot, Inc.	1,469	202,105
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	386	105,100

		407,812

TOTAL CONSUMER DISCRETIONARY		1,856,649

CONSUMER STAPLES – 8.6%
Beverages – 1.1%
PepsiCo, Inc.	1,474	152,972

Food & Staples Retailing – 1.4%
Sysco Corp.	1,540	80,788
Wal-Mart Stores, Inc.	1,808	120,666

		201,454

Food Products – 1.5%
Ingredion, Inc.	495	63,454
The Kraft Heinz Co.	1,056	94,290
Tyson Foods, Inc. Class A	1,016	63,795

		221,539

Household Products – 2.1%
Colgate-Palmolive Co.	1,397	90,219
The Procter & Gamble Co.	2,402	210,415

		300,634

Personal Products – 0.4%
Nu Skin Enterprises, Inc. Class A	1,014	52,606

Tobacco – 2.1%
Altria Group, Inc.	2,150	153,037
Philip Morris International, Inc.	1,600	153,808

		306,845

TOTAL CONSUMER STAPLES		1,236,050

	Shares	Value
ENERGY – 6.8%
Energy Equipment & Services – 1.8%
Halliburton Co.	1,386	$78,406
Schlumberger Ltd.	1,382	115,687
US Silica Holdings, Inc.	938	55,473

		249,566

Oil, Gas & Consumable Fuels – 5.0%
Chevron Corp.	1,585	176,490
CONSOL Energy, Inc.	2,434	41,232
Exxon Mobil Corp.	3,153	264,505
ONEOK, Inc.	957	52,740
Parsley Energy, Inc. Class A (a)	1,256	44,236
Rice Energy, Inc. (a)	1,873	37,142
Spectra Energy Corp.	1,421	59,185
WPX Energy, Inc. (a)	3,487	48,574

		724,104

TOTAL ENERGY		973,670

FINANCIALS – 13.8%
Banks – 2.2%
JPMorgan Chase & Co.	3,712	314,146

Capital Markets – 4.0%
CME Group, Inc.	1,123	135,973
MarketAxess Holdings, Inc.	651	121,900
MSCI, Inc.	1,236	102,279
Nasdaq, Inc.	1,523	107,432
S&P Global, Inc.	928	111,527

		579,111

Diversified Financial Services – 2.1%
Berkshire Hathaway, Inc. Class B (a)	1,871	307,106

Insurance – 4.1%
Aflac, Inc.	1,618	113,244
Aon PLC	1,039	117,095
Chubb Ltd.	1,048	137,802
Cincinnati Financial Corp.	1,445	101,988
Marsh & McLennan Cos., Inc.	1,797	122,232

		592,361

Mortgage Real Estate Investment Trusts (REITs) – 1.4%
AGNC Investment Corp.	4,963	92,659
Annaly Capital Management, Inc.	9,791	100,064

		192,723

TOTAL FINANCIALS		1,985,447

HEALTH CARE – 12.9%
Health Care Equipment & Supplies – 5.9%
Baxter International, Inc.	2,685	128,638
Boston Scientific Corp. (a)	6,023	144,914
Edwards Lifesciences Corp. (a)	1,379	132,715
IDEXX Laboratories, Inc. (a)	1,113	136,153
Intuitive Surgical, Inc. (a)	189	130,919

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	26

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Medtronic PLC	2,255	$171,425

		844,764

Health Care Providers & Services – 1.6%
UnitedHealth Group, Inc.	1,423	230,668

Pharmaceuticals – 5.4%
Johnson & Johnson	2,739	310,192
Merck & Co., Inc.	3,692	228,867
Pfizer, Inc.	7,637	242,322

		781,381

TOTAL HEALTH CARE		1,856,813

INDUSTRIALS – 9.8%
Aerospace & Defense – 2.7%
HEICO Corp.	1,047	80,566
Lockheed Martin Corp.	443	111,339
Northrop Grumman Corp.	411	94,152
Raytheon Co.	693	99,903

		385,960

Building Products – 0.7%
Johnson Controls International PLC	2,258	99,307

Commercial Services & Supplies – 1.1%
Copart, Inc. (a)	1,355	76,883
Waste Management, Inc.	1,323	91,948

		168,831

Industrial Conglomerates – 3.6%
3M Co.	805	140,730
General Electric Co.	8,184	243,065
Honeywell International, Inc.	1,112	131,572

		515,367

Machinery – 1.2%
Illinois Tool Works, Inc.	796	101,251
Xylem, Inc.	1,541	75,987

		177,238

Professional Services – 0.5%
Equifax, Inc.	621	72,831

TOTAL INDUSTRIALS		1,419,534

INFORMATION TECHNOLOGY – 22.5%
Communications Equipment – 1.5%
Cisco Systems, Inc.	6,802	208,957

Electronic Equipment, Instruments & Components – 2.8%
Coherent, Inc. (a)	957	150,948
Corning, Inc.	5,492	145,483
Dolby Laboratories, Inc. Class A	2,351	112,636

		409,067

Internet Software & Services – 5.1%
Alphabet, Inc. Class A (a)	513	420,757

	Shares	Value
Facebook, Inc. Class A (a)	2,403	$313,159

		733,916

IT Services – 1.5%
International Business Machines Corp.	1,268	221,291

Semiconductors & Semiconductor Equipment – 6.9%
Advanced Micro Devices, Inc. (a)	16,549	171,613
Applied Materials, Inc.	4,510	154,468
Broadcom Ltd.	877	174,962
Cirrus Logic, Inc. (a)	2,002	120,761
NVIDIA Corp.	1,930	210,717
Texas Instruments, Inc.	2,234	168,756

		1,001,277

Software – 3.7%
Ellie Mae, Inc. (a)	1,082	89,525
Microsoft Corp.	6,859	443,434

		532,959

Technology Hardware, Storage & Peripherals – 1.0%
Hewlett Packard Enterprise Co.	6,017	136,466

TOTAL INFORMATION TECHNOLOGY		3,243,933

MATERIALS – 3.2%
Chemicals – 2.1%
Air Products & Chemicals, Inc.	330	46,121
Albemarle Corp.	374	34,647
EI du Pont de Nemours & Co.	929	70,140
Monsanto Co.	539	58,379
Praxair, Inc.	400	47,376
The Chemours Co.	1,628	43,012

		299,675

Construction Materials – 0.2%
Martin Marietta Materials, Inc.	172	39,491

Metals & Mining – 0.9%
Hecla Mining Co.	4,262	27,447
Newmont Mining Corp.	1,012	36,716
Royal Gold, Inc.	378	27,280
Steel Dynamics, Inc.	1,079	36,481

		127,924

TOTAL MATERIALS		467,090

REAL ESTATE – 3.6%
Equity Real Estate Investment Trusts (REITs) – 3.6%
American Campus Communities, Inc.	455	22,122
American Tower Corp.	433	44,815
Communications Sales & Leasing, Inc. (a)	783	20,577
DCT Industrial Trust, Inc.	478	21,362
Digital Realty Trust, Inc.	300	32,289
Duke Realty Corp.	969	23,576
EPR Properties	316	23,375
Equinix, Inc.	100	38,498
Equity Lifestyle Properties, Inc.	301	22,256
Highwoods Properties, Inc.	453	23,289

See accompanying notes which are an integral part of the financial statements.

27	Semiannual Report

Fidelity Momentum Factor ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
National Retail Properties, Inc.	518	$22,585
Prologis, Inc.	709	34,635
Realty Income Corp.	488	29,099
Senior Housing Properties Trust	1,093	20,822
Simon Property Group, Inc.	302	55,499
Spirit Realty Capital, Inc.	1,947	20,482
Ventas, Inc.	521	32,130
Welltower, Inc.	508	33,680

TOTAL REAL ESTATE		521,091

TELECOMMUNICATION SERVICES – 2.4%
Diversified Telecommunication Services – 2.2%
AT&T, Inc.	4,281	180,487
Verizon Communications, Inc.	2,872	140,757

		321,244

Wireless Telecommunication Services – 0.2%
T-Mobile US, Inc. (a)	409	25,468

TOTAL TELECOMMUNICATION SERVICES		346,712

UTILITIES – 3.2%
Electric Utilities – 1.9%
Duke Energy Corp.	828	65,031
Edison International	642	46,789
NextEra Energy, Inc.	542	67,056
The Southern Co.	1,225	60,552
Westar Energy, Inc.	617	33,744

		273,172

Gas Utilities – 0.2%
UGI Corp.	782	36,261

	Shares	Value
Multi-Utilities – 0.8%
CenterPoint Energy, Inc.	1,607	$42,119
MDU Resources Group, Inc.	1,291	37,891
SCANA Corp.	518	35,587

		115,597

Water Utilities – 0.3%
American Water Works Co., Inc.	530	38,923

TOTAL UTILITIES		463,953

TOTAL COMMON STOCKS (Cost $13,918,247)		14,370,942

Money Market Funds – 0.1%

Fidelity Cash Central Fund, 0.62% (b) (Cost $17,707)	17,703	17,707

TOTAL INVESTMENT PORTFOLIO – 99.8% (Cost $13,935,954)		14,388,649

NET OTHER ASSETS (LIABILITIES) – 0.2%		26,206

NET ASSETS – 100%		$14,414,855

Legend

(a)	Non-income producing.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6

Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	28

Fidelity Quality Factor ETF

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
CONSUMER DISCRETIONARY – 12.7%
Hotels, Restaurants & Leisure – 4.2%
Domino’s Pizza, Inc.	773	$134,920
Marriott International, Inc. Class A	1,644	139,082
McDonald’s Corp.	1,641	201,137
Starbucks Corp.	3,165	174,771
Yum China Holdings, Inc. (a)	1,543	42,402
Yum! Brands, Inc.	1,556	101,965

		794,277

Internet & Direct Marketing Retail – 1.0%
The Priceline Group, Inc. (a)	120	189,016

Media – 3.5%
Comcast Corp. Class A	3,625	273,397
Sirius XM Holdings, Inc.	27,104	127,931
The Walt Disney Co.	2,377	263,015

		664,343

Specialty Retail – 3.5%
O’Reilly Automotive, Inc. (a)	451	118,284
Ross Stores, Inc.	2,077	137,310
The Home Depot, Inc.	1,829	251,634
The TJX Companies, Inc.	1,872	140,250

		647,478

Textiles, Apparel & Luxury Goods – 0.5%
Michael Kors Holdings Ltd. (a)	2,310	98,891

TOTAL CONSUMER DISCRETIONARY		2,394,005

CONSUMER STAPLES – 8.5%
Beverages – 1.7%
Dr Pepper Snapple Group, Inc.	1,051	95,851
The Coca-Cola Co.	5,232	217,495

		313,346

Food Products – 0.4%
Mead Johnson Nutrition Co.	1,150	81,029

Household Products – 3.8%
Church & Dwight Co., Inc.	1,935	87,501
Colgate-Palmolive Co.	1,906	123,089
Kimberly-Clark Corp.	969	117,375
The Clorox Co.	757	90,840
The Procter & Gamble Co.	3,247	284,437

		703,242

Personal Products – 0.4%
Herbalife Ltd. (a)	1,333	74,915

Tobacco – 2.2%
Altria Group, Inc.	2,930	208,557
Philip Morris International, Inc.	2,182	209,756

		418,313

TOTAL CONSUMER STAPLES		1,590,845

	Shares	Value
ENERGY – 6.6%
Energy Equipment & Services – 2.0%
Baker Hughes, Inc.	1,266	$79,859
Core Laboratories N.V.	406	47,433
National Oilwell Varco, Inc.	1,610	60,874
Oceaneering International, Inc.	1,596	44,449
Schlumberger Ltd.	1,699	142,223

		374,838

Oil, Gas & Consumable Fuels – 4.6%
Chevron Corp.	2,001	222,811
Exxon Mobil Corp.	3,959	332,121
Kinder Morgan, Inc.	3,619	80,849
Marathon Petroleum Corp.	1,487	71,450
Phillips 66	940	76,723
Valero Energy Corp.	1,190	78,254

		862,208

TOTAL ENERGY		1,237,046

FINANCIALS – 11.7%
Banks – 5.9%
Bank of Hawaii Corp.	1,819	156,270
Bank of the Ozarks, Inc.	3,460	189,850
East West Bancorp, Inc.	3,682	189,402
Signature Bank (a)	1,049	165,239
US Bancorp	4,215	221,920
Western Alliance Bancorp (a)	3,598	177,669

		1,100,350

Capital Markets – 4.9%
CBOE Holdings, Inc.	1,812	144,272
FactSet Research Systems, Inc.	728	125,980
Moody’s Corp.	1,290	133,734
Morgan Stanley	5,521	234,587
S&P Global, Inc.	1,222	146,860
SEI Investments Co.	2,739	132,869

		918,302

Consumer Finance – 0.9%
Synchrony Financial	5,007	179,351

TOTAL FINANCIALS		2,198,003

HEALTH CARE – 13.6%
Biotechnology – 6.6%
AbbVie, Inc.	3,505	214,191
Amgen, Inc.	1,459	228,596
Biogen, Inc. (a)	638	176,879
Celgene Corp. (a)	1,882	218,594
Gilead Sciences, Inc.	2,898	209,960
United Therapeutics Corp. (a)	1,177	192,593

		1,240,813

Health Care Equipment & Supplies – 0.9%
Intuitive Surgical, Inc. (a)	238	164,860

See accompanying notes which are an integral part of the financial statements.

29	Semiannual Report

Fidelity Quality Factor ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Life Sciences Tools & Services – 0.9%
Mettler-Toledo International, Inc. (a)	384	$163,826

Pharmaceuticals – 5.2%
Johnson & Johnson	3,462	392,071
Merck & Co., Inc.	4,795	297,242
Pfizer, Inc.	9,119	289,346

		978,659

TOTAL HEALTH CARE		2,548,158

INDUSTRIALS – 10.6%
Aerospace & Defense – 1.9%
Lockheed Martin Corp.	617	155,070
The Boeing Co.	1,283	209,668

		364,738

Air Freight & Logistics – 0.6%
Expeditors International of Washington, Inc.	2,185	113,795

Airlines – 1.7%
Alaska Air Group, Inc.	1,680	157,618
Delta Air Lines, Inc.	3,450	162,978

		320,596

Commercial Services & Supplies – 0.7%
Rollins, Inc.	3,796	133,847

Electrical Equipment – 0.8%
Rockwell Automation, Inc.	1,000	147,990

Industrial Conglomerates – 2.0%
3M Co.	1,085	189,680
Honeywell International, Inc.	1,523	180,201

		369,881

Machinery – 0.8%
Illinois Tool Works, Inc.	1,155	146,916

Professional Services – 1.1%
The Dun & Bradstreet Corp.	761	93,314
Verisk Analytics, Inc. (a)	1,390	114,869

		208,183

Road & Rail – 1.0%
Union Pacific Corp.	1,810	192,910

TOTAL INDUSTRIALS		1,998,856

INFORMATION TECHNOLOGY – 21.3%
Communications Equipment – 0.7%
F5 Networks, Inc. (a)	981	131,484

Internet Software & Services – 5.3%
Alphabet, Inc. Class A (a)	629	515,899
Facebook, Inc. Class A (a)	2,855	372,064
VeriSign, Inc. (a)	1,430	114,700

		1,002,663

IT Services – 4.1%
Accenture PLC Class A	1,525	173,652

	Shares	Value
Mastercard, Inc. Class A	2,004	$213,085
Paychex, Inc.	2,214	133,482
Visa, Inc. Class A	3,033	250,860

		771,079

Semiconductors & Semiconductor Equipment – 1.7%
Linear Technology Corp.	2,128	134,340
Texas Instruments, Inc.	2,479	187,264
Versum Materials, Inc. (a)	185	5,171

		326,775

Software – 5.8%
Aspen Technology, Inc. (a)	2,831	150,354
Check Point Software Technologies Ltd. (a)	1,614	159,415
Microsoft Corp.	8,587	555,149
Oracle Corp.	5,378	215,712

		1,080,630

Technology Hardware, Storage & Peripherals – 3.7%
Apple, Inc.	5,664	687,326

TOTAL INFORMATION TECHNOLOGY		3,999,957

MATERIALS – 3.3%
Chemicals – 3.0%
AdvanSix, Inc. (a)	57	1,464
Air Products & Chemicals, Inc.	384	53,668
Celanese Corp. Class A	644	54,354
Ecolab, Inc.	493	59,224
International Flavors & Fragrances, Inc.	310	36,335
LyondellBasell Industries N.V. Class A	733	68,367
Monsanto Co.	680	73,651
Praxair, Inc.	525	62,181
The Dow Chemical Co.	1,568	93,500
The Sherwin-Williams Co.	176	53,470

		556,214

Containers & Packaging – 0.3%
International Paper Co.	1,064	60,223

TOTAL MATERIALS		616,437

REAL ESTATE – 6.1%
Equity Real Estate Investment Trusts (REITs) – 6.1%
AvalonBay Communities, Inc.	774	134,142
Equity Residential	2,114	128,468
Essex Property Trust, Inc.	578	129,645
HCP, Inc.	3,502	106,181
National Retail Properties, Inc.	2,424	105,686
Prologis, Inc.	2,662	130,039
Public Storage	644	138,460
Quality Care Properties, Inc. (a)	700	12,922
Realty Income Corp.	1,943	115,861
Simon Property Group, Inc.	803	147,567

TOTAL REAL ESTATE		1,148,971

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	30

Common Stocks – continued
	Shares	Value
TELECOMMUNICATION SERVICES – 2.3%
Diversified Telecommunication Services – 2.3%
AT&T, Inc.	5,517	$232,597
SBA Communications Corp. (a)	245	25,789
Verizon Communications, Inc.	3,732	182,905

TOTAL TELECOMMUNICATION SERVICES		441,291

UTILITIES – 3.1%
Electric Utilities – 1.1%
IDACORP, Inc.	672	53,773
NextEra Energy, Inc.	783	96,873
OGE Energy Corp.	1,781	59,735

		210,381

Gas Utilities – 0.3%
UGI Corp.	1,232	57,128

Independent Power and Renewable Electricity Producers – 0.3%
AES Corp.	4,592	52,532

Multi-Utilities – 1.4%
Ameren Corp.	1,179	62,074
CenterPoint Energy, Inc.	2,482	65,053
Consolidated Edison, Inc.	902	67,064
WEC Energy Group, Inc.	1,050	62,003

		256,194

TOTAL UTILITIES		576,235

TOTAL COMMON STOCKS (Cost $17,831,401)		18,749,804

Money Market Funds – 0.1%
	Shares	Value

Fidelity Cash Central Fund, 0.62% (b) (Cost $23,505)	23,500	$23,505

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $17,854,906)		18,773,309

NET OTHER ASSETS (LIABILITIES) – 0.1%		17,982

NET ASSETS – 100%		$18,791,291

Legend

(a)	Non-income producing.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9

Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

31	Semiannual Report

Fidelity Value Factor ETF

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.7%
	Shares	Value
CONSUMER DISCRETIONARY – 12.3%
Automobiles – 1.9%
Ford Motor Co.	13,920	$172,051
General Motors Co.	5,413	198,170

		370,221

Diversified Consumer Services – 0.6%
H&R Block, Inc.	5,604	120,262

Hotels, Restaurants & Leisure – 2.9%
McDonald’s Corp.	1,823	223,445
Royal Caribbean Cruises Ltd.	1,893	177,242
Wyndham Worldwide Corp.	1,952	154,325

		555,012

Media – 3.3%
The Walt Disney Co.	2,592	286,805
Time Warner, Inc.	2,310	223,723
Viacom, Inc. Class B	3,263	137,503

		648,031

Multiline Retail – 1.4%
Kohl’s Corp.	3,472	138,290
Target Corp.	2,217	142,952

		281,242

Specialty Retail – 1.6%
Bed Bath & Beyond, Inc.	3,103	125,206
Best Buy Co., Inc.	4,079	181,597

		306,803

Textiles, Apparel & Luxury Goods – 0.6%
Michael Kors Holdings Ltd. (a)	2,744	117,471

TOTAL CONSUMER DISCRETIONARY		2,399,042

CONSUMER STAPLES – 8.2%
Beverages – 2.1%
PepsiCo, Inc.	1,897	196,871
The Coca-Cola Co.	4,948	205,688

		402,559

Food & Staples Retailing – 2.0%
CVS Health Corp.	1,667	131,376
The Kroger Co.	3,123	106,057
Wal-Mart Stores, Inc.	2,296	153,235

		390,668

Food Products – 1.4%
Archer-Daniels-Midland Co.	2,228	98,612
Bunge Ltd.	1,277	88,381
Tyson Foods, Inc. Class A	1,276	80,120

		267,113

Household Products – 1.4%
The Procter & Gamble Co.	3,083	270,071

Personal Products – 0.3%
Herbalife Ltd. (a)	1,176	66,091

	Shares	Value
Tobacco – 1.0%
Altria Group, Inc.	2,760	$196,457

TOTAL CONSUMER STAPLES		1,592,959

ENERGY – 6.4%
Energy Equipment & Services – 1.1%
Baker Hughes, Inc.	1,181	74,498
Schlumberger Ltd.	1,627	136,196

		210,694

Oil, Gas & Consumable Fuels – 5.3%
Chevron Corp.	1,949	217,021
ConocoPhillips	1,974	96,252
Exxon Mobil Corp.	3,868	324,487
HollyFrontier Corp.	1,654	47,916
Kinder Morgan, Inc.	3,445	76,961
Marathon Petroleum Corp.	1,386	66,597
Phillips 66	877	71,581
Tesoro Corp.	616	49,804
Valero Energy Corp.	1,109	72,928

		1,023,547

TOTAL ENERGY		1,234,241

FINANCIALS – 17.4%
Banks – 6.5%
Bank of America Corp.	14,406	326,152
Citigroup, Inc.	4,410	246,210
JPMorgan Chase & Co.	4,349	368,056
Wells Fargo & Co.	5,642	317,814

		1,258,232

Capital Markets – 0.9%
Morgan Stanley	4,284	182,027

Consumer Finance – 3.5%
Ally Financial, Inc.	5,087	107,437
American Express Co.	2,007	153,295
Capital One Financial Corp.	1,726	150,835
Discover Financial Services	1,868	129,415
Synchrony Financial	3,783	135,507

		676,489

Diversified Financial Services – 2.5%
Berkshire Hathaway, Inc. Class B (a)	2,147	352,409
Voya Financial, Inc.	3,333	134,053

		486,462

Insurance – 1.6%
Lincoln National Corp.	2,203	148,724
MetLife, Inc.	3,094	168,345

		317,069

Mortgage Real Estate Investment Trusts (REITs) – 2.4%
AGNC Investment Corp.	4,657	86,946
Annaly Capital Management, Inc.	8,652	88,424
Chimera Investment Corp.	5,362	94,532

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	32

Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Mortgage Real Estate Investment Trusts (REITs) – continued
New Residential Investment Corp.	6,342	$96,081
Starwood Property Trust, Inc.	4,074	90,687

		456,670

TOTAL FINANCIALS		3,376,949

HEALTH CARE – 13.4%
Biotechnology – 3.4%
Amgen, Inc.	1,501	235,177
Gilead Sciences, Inc.	2,999	217,278
United Therapeutics Corp. (a)	1,250	204,537

		656,992

Health Care Providers & Services – 4.9%
Aetna, Inc.	1,591	188,709
Anthem, Inc.	1,416	218,262
Cigna Corp.	1,392	203,538
McKesson Corp.	969	134,836
WellCare Health Plans, Inc. (a)	1,402	204,047

		949,392

Pharmaceuticals – 5.1%
Johnson & Johnson	3,504	396,828
Merck & Co., Inc.	4,921	305,053
Pfizer, Inc.	9,354	296,802

		998,683

TOTAL HEALTH CARE		2,605,067

INDUSTRIALS – 11.7%
Aerospace & Defense – 2.1%
Spirit AeroSystems Holdings, Inc. Class A	2,835	170,242
The Boeing Co.	1,419	231,893

		402,135

Airlines – 3.8%
Delta Air Lines, Inc.	3,963	187,212
JetBlue Airways Corp. (a)	7,368	144,486
Southwest Airlines Co.	3,850	201,394
United Continental Holdings, Inc. (a)	2,932	206,618

		739,710

Construction & Engineering – 0.6%
Chicago Bridge & Iron Co. N.V.	3,713	123,309

Machinery – 2.4%
Cummins, Inc.	1,113	163,622
PACCAR, Inc.	2,408	162,083
Trinity Industries, Inc.	5,410	148,991

		474,696

Professional Services – 0.9%
ManpowerGroup, Inc.	1,843	175,933

Trading Companies & Distributors – 1.9%
AerCap Holdings N.V. (a)	3,530	156,273

	Shares	Value
United Rentals, Inc. (a)	1,652	$208,994

		365,267

TOTAL INDUSTRIALS		2,281,050

INFORMATION TECHNOLOGY – 20.2%
Communications Equipment – 1.3%
Cisco Systems, Inc.	7,941	243,948

Internet Software & Services – 3.4%
Alphabet, Inc. Class A (a)	623	510,978
eBay, Inc. (a)	4,607	146,641

		657,619

IT Services – 2.7%
Cognizant Technology Solutions Corp. Class A (a)	2,466	129,687
Conduent, Inc. (a)	2,520	37,699
International Business Machines Corp.	1,445	252,181
Teradata Corp. (a)	3,799	111,539

		531,106

Semiconductors & Semiconductor Equipment – 2.2%
Intel Corp.	7,270	267,682
QUALCOMM, Inc.	3,109	166,114

		433,796

Software – 4.7%
Microsoft Corp.	8,527	551,270
Oracle Corp.	5,407	216,875
VMware, Inc. Class A (a)	1,711	149,781

		917,926

Technology Hardware, Storage & Peripherals – 5.9%
Apple, Inc.	5,621	682,108
HP, Inc.	9,567	143,983
Western Digital Corp.	2,842	226,593
Xerox Corp.	12,602	87,332

		1,140,016

TOTAL INFORMATION TECHNOLOGY		3,924,411

MATERIALS – 3.4%
Chemicals – 1.8%
Celanese Corp. Class A	759	64,060
Eastman Chemical Co.	756	58,590
LyondellBasell Industries N.V. Class A	828	77,227
The Dow Chemical Co.	1,694	101,013
The Mosaic Co.	1,834	57,533

		358,423

Containers & Packaging – 0.7%
International Paper Co.	1,232	69,731
WestRock Co.	1,148	61,258

		130,989

Metals & Mining – 0.9%
Newmont Mining Corp.	1,344	48,760
Nucor Corp.	1,036	60,181

See accompanying notes which are an integral part of the financial statements.

33	Semiannual Report

Fidelity Value Factor ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
MATERIALS – continued
Metals & Mining – continued
Steel Dynamics, Inc.	1,764	$59,641

		168,582

TOTAL MATERIALS		657,994

REAL ESTATE – 1.5%
Equity Real Estate Investment Trusts (REITs) – 1.5%
Equity Residential	1,606	97,596
Host Hotels & Resorts, Inc.	5,572	100,686
Sunstone Hotel Investors, Inc.	6,776	99,743

TOTAL REAL ESTATE		298,025

TELECOMMUNICATION SERVICES – 2.2%
Diversified Telecommunication Services – 2.2%
AT&T, Inc.	5,452	229,856
CenturyLink, Inc.	952	24,619
Verizon Communications, Inc.	3,654	179,083

TOTAL TELECOMMUNICATION SERVICES		433,558

UTILITIES – 3.0%
Electric Utilities – 2.2%
American Electric Power Co., Inc.	996	63,804
Duke Energy Corp.	1,042	81,839
Entergy Corp.	647	46,351
Exelon Corp.	1,862	66,808
FirstEnergy Corp.	1,568	47,542
Great Plains Energy, Inc.	1,498	41,270
NextEra Energy, Inc.	700	86,604

		434,218

	Shares	Value
Independent Power and Renewable Electricity Producers – 0.2%
AES Corp.	3,766	$43,083

Multi-Utilities – 0.6%
Consolidated Edison, Inc.	759	56,431
Public Service Enterprise Group, Inc.	1,316	58,233

		114,664

TOTAL UTILITIES		591,965

TOTAL COMMON STOCKS (Cost $18,508,506)		19,395,261

Money Market Funds – 0.1%

Fidelity Cash Central Fund, 0.62% (b) (Cost $15,224)	15,221	15,224

TOTAL INVESTMENT PORTFOLIO – 99.8% (Cost $18,523,730)		19,410,485

NET OTHER ASSETS (LIABILITIES) – 0.2%		46,733

NET ASSETS – 100%		$19,457,218

Legend

(a)	Non-income producing.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8

Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	34

[THIS PAGE INTENTIONALLY LEFT BLANK]

35	Semiannual Report

Financial Statements

Statements of Assets and Liabilities
January 31, 2017 (Unaudited)
	Fidelity Core Dividend ETF	Fidelity Dividend ETF for Rising Rates	Fidelity Low Volatility Factor ETF	Fidelity Momentum Factor ETF
Assets
Investments in securities, at value (including securities loaned of $1,637,035, $844,791, $— and $—, respectively) – See accompanying schedule:
Unaffiliated issuers	$32,705,193	$64,179,394	$13,019,153	$14,370,942
Fidelity Central Funds	1,743,343	1,119,628	—	17,707

Total Investments	$34,448,536	$65,299,022	$13,019,153	$14,388,649
Cash	46,195	553	26,864	11,425
Foreign currency held at value (cost $3,780, $2,042, $— and $—, respectively)	3,862	2,075	—	—
Receivable for fund shares sold	1,316,118	—	—	1,317,913
Dividends receivable	86,505	100,530	11,035	9,701
Distributions receivable from Fidelity Central Funds	758	164	—	—

Total assets	35,901,974	65,402,344	13,057,052	15,727,688

Liabilities
Payable for investments purchased	1,301,533	85,144	—	1,309,975
Accrued management fees	7,530	14,297	2,931	2,858
Collateral on securities loaned, at value	1,689,750	860,575	—	—

Total liabilities	2,998,813	960,016	2,931	1,312,833

Net Assets	$32,903,161	$64,442,328	$13,054,121	$14,414,855

Net Assets consist of:
Paid in capital	$32,185,148	$62,679,546	$12,843,563	$14,034,020
Undistributed net investment income	88,589	91,262	8,198	10,191
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(8,704)	(3,244)	4,435	(82,051)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	638,128	1,674,764	197,925	452,695

Net Assets	$32,903,161	$64,442,328	$13,054,121	$14,414,855

Shares outstanding	1,250,000	2,400,000	500,000	550,000

Net Asset Value, offering price and redemption price per share	$26.32	$26.85	$26.11	$26.21

Investments at cost – Unaffiliated issuers	$32,067,277	$62,504,773	$12,821,228	$13,918,247
Investments at cost – Fidelity Central Funds	1,743,230	1,119,585	—	17,707

Investments at cost	$33,810,507	$63,624,358	$12,821,228	$13,935,954

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	36

Statements of Assets and Liabilities
January 31, 2017 (Unaudited)
	Fidelity Quality Factor ETF	Fidelity Value Factor ETF
Assets
Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$18,749,804	$19,395,261
Fidelity Central Funds	23,505	15,224

Total Investments	$18,773,309	$19,410,485
Cash	3,860	31,739
Receivable for fund shares sold	—	1,389,801
Dividends receivable	18,646	12,331

Total assets	18,795,815	20,844,356

Liabilities
Payable for investments purchased	—	1,383,214
Accrued management fees	4,524	3,924

Total liabilities	4,524	1,387,138

Net Assets	$18,791,291	$19,457,218

Net Assets consist of:
Paid in capital	$17,856,740	$18,558,949
Undistributed net investment income	16,796	12,518
Accumulated undistributed net realized gain (loss) on investments	(648)	(1,004)
Net unrealized appreciation (depreciation) on investments	918,403	886,755

Net Assets	$18,791,291	$19,457,218

Shares outstanding	700,000	700,000

Net Asset Value, offering price and redemption price per share	$26.84	$27.80

Investments at cost – Unaffiliated issuers	$17,831,401	$18,508,506
Investments at cost – Fidelity Central Funds	23,505	15,224

Investments at cost	$17,854,906	$18,523,730

See accompanying notes which are an integral part of the financial statements.

37	Semiannual Report

Financial Statements – continued

Statements of Operations
For the period September 12, 2016 (commencement of operations) to January 31, 2017 (Unaudited)
	Fidelity Core Dividend ETF	Fidelity Dividend ETF for Rising Rates	Fidelity Low Volatility Factor ETF	Fidelity Momentum Factor ETF
Investment Income
Dividends	$373,365	$419,436	$60,484	$65,388
Income from Fidelity Central Funds	2,211	409	—	6

Total income	375,576	419,845	60,484	65,394

Expenses
Management fees	26,585	38,589	8,300	9,160
Independent trustees’ compensation	120	162	36	43
Miscellaneous	32	32	—	—

Total expenses	26,737	38,783	8,336	9,203

Net investment income (loss)	348,839	381,062	52,148	56,191

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(8,075)	(3,202)	4,435	(82,051)
Net realized gain (loss) on Fidelity Central Funds	3	12	—	—
Net realized gain (loss) on foreign currency transactions	(632)	(54)	—	—

Total net realized gain (loss)	(8,704)	(3,244)	4,435	(82,051)

Change in net unrealized appreciation (depreciation) on investment securities	638,029	1,674,664	197,925	452,695
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	99	100	—	—

Total change in net unrealized appreciation (depreciation)	638,128	1,674,764	197,925	452,695

Net gain (loss)	629,424	1,671,520	202,360	370,644

Net increase (decrease) in net assets resulting from operations	$978,263	$2,052,582	$254,508	$426,835

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	38

Statements of Operations
For the period September 12, 2016 (commencement of operations) to January 31, 2017 (Unaudited)
	Fidelity Quality Factor ETF	Fidelity Value Factor ETF
Investment Income
Dividends	$91,375	$85,695
Income from Fidelity Central Funds	9	8

Total income	91,384	85,703

Expenses
Management fees	12,929	11,135
Independent trustees’ compensation	59	50

Total expenses	12,988	11,185

Net investment income (loss)	78,396	74,518

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(648)	(1,004)
Change in net unrealized appreciation (depreciation) on investment securities	918,403	886,755

Net gain (loss)	917,755	885,751

Net increase (decrease) in net assets resulting from operations	$996,151	$960,269

See accompanying notes which are an integral part of the financial statements.

39	Semiannual Report

Financial Statements – continued

Statements of Changes in Net Assets
For the period September 12, 2016 (commencement of operations) to January 31, 2017 (Unaudited)
	Fidelity Core Dividend ETF	Fidelity Dividend ETF for Rising Rates	Fidelity Low Volatility Factor ETF	Fidelity Momentum Factor ETF
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$348,839	$381,062	$52,148	$56,191
Net realized gain (loss)	(8,704)	(3,244)	4,435	(82,051)
Change in net unrealized appreciation (depreciation)	638,128	1,674,764	197,925	452,695

Net increase (decrease) in net assets resulting from operations	978,263	2,052,582	254,508	426,835

Distributions to shareholders from net investment income	(260,250)	(289,800)	(43,950)	(46,000)

Share transactions
Proceeds from sales of shares	32,185,148	62,679,546	12,843,563	14,034,020

Net increase (decrease) in net assets resulting from share transactions	32,185,148	62,679,546	12,843,563	14,034,020

Total increase (decrease) in net assets	32,903,161	64,442,328	13,054,121	14,414,855

Net Assets
Beginning of period	—	—	—	—

End of period	$32,903,161	$64,442,328	$13,054,121	$14,414,855

Undistributed net investment income included in net assets at end of period	$88,589	$91,262	$8,198	$10,191

Other Information
Shares
Sold	1,250,000	2,400,000	500,000	550,000
Redeemed	—	—	—	—

Net increase (decrease)	1,250,000	2,400,000	500,000	550,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	40

Statements of Changes in Net Assets
For the period September 12, 2016 (commencement of operations) to January 31, 2017 (Unaudited)
	Fidelity Quality Factor ETF	Fidelity Value Factor ETF
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$78,396	$74,518
Net realized gain (loss)	(648)	(1,004)
Change in net unrealized appreciation (depreciation)	918,403	886,755

Net increase (decrease) in net assets resulting from operations	996,151	960,269

Distributions to shareholders from net investment income	(61,600)	(62,000)

Share transactions
Proceeds from sales of shares	17,856,740	18,558,949

Net increase (decrease) in net assets resulting from share transactions	17,856,740	18,558,949

Total increase (decrease) in net assets	18,791,291	19,457,218

Net Assets
Beginning of period	—	—

End of period	$18,791,291	$19,457,218

Undistributed net investment income included in net assets at end of period	$16,796	$12,518

Other Information
Shares
Sold	700,000	700,000
Redeemed	—	—

Net increase (decrease)	700,000	700,000

See accompanying notes which are an integral part of the financial statements.

41	Semiannual Report

Financial Statements – continued

Financial Highlights
(Unaudited)	Fidelity Core Dividend ETF	Fidelity Dividend ETF for Rising Rates	Fidelity Low Volatility Factor ETF	Fidelity Momentum Factor ETF
Period ended January 31,	2017A	2017A	2017A	2017A
Selected Per-Share Data
Net asset value, beginning of period	$25.32	$25.34	$25.31	$25.34

Income from Investment Operations
Net investment income (loss)B	0.38	0.29	0.18	0.18
Net realized and unrealized gain (loss)	0.89	1.38	0.76	0.81

Total from investment operations	1.27	1.67	0.94	0.99

Distributions from net investment income	(0.27)	(0.16)	(0.14)	(0.12)

Total distributions	(0.27)	(0.16)	(0.14)	(0.12)

Net asset value, end of period	$26.32	$26.85	$26.11	$26.21

Total ReturnC	5.03%	6.60%	3.72%	3.90%
Ratios to Average Net AssetsD,E
Expenses before reductions	.29%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.29%	.29%	.29%	.29%
Expenses net of all reductions	.29%	.29%	.29%	.29%
Net investment income (loss)	3.80%	2.87%	1.83%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$32,903	$64,442	$13,054	$14,415
Portfolio turnover rateF,G,H	1%	0%	0%	35%

A	For the period September 12, 2016 (commencement of operations) to January 31, 2017.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Amount does not include the portfolio activity of any underlying funds.

G	Amount not annualized.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	42

Financial Highlights
(Unaudited)	Fidelity Quality Factor ETF	Fidelity Value Factor ETF
Period ended January 31,	2017A	2017A
Selected Per-Share Data
Net asset value, beginning of period	$25.37	$25.37

Income from Investment Operations
Net investment income (loss)B	0.18	0.20
Net realized and unrealized gain (loss)	1.40	2.35

Total from investment operations	1.58	2.55

Distributions from net investment income	(0.11)	(0.12)

Total distributions	(0.11)	(0.12)

Net asset value, end of period	$26.84	$27.80

Total ReturnC	6.24%	10.07%
Ratios to Average Net AssetsD,E
Expenses before reductions	.29%	.29%
Expenses net of fee waivers, if any	.29%	.29%
Expenses net of all reductions	.29%	.29%
Net investment income (loss)	1.76%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$18,791	$19,457
Portfolio turnover rateF,G,H	1%	1%

A	For the period September 12, 2016 (commencement of operations) to January 31, 2017.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Amount does not include the portfolio activity of any underlying funds.

G	Amount not annualized.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

43	Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2017 (Unaudited)

1. Organization.

Fidelity Core Dividend ETF, Fidelity Dividend ETF for Rising Rates, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF and Fidelity Value Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. Each Fund’s Schedule of Investments lists each of the Fidelity Central Funds held as of year end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management Inc. (FIMM) an affiliate of Fidelity Management & Research Company (FMR). Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Funds’ Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report	44

3. Significant Accounting Policies – continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2017, is included at the end of each applicable Fund’s Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Core Dividend ETF	$33,819,361	$1,463,626	$(834,451)	$629,175
Fidelity Dividend ETF for Rising Rates	63,627,754	2,694,205	(1,022,937)	1,671,268
Fidelity Low Volatility Factor ETF	12,821,461	362,793	(165,101)	197,692
Fidelity Momentum Factor ETF	13,936,894	562,802	(111,047)	451,755
Fidelity Quality Factor ETF	17,856,541	1,040,470	(123,702)	916,768
Fidelity Value Factor ETF	18,524,639	1,080,110	(194,264)	885,846

45	Semiannual Report

Notes to Financial Statements – continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Fidelity Core Dividend ETF	$1,372,181	$243,381
Fidelity Dividend ETF for Rising Rates	634,561	118,217
Fidelity Low Volatility Factor ETF	56,487	24,435
Fidelity Momentum Factor ETF	3,045,074	3,002,447
Fidelity Quality Factor ETF	160,561	80,429
Fidelity Value Factor ETF	83,569	55,287

Securities received or delivered in-kind through subscriptions and redemptions were as follows:

	In-kind Subscriptions	In-kind Redemptions
Fidelity Core Dividend ETF	$30,945,169	$—
Fidelity Dividend ETF for Rising Rates	61,990,033	—
Fidelity Low Volatility Factor ETF	12,784,741	—
Fidelity Momentum Factor ETF	13,957,672	—
Fidelity Quality Factor ETF	17,751,917	—
Fidelity Value Factor ETF	18,481,228	—

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .29% of each Fund’s average net assets. Under the management contract, FMRC pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to FMRC is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the Adviser for providing these services.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund’s accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Funds may purchase from or sell securities to other funds affiliated with the sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities at period end is disclosed on each applicable Fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund’s Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Fidelity Core Dividend ETF	$2,149
Fidelity Dividend ETF for Rising Rates	340

Semiannual Report	46

7. Share Transactions.

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

8. Other.

The Funds’ organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

47	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Core Dividend ETF

Fidelity Dividend ETF for Rising Rates

Fidelity Low Volatility Factor ETF

Fidelity Momentum Factor ETF

Fidelity Quality Factor ETF

Fidelity Value Factor ETF

On July 27, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreement with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds’ investment objectives, strategies, and related investment philosophies.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity’s and Geode’s investment staffs, including their size, education, experience, and resources, as well as Fidelity’s and Geode’s approach to recruiting, training, managing, and compensating investment personnel. The Board also considered the due diligence on Geode performed by Fidelity, which formed the basis for Fidelity’s recommendation that the Board approve the sub-advisory agreement with Geode. Additionally, in its deliberations, the Board considered Fidelity’s and Geode’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder, Administrative and Other Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, shareholder and other services to be performed by FMRC and Geode (the Investment Advisers), and FMRC’s affiliates and a third party service provider under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping and securities lending services for each fund. The Board also considered the nature and extent of the supervision of third party service providers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance. Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund’s Advisory Contracts. The Board considered Geode’s experience in managing Fidelity’s existing equity index and enhanced index mutual funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to each fund under the Advisory Contracts should benefit each fund’s shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s proposed management fee and projected total expense ratio in reviewing the Advisory Contracts, and the fact that the management contract provides that FMRC will be responsible for paying all operating expenses of the fund with the exception of fees and expenses of the independent Trustees, interest, taxes, brokerage commissions and non-recurring expenses. The Board noted that each fund’s proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of each fund is below the median of those funds and classes used by the Board for management fee comparisons.

Based on its review, the Board concluded that each fund’s management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. Each fund is new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of each fund’s Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that each fund and especially shareholders that hold their shares through a Fidelity brokerage account, would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund’s Advisory Contracts should be approved.

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51	Semiannual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Geode Capital Management, LLC

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

State Street Bank and Trust Company

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

The Fidelity Telephone Connection

1-800-FIDELITY

CPF-SANN-0317 792756.1.0 1.9881295.100	Corporate Headquarters 245 Summer St., Boston, MA 02210 www.fidelity.com

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits

(a)	(1)	Not applicable.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	March 27, 2017

By:	/s/ Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 27, 2017